As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 4.01%
Airlines - 0.51%
Continental Airlines Finance Trust II (a)(e)	12,500	$356,250

Diversified Financial Services - 1.81%
Bank Of America Corporation (e)	300	307,875
Citigroup, Inc. (e)	20,000	945,000
Total Diversified Financial Services		1,252,875

Oil, Gas & Consumable Fuels - 1.69%
Chesapeake Energy Corp. (e)	4,000	470,000
Edge Petroleum Corp.(e)	6,000	159,000
El Paso Corp. (a)(b)(e)	400	543,000
Total Oil, Gas & Consumable Fuels		1,172,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,998,031)		2,781,125

PREFERRED STOCKS - 1.21%
Food Products - 0.49%
Bunge Ltd.(h)(e)	400	341,500

Oil, Gas & Consumable Fuels - 0.72%
Petroleo Brasileiro SA (e)	5,855	495,860
TOTAL PREFERRED STOCKS (Cost $943,617)		$837,360

	Principal
	Amount
CONVERTIBLE BONDS - 84.90%
Aerospace & Defense - 5.02%
Alliant Techsystems, Inc.
2.750%, 09/15/2011 (e)	$650,000	$804,375
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035 (b)(e)	750,000	936,562
3.000%, 08/01/2035 (e)	400,000	499,500
Lockheed Martin Corp.
2.815%, 08/15/2033 (c)(e)	450,000	616,320
Triumph Group
2.625%, 10/01/2026 (e)	500,000	622,500
Total Aerospace & Defense		3,479,257

Airlines - 1.12%
Jetblue Airways Corp.
3.750%, 03/15/2035 (e)	1,000,000	772,500

Beverages - 0.46%
Central European Distribution Corp.
3.000%, 03/15/2013 (e)	300,000	318,375

Biotechnology - 3.33%
Amgen, Inc.
0.125%, 02/01/2011 (e)	1,000,000	906,250
Enzon Pharmaceuticals, Inc.
4.000%, 06/01/2013 (e)	400,000	450,500
Incyte Corp.
3.500%, 02/15/2011 (e)	500,000	531,875
Vertex Pharmaceuticals, Inc.
4.750%, 02/15/2013 (e)	350,000	417,375
Total Biotechnology		2,306,000

Capital Markets - 0.89%
BlackRock, Inc.
2.625%, 02/15/2035 (e)	300,000	617,250

Commercial Services & Supplies - 3.55%
CBIZ, Inc.
3.125%, 06/01/2026 (e)	350,000	353,062
School Specialty, Inc.
3.750%, 11/30/2026 (e)	550,000	501,187
Waste Connections, Inc.
3.750%, 04/01/2026 (e)	1,450,000	1,604,063
Total Commercial Services & Supplies		2,458,312

Communications Equipment - 1.64%
Ciena Corp.
0.250%, 05/01/2013 (e)	1,000,000	936,250
Nortel Networks Corp.
1.750%, 04/15/2012 (b)(e)	300,000	202,500
Total Communications Equipment		1,138,750

Computer Services/Software - 1.38%
McData Corp.
2.250%, 02/15/2010 (e)	1,000,000	955,000

Computers & Peripherals - 2.78%
EMC Corp./Massachusetts
1.750%, 12/01/2011 (b)(e)	750,000	882,187
Hutchinson Technology, Inc.
3.250%, 01/15/2026 (e)	400,000	311,500
SanDisk Corp.
1.000%, 05/15/2013 (e)	1,000,000	735,000
Total Computers & Peripherals		1,928,687

Construction & Engineering - 1.37%
Quanta Services, Inc.
3.750%, 04/30/2026 (b)(e)	750,000	945,938

Containers & Packaging - 0.71%
Sealed Air Corp.
3.000%, 06/30/2033 (b)(e)	500,000	488,750

Diversified Financial Services - 1.35%
Leucadia National Corp.
3.750%, 04/15/2014 (e)	450,000	937,687

Diversified Telecommunication Services - 1.00%
Global Crossing Ltd
5.000%, 05/15/2011 (e)	400,000	376,000
Time Warner Telecom, Inc.
2.375%, 04/01/2026 (e)	300,000	313,500
Total Diversified Telecommunication Services		689,500

Electric Utilities - 0.37%
Unisource Energy Corp.
4.500%, 03/01/2035 (e)	300,000	257,250

Electrical Equipment - 0.61%
Suntech Power Holdings Co., Ltd
3.000%, 03/15/2013 (b)(e)	350,000	425,688

Electronic Equipment & Instruments - 2.36%
Itron, Inc.
2.500%, 08/01/2026 (e)	750,000	1,168,125
Tech Data Corp.
2.750%, 12/15/2026 (f)	500,000	468,750
Total Electronic Equipment & Instruments		1,636,875

Energy Equipment & Services - 6.76%
Cameron International Corp.
2.500%, 06/15/2026 (b)	750,000	1,050,937
Hanover Compressor Co.
4.750%, 01/15/2014	300,000	463,125
Helix Energy Solutions Group, Inc.
3.250%, 12/15/2025	400,000	489,000
SEACOR Holdings, Inc.
2.875%, 12/15/2024	400,000	504,000
SESI LLC
1.500%, 12/15/2026 (c)	400,000	432,000
1.500%, 12/15/2026 (b)(c)	1,000,000	1,080,000
Transocean, Inc.
1.500%, 12/15/2037	200,000	219,500
Trico Marine Services, Inc.
3.000%, 01/15/2027	400,000	443,000
Total Energy Equipment & Services		4,681,562

Food Products - 1.68%
Archer Daniels Midland Co.
0.875%, 02/15/2014 (b)	1,000,000	1,161,250

Health Care Equipment & Supplies - 5.02%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	650,000	633,750
Beckman Coulter, Inc.
2.500%, 12/15/2036	400,000	437,500
Conceptus, Inc.
2.250%, 02/15/2027	1,000,000	948,750
Edwards Lifesciences Corp.
3.875%, 05/15/2033	400,000	402,500
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	168,250
Integra LifeSciences Holdings Corp.
2.750%, 06/01/2010 (b)	400,000	380,000
Sonosite, Inc.
3.750%, 07/15/2014	500,000	506,875
Total Health Care Equipment & Supplies		3,477,625

Health Care Providers & Services - 1.26%
Lifepoint Hospitals, Inc.
3.500%, 05/15/2014	150,000	126,000
Schein Henry, Inc.
3.000%, 08/15/2034	550,000	744,563
Total Health Care Providers & Services		870,563

Health Care Technology - 2.30%
HLTH Corp.
1.750%, 06/15/2023	550,000	481,938
Trizetto Group, Inc.
2.750%, 10/01/2025	1,000,000	1,110,000
Total Health Care Technology		1,591,938

Hotels Restaurants & Leisure - 1.43%
Scientific Games Corp.
0.750%, 12/01/2024 (c)	1,000,000	990,000

Household Products - 1.34%
Church & Dwight, Inc.
5.250%, 08/15/2033	525,000	929,250

Insurance - 1.41%
American Equity Investment Life Holding Co.
5.250%, 12/06/2024	500,000	481,875
Conseco, Inc.
3.500%, 09/30/2035 (c)	600,000	496,500
Total Insurance		978,375

Internet Software & Services - 3.85%
Digital Riv, Inc.
1.250%, 01/01/2024	1,000,000	1,000,000
Equinix, Inc.
3.000%, 10/15/2014	1,000,000	916,250
SAVVIS, Inc.
3.000%, 05/15/2012	1,000,000	752,500
Total Internet Software & Services		2,668,750

IT Services - 0.49%
DST Systems, Inc.
3.625%, 08/15/2023	250,000	340,312

Life Sciences Tools & Services - 5.93%
Apogent Technologies, Inc.
1.550%, 12/15/2033 (c)	300,000	585,240
Charles River Laboratories International, Inc.
2.250%, 06/15/2013	450,000	598,500
2.250%, 06/15/2013 (b)	750,000	997,500
Kendle International, Inc.
3.375%, 07/15/2012	1,400,000	1,617,000
Millipore Corp.
3.750%, 06/01/2026	300,000	307,125
Total Life Sciences Tools & Services		4,105,365

Machinery - 1.28%
Albany International Corp.
2.250%, 03/15/2026 (c)	300,000	302,250
Barnes Group, Inc.
3.750%, 08/01/2025	450,000	582,750
Total Machinery		885,000

Marine - 0.38%
Horizon Lines, Inc.
4.250%, 08/15/2012	300,000	262,338

Media - 2.38%
Central European Media Enterprises Ltd.
3.500%, 03/15/2013 (b)	250,000	254,513
Lions Gate Entertainment Corp.
3.625%, 03/15/2025 (c)	550,000	528,688
Omnicom Group, Inc.
0.000%, 07/31/2032 (g)	500,000	501,250
Sinclair Broadcast Group, Inc.
3.000%, 05/15/2027	400,000	362,000
Total Media		1,646,451

Metals & Mining - 0.61%
Newmont Mining Corp.
1.250%, 07/15/2014 (b)	300,000	364,500
1.625%, 07/15/2017 (b)	50,000	61,063
Total Metals & Mining		425,563

Pharmaceuticals - 1.71%
Allergan, Inc.
1.500%, 04/01/2026	450,000	496,125
Watson Pharmaceuticals, Inc.
1.750%, 03/15/2023 (c)	300,000	288,750
Wyeth
3.581%, 01/15/2024 (c)	400,000	401,188
Total Pharmaceuticals		1,186,063

Real Estate Investment Trusts - 2.47%
Boston Properties LP
2.875%, 02/15/2037	500,000	472,500
Host Hotels & Resorts LP
2.625%, 04/15/2027 (b)	400,000	335,000
Rayonier TRS Holdings, Inc.
3.750%, 10/15/2012 (b)	400,000	419,500
Reckson Operating Partnership LP
4.000%, 06/15/2025	250,000	231,562
Vornado Realty Trust
2.850%, 04/01/2027	300,000	254,625
Total Real Estate Investment Trusts		1,713,187

Real Estate Management & Development - 0.61%
Forest City Enterprises, Inc.
3.625%, 10/15/2011	500,000	421,550

Semiconductor & Semiconductor Equipment - 8.67%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	400,000	251,500
Diodes, Inc.
2.250%, 10/01/2026	1,000,000	906,250
Intel Corp.
2.950%, 12/15/2035	1,350,000	1,324,687
Linear Technology Corp.
3.000%, 05/01/2027	500,000	468,750
Microchip Technology, Inc.
2.125%, 12/15/2037 (b)	400,000	435,000
On Semiconductor Corp.
2.625%, 12/15/2026 (b)	750,000	621,563
PMC-Sierra, Inc.
2.250%, 10/15/2025	750,000	733,125
Xilinx, Inc.
3.125%, 03/15/2037	400,000	361,000
3.125%, 03/15/2037 (b)	1,000,000	902,500
Total Semiconductor & Semiconductor Equipment		6,004,375

Software - 1.77%
Cadence Design System, Inc.
1.375%, 12/15/2011 (b)	1,000,000	880,000
Fair Isaac Corp.
1.500%, 08/15/2023	350,000	342,562
Total Software		1,222,562

Specialty Retail - 2.25%
Dick's Sporting Goods, Inc.
1.606%, 02/18/2024 (c)	400,000	394,500
Penske Auto Group, Inc.
3.500%, 04/01/2026	550,000	574,750
Sonic Automotive, Inc.
4.250%, 11/30/2015 (c)	550,000	585,750
Total Specialty Retail		1,555,000

Textiles, Apparel & Luxury Goods - 1.31%
Iconix Brand Group, Inc.
1.875%, 06/30/2012 (b)	1,000,000	906,250

Wireless Telecommunication Services - 2.05%
NII Holdings, Inc.
3.125%, 06/15/2012	450,000	357,188
SBA Communications Corp.
0.375%, 12/01/2010 (b)	1,000,000	1,062,500
Total Wireless Telecommunication Services		1,419,688

TOTAL CONVERTIBLE BONDS (Cost $59,882,949)		$58,798,836

CORPORATE BONDS - 3.73%
Communications Equipment - 0.39%
ADC Telecommunications
5.204%, 06/15/2013 (c)	325,000	271,375

Diversified Financial Services - 0.43%
Liberty Media LLC
3.125%, 03/30/2023 (b)(c)	300,000	297,000

Energy Equipment & Services - 1.65%
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (c)	1,000,000	1,145,200

Health Care Equipment & Supplies - 0.64%
Wright Medical Group, Inc.
2.625%, 12/01/2014	450,000	440,437

Oil, Gas & Consumable Fuels - 0.62%
Penn Virginia Corp.
4.500%, 11/15/2012	400,000	428,500
TOTAL CORPORATE BONDS (Cost $2,485,992)		$2,582,512

	Contracts
PURCHASED OPTIONS - 0.02%
Call Options - 0.02%
Intel Corp.
Expiration: January 2009, Exercise Price: $25.00	100	13,700
TOTAL PURCHASED OPTIONS (Cost $25,256)		$13,700

	Principal
	Amount
REPURCHASE AGREEMENTS - 4.94%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $3,423,320 (d)(e)	$3,422,699	3,422,699
TOTAL REPURCHASE AGREEMENTS (Cost $3,422,699)		$3,422,699

Total Investments (Cost $69,758,544)(i) - 98.81%		68,436,232
Other Assets in Excess of Liabilities - 1.19%		827,299
TOTAL NET ASSETS - 100.00%		$69,263,531

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2008, the market value of these securities total $15,633,701, which represents 22.57% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2008.
(d) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(e) All or a portion of the shares have been committed as collateral for open short positions.
(f) All or a portion of the shares have been committed as collateral for written options.
(g) Zero Coupon Bond
(h) Fair-valued security. The market value of these securities total $341,500, which represents 0.49% of total net assets.
(i) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$70,305,559
Gross unrealized appreciation	2,451,085
Gross unrealized depreciation	(4,320,412)
Net unrealized depreciation	$(1,869,327)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
Albany International Corp.	4,105	$148,355
Allergan, Inc.	3,500	197,365
Alliant Techsystems, Inc.	5,365	555,438
American Equity Investment Life Holding Co.	17,325	160,776
American Medical Systems Holdings, Inc.	21,100	299,409
Amgen, Inc.	1,750	73,115
Archer-Daniels-Midland Co.	11,400	469,224
Bank of America Corp.	2,400	90,984
Barnes Group, Inc.	15,945	365,938
Beckman Coulter, Inc.	3,250	209,787
BlackRock, Inc.	2,955	603,352
Brocade Communications Systems, Inc.	15,000	109,500
Bunge Ltd.	2,450	212,856
Cadence Design Systems, Inc.	22,900	244,572
Cameron International Corp.	12,500	520,500
CBIZ, Inc.	21,730	176,448
Central European Distribution Corp.	3,300	192,027
Central European Media Enterprises Ltd.	1,730	147,448
Charles River Laboratories International, Inc.	20,380	1,201,197
Chesapeake Energy Corp.	6,340	292,591
Church & Dwight, Inc.	15,382	834,320
Ciena Corp.	8,000	246,640
Citigroup, Inc.	5,000	107,100
Conceptus, Inc.	10,000	185,600
Continental Airlines, Inc.	6,205	119,322
Dick's Sporting Goods, Inc.	11,065	296,321
Digital River, Inc.	14,800	458,356
Diodes, Inc.	8,450	185,562
DST Systems, Inc.	4,105	269,863
Edge Petroleum Corp.	13,175	53,095
El Paso Corp.	24,285	404,102
EMC Corp./Massachusetts	24,000	344,160
Enzon Pharmaceuticals, Inc.	30,885	284,451
Equinix, Inc.	8,200	545,218
Exterran Holdings, Inc.	4,575	295,270
Forest City Enterprises, Inc.	2,835	104,328
Global Crossing Ltd.	9,685	146,825
Greatbatch, Inc.	3,440	63,330
Helix Energy Solutions Group, Inc.	9,500	299,250
Henry Schein, Inc.	9,390	538,986
Horizon Lines, Inc.	3,320	61,785
Hornbeck Offshore Services, Inc.	10,000	456,700
Hutchinson Technology, Inc.	5,120	81,459
Iconix Brand Group, Inc.	20,400	353,940
Incyte Corp.	4,020	42,250
Intel Corp.	16,695	353,600
Itron, Inc.	7,000	631,610
JetBlue Airways Corp.	7,000	40,600
Kendle International, Inc.	18,830	845,844
L-3 Communications Holdings, Inc.	5,800	634,172
Leucadia National Corp.	16,895	763,992
LifePoint Hospitals, Inc.	1,500	41,205
Linear Technology Corp.	2,500	76,725
Lions Gate Entertainment Corp.	18,370	179,107
Lockheed Martin Corp.	5,485	544,660
Microchip Technology, Inc.	8,940	292,606
Newmont Mining Corp.	6,350	287,655
NII Holdings, Inc.	1,315	41,791
Nortel Networks Corp.	2,940	19,669
ON Semiconductor Corp.	43,000	244,240
Penn Virginia Corp.	3,900	171,951
Penske Auto Group, Inc.	12,255	238,482
Petroleo Brasileiro SA - ADR	3,750	382,913
PMC -Sierra, Inc.	45,000	256,500
Quanta Services, Inc.	20,000	463,400
SanDisk Corp.	2,700	60,939
SAVVIS, Inc.	4,000	65,080
SBA Communications Corp.	14,400	429,552
School Specialty, Inc.	4,520	142,561
Scientific Games Corp.	8,400	177,324
SEACOR Holdings, Inc.	4,285	365,768
Sonic Automotive, Inc.	12,210	250,916
SonoSite, Inc.	8,800	250,184
Suntech Power Holdings Co., Ltd - ADR	6,340	257,150
Superior Energy Services	13,640	540,417
Tech Data Corp.	4,000	131,200
Thermo Fisher Scientific, Inc.	9,440	536,570
Time Warner Telecom, Inc.	12,125	187,816
Time Warner, Inc.	8,600	120,572
Trico Marine Service, Inc.	5,495	214,140
Triumph Group, Inc.	6,240	355,243
Trizetto Group	31,000	517,390
Vertex Pharmaceuticals, Inc.	10,550	252,040
Waste Connections, Inc.	13,245	407,151
Wright Medical Group, Inc.	9,600	231,744
Xilinx, Inc.	25,905	615,244
TOTAL COMMON STOCKS (Proceeds $27,421,186)		$25,668,838

Total Securities Sold Short (Proceeds $27,421,186)		$25,668,838

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Options Written
March 31, 2008 (Unaudited)
	Contracts	Value
CALL OPTIONS
Bank Of America Corporation
Expiration: April 2008, Exercise Price: $37.50	12	$2,160
Ceacor Holdings, Inc.
Expiration: April 2008, Exercise Price: $95.00	6	165
Charles River Laboratories International, Inc.
Expiration: May 2008, Exercise Price: $65.00	9	517
Chesapeake Energy Corp.
Expiration: April 2008, Exercise Price: $45.00	4	860
Church & Dwight, Inc.
Expiration: April 2008, Exercise Price: $55.00	15	1,125
Intel Corp.
Expiration: January 2009, Exercise Price: $30.00	100	4,000
Leucadia National Corp.
Expiration: June 2008, Exercise Price: $45.00	27	8,910
Total Call Options		17,737

PUT OPTIONS
Bunge Ltd.
Expiration: April 2008, Exercise Price: $105.00	8	14,840
Charles River Laboratories International, Inc.
Expiration: May 2008, Exercise Price: $65.00	9	5,985
Intel Corp.
Expiration: January 2009, Exercise Price: $17.50	100	14,200
Kendle International, Inc.
Expiration: April 2008, Exercise Price: $40.00	10	275
Leucadia National Corp.
Expiration: June 2008, Exercise Price: $45.00	20	5,900
Total Put Options		41,200

Total Options Written (Premiums received $64,714)		$58,937

ADR American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 13,700	$ 25,087,712
Level 2 - Other significant observable inputs	68,081,032	640,063
Level 3 - Significant unobservable inputs	341,500	—
Total	$ 68,436,232	$ 25,727,775

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 424,825	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation
(depreciation)	(83,325)	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	—	—
Balance as of 3/31/08	$ 341,500	$ —

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
		Shares	Value
COMMON STOCKS - 2.36%
Health Care Providers & Services - 0.15%
Hanger Orthopedic Group, Inc. (a)		10,550	$113,729

Independent Power Producers & Energy Traders - 1.75%
Calpine Corp. (a)		69,591	1,281,170

Manufacturing - 0.28%
Luxfer (a)(h)		23,050	205,857

Paper & Forest Products - 0.18%
Tembec, Inc. (a)		37,500	127,868
TOTAL COMMON STOCKS (Cost $2,184,809)			$1,728,624

		Principal
		Amount
ASSET BACKED SECURITIES - 0.83%
Countrywide Asset-Backed Certificates
Series 2007-QH2, 5.000%, 10/25/2036 (h)		$100,000	$18,257
Series 2007-QX1, 5.000%, 11/25/2036 (h)		170,000	18,833
Series 2007-QX1, 5.000%, 12/25/2036 (h)		65,000	12,800
Series 2007-SEA1, 5.000%, 12/25/2036 (h)		60,000	21,397
Series 2007-QX1, 5.000%, 01/25/2037 (h)		79,000	22,694
Series 2007-SEA1, 6.673%, 02/25/2037 (h)		84,000	51,487
Series 2007-QX1, 5.000%, 03/25/2037 (h)		200,000	66,324
Series 2007-QX1, 6.673%, 03/25/2037 (h)		107,000	42,949
Series 2007-QX1, 6.673%, 04/25/2037 (h)		247,000	112,981
Series 2007-QX1, 6.820%, 04/25/2037		342,000	180,104
Series 2007-QX1, 6.123%, 05/25/2037		96,000	61,782
TOTAL ASSET BACKED SECURITIES (Cost $996,445)			$609,608

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.51%
QHL-1 1st Funding Loan
17.000%, 05/17/2010 (f)(h)		1,845,000	1,845,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,845,000)			$1,845,000

CONVERTIBLE BONDS - 0.96%
Auto Components - 0.96%
Standard Motor Products, Inc.
6.750%, 07/15/2009		780,000	707,850
TOTAL CONVERTIBLE BONDS (Cost $753,993)			$707,850

CORPORATE BONDS - 78.69%
Airlines - 0.64%
American Airlines, Inc.
10.610%, 03/04/2010		500,000	$470,000

Apparel Retail - 0.52%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		509,000	381,750

Auto Components - 2.81%
JB Poindexter & Co., Inc.
8.750%, 03/15/2014		1,000,000	651,250
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013		1,000,000	560,000
Lear Corp.
8.750%, 12/01/2016		1,000,000	853,750
Total Auto Components			2,065,000

Chemicals - Specialty - 3.09%
Milacron Escrow Corp.
11.500%, 05/15/2011		1,000,000	747,500
Momentive Performance Materials, Inc.
11.500%, 12/01/2016		2,000,000	1,522,500
Total Chemicals - Specialty			2,270,000

Commercial Banks - 1.40%
PBB LPN(Probusinessbank)
8.750%, 09/23/2008		1,060,000	1,025,550

Commercial Services & Supplies - 1.03%
Koosharem Corp Loans
8.200%, 07/01/2014 (h)		1,085,000	759,500

Computers & Electronics - 2.05%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		1,000,000	675,000
Viasystems, Inc.
10.500%, 01/15/2011		901,000	826,668
Total Computers & Electronics			1,501,668

Computers & Electronics Retail - 0.67%
Intcomex, Inc.
11.750%, 01/15/2011		500,000	488,750

Construction & Engineering - 0.17%
Autopistas del Sol SA
7.000%, 06/15/2009 (b)(h)		135,000	128,250

Consumer Finance - 1.47%
Discover Financial Services
3.431%, 06/11/2010 (b)(c)		750,000	633,379
Ford Motor Credit Co LLC
9.750%, 09/15/2010 (c)		500,000	445,386
Total Consumer Finance			1,078,765

Consumer Discretionary - 0.68%
RSTL (PM Invest)
10.750%, 12/15/2008		500,000	499,687

Containers & Packaging - 4.36%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016		1,000,000	770,000
Caraustar Industries, Inc.
7.375%, 06/01/2009		1,000,000	680,000
Constar International, Inc.
11.000%, 12/01/2012		292,000	179,580
Portola Packaging, Inc.
8.250%, 02/01/2012		1,314,000	722,700
Solo Cup Company
8.500%, 02/15/2014		1,000,000	845,000
Total Containers & Packaging			3,197,280

Diversified Financial Services - 1.12%
NXP BV / NXP Funding LLC
9.500%, 10/15/2015 (f)		1,000,000	822,500

Diversified Telecommunications - 4.59%
Primus Telecommunications GP
8.000%, 01/15/2014		1,000,000	430,000
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2011 (f)(h)		3,000,000	2,940,000
Total Diversified Telecommunications			3,370,000

Electrical Equipment - 1.13%
Coleman Cable, Inc.
9.875%, 10/01/2012		1,000,000	830,000

Food & Staples Retailing - 1.44%
Duane Reade, Inc.
9.750%, 08/01/2011		350,000	292,250
Rite Aid Corp.
8.625%, 03/01/2015		1,000,000	762,500
Total Food & Staples Retailing			1,054,750

Food Products - 1.37%
Choada Modern Agriculture
7.750%, 02/08/2010 (b)		600,000	570,000
Dole Food Co, Inc.
8.625%, 05/01/2009 (c)		500,000	435,000
Total Food & Staples Retailing			1,005,000

Health Care Providers & Services - 1.36%
Select Medical Corp.
8.449%, 09/15/2015 (c)		1,000,000	780,000
Tenet Healthcare Corp.
6.500%, 06/01/2012		248,000	218,860
Total Health Care Providers & Services			998,860

Hotels Restaurants & Leisure - 4.62%
Buffets, Inc.
12.500%, 11/01/2014 (d)		1,000,000	30,000
Denny's Holdings, Inc.
10.000%, 10/01/2012		500,000	460,000
Harrahs Operating Company, Inc.
5.500%, 07/01/2010		500,000	437,500
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010		500,000	485,000
Perkins & Marie Callender's, Inc.
10.000%, 10/01/2013		1,000,000	620,000
Real Mex Restaurants, Inc.
10.000%, 04/01/2010		500,000	460,000
Silverleaf Resorts, Inc.
8.000%, 04/01/2010		950,000	897,750
Total Hotels Restaurants & Leisure			3,390,250

Household Durables - 1.11%
TOUSA, Inc.
9.000%, 07/01/2010 (d)		1,000,000	515,000
Waterford Wedgwood Plc
9.875%, 12/01/2010	EUR	500,000	299,964
Total Household Durables			814,964

Household Products - 1.13%
Spectrum Brands, Inc.
11.250%, 10/02/2013		1,000,000	830,000

IT Services - 0.96%
Unisys Corp.
6.875%, 03/15/2010		750,000	705,000

Machinery - 2.16%
Fantuzzi Finance SA
10.750%, 07/16/2008 (c)	EUR	596,000	912,615
Wolverine Tube, Inc.
10.500%, 04/01/2009		750,000	671,250
Total Machinery			1,583,865

Manufacturing - 2.91%
Accellent, Inc.
10.500%, 12/01/2013		1,000,000	800,000
Ames True Temper, Inc.
10.000%, 07/15/2012		1,000,000	465,000
Luxfer Holdings
11.360%, 02/06/2012 (h)		80,000	138,299
Ply Gem Industries, Inc.
9.000%, 02/15/2012		1,000,000	730,000
Total Manufacturing			2,133,299

Media - 9.91%
American Media Operations, Inc.
10.250%, 05/01/2009		2,000,000	1,345,000
10.250%, 05/01/2009 (b)		36,360	24,179
CCH I Holdings LLC / CCH I Holdings Capital Corp.
13.500%, 01/15/2014 (c)		1,000,000	630,000
11.750%, 05/15/2014 (c)		1,000,000	505,000
Knight-Ridder, Inc.
7.125%, 06/01/2011		750,000	601,808
Satelites Mexicanos S.A. de CV
11.446%, 12/01/2011 (c)		500,000	460,000
Sheridan Group, Inc.
10.250%, 08/15/2011		500,000	440,625
T4/Halcyon Loan
15.000%, 05/07/2009 (f)(h)		1,513,013	2,923,947
Vertis, Inc.
10.875%, 06/15/2009		1,000,000	345,000
Total Media			7,275,559

Metals & Mining - 2.40%
Aleris International, Inc.
10.000%, 12/15/2016 (f)		1,000,000	635,000
Neenah Corp.
9.500%, 01/01/2017		1,000,000	690,000
Remington Arms Co., Inc.
10.500%, 02/01/2011		448,000	439,040
Total Metals & Mining			1,764,040

Multi-line Retail - 1.70%
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	920,000
Linens N Things, Inc.
9.8825%, 01/15/2014 (c)		1,000,000	325,000
Total Multi-line Retail			1,245,000

Oil, Gas & Consumable Fuels - 4.48%
Callon Petroleum Co.
9.750%, 12/08/2010		500,000	475,000
Coalcorp Mining, Inc.
12.000%, 08/31/2011		600,000	573,000
Harvest Operations Corp.
7.875%, 10/15/2011		791,000	723,765
National Coal Corp.
10.500%, 12/15/2010		750,000	622,500
Ship Finance International Ltd.
8.500%, 12/15/2013		500,000	507,500
Transmeridian Exploration, Inc.
12.000%, 12/15/2010		500,000	390,000
Total Oil, Gas & Consumable Fuels			3,291,765

Paper & Forest Products - 1.36%
Abitibi-Consolidated, Inc.
6.950%, 04/01/2008		750,000	750,000
Tembec Industrial Term Loan
9.704%, 02/28/2012 (f)(h)		250,000	250,000
Total Oil, Gas & Consumable Fuels			1,000,000

Paper Products - 0.32%
Cellu Tissue Holdings, Inc.
9.750%, 03/15/2010		250,000	231,250

Real Estate Investment Trusts - 0.54%
iStar Financial, Inc.
5.375%, 04/15/2010		500,000	395,000

Road & Rail - 0.43%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010		500,000	312,500

Semiconductor & Semiconductor Equipment - 4.04%
Amkor Technology, Inc.
7.750%, 05/15/2013		1,000,000	912,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011		2,000,000	1,440,000
Spansion LLC
11.250%, 01/15/2016 (a)(b)		1,000,000	610,000
Total Semiconductor & Semiconductor Equipment			2,962,500

Special Purpose Entity - 0.68%
Winterhaven
8.750%, 12/11/2008 (h)		500,000	497,500

Specialty Retail - 1.75%
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,000,000	772,500
Claires Stores, Inc.
9.625%, 06/01/2015		1,000,000	515,000
Total Specialty Retail			1,287,500

Telecommunication Services - 0.25%
Securus Technologies, Inc.
11.000%, 09/01/2011		250,000	180,000

Textiles, Apparel & Luxury Goods - 0.21%
GFSI, Inc.
10.500%, 06/01/2011 (b)(c)		165,000
(Coupon linked to GFSI consolidated leverage ratio)			153,450

Thrifts & Mortgage Finance - 0.63%
Countrywide Home Loans, Inc.
6.250%, 04/15/2009		500,000	463,041

Transportation Infrastructure - 7.20%
Britannia Bulk PLC
11.000%, 12/01/2011 (b)(h)		1,000,000	1,022,500
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014		1,000,000	757,500
Dura Operating Corp.
8.625%, 04/15/2012 (d)		7,579,000	644,215
Dura Operating Corp. 2nd Lien
10.070%, 05/03/2011 (h)		3,670,000	1,706,550
Metaldyne Corp.
11.000%, 06/15/2012		2,000,000	560,000
10.000%, 11/01/2013 (c)		1,000,000	600,000
Total Transportation Equipment			5,290,765

TOTAL CORPORATE BONDS (Cost $72,422,318)			$57,754,558

MORTGAGE BACKED SECURITIES - 7.36%
Countrywide Asset-Backed Certificates
Pool #2007QH, 5.000%, 02/25/2037 (h)		106,000	20,926
Pool #0072B1, 5.000%, 06/25/2047 (h)		16,000	6,909
Pool #0072M5, 5.000%, 06/25/2047 (h)		112,000	73,336
Pool #0072M6, 5.000%, 06/25/2047 (h)		16,000	10,045
Pool #0072M1, 7.373%, 06/25/2047 (h)		53,000	46,499
Pool #0072M2, 7.373%, 06/25/2047 (h)		81,000	69,991
Pool #0072M3, 7.373%, 06/25/2047 (h)		145,000	117,344
Pool #0072M4, 7.373%, 06/25/2047 (h)		34,000	24,945
Countrywide Asset-Backed NIM Certificates
Series 2007-QH2, 7.000%, 05/25/2037 (h)		12,492	11,743
Series 2007-SEA1, 7.000%, 07/25/2037 (h)		95,284	92,269
Fannie Mae Interest Strip (l)
Pool #000340, 5.000%, 09/01/2033		1,997,654	459,023
Freddie Mac REMICS (l)
Series 2591, 5.500%, 02/15/2030		353,151	35,794
Terwin Mortgage Trust
Pool #00QHL1, 0.000%, 10/25/2013 (g)(h)		703,647	46,441
Pool #2007A1, 7.039%, 10/25/2013 (h)		2,985,223	2,641,923
Pool #00QHL1, 5.210%, 10/13/2038 (h)		1,111,382	939,118
Pool #0QHL1P, 0.000%, 10/25/2038 (g)(h)		5,614,772	23,582
Pool #0QHL1X, 0.000%, 10/25/2038 (g)(h)		5,614,772	216,169
Pool #QHL1B1, 5.000%, 10/25/2038 (h)		160,000	15,168
Pool #QHL1M5, 5.000%, 10/25/2038 (h)		229,000	46,601
Pool #QHL1M6, 5.000%, 10/25/2038 (h)		89,000	13,546
Pool #QHL1M7, 5.000%, 10/25/2038 (h)		87,000	11,179
Pool #2007M1, 6.498%, 10/25/2038 (h)		260,000	188,864
Pool #2007M2, 6.498%, 10/25/2038 (h)		217,000	137,361
Pool #2007M3, 6.498%, 10/25/2038 (h)		255,000	122,782
Pool #QHL1M4, 6.498%, 10/25/2038 (h)		118,000	27,364
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,908,101)			$5,398,922

		Contracts
PURCHASED OPTIONS - 0.46%
Put Options - 0.46%
iShares Russell 2000
Expiration: May 2008, Exercise Price: $68.00		850	216,750
Expiration: May 2008, Exercise Price: $70.00		350	120,750
Total Put Options			337,500

TOTAL PURCHASED OPTIONS (Cost $438,350)			$337,500

		Principal
		Amount
REPURCHASE AGREEMENTS - 7.96%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $5,847,244 (e)(j)(k)		$5,846,351	5,846,351
TOTAL REPURCHASE AGREEMENTS (Cost $5,846,351)			$5,846,351

Total Investments (Cost $91,395,367)(i) - 101.13%			74,228,413
Liabilities in Excess of Other Assets - (1.13%)			(830,789)
TOTAL NET ASSETS - 100.00%			$73,397,624

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2008, the market value of these securities total $3,441,722, which represents 4.69%% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2008.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(f) Illiquid Security. The market value of these securities total $9,416,447, which represents 12.83% of total net assets.
(g) Zero Coupon Bond.
(h) Fair-valued security. The market value of these securities total $17,689,230, which represents 24.10% of total net assets.
(i) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$91,395,747
Gross unrealized appreciation	1,813,411
Gross unrealized depreciation	(18,980,745)
Net unrealized depreciation	$(17,167,334)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(j) All or a portion of the shares have been committed as collateral for open short positions.
(k) All or a portion of the shares have been committed as collateral for short forward contracts.
(l)  Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages.
     The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgage.  Interest rate disclosure represents yield upon the estimated timing and amount of future cash flows at March 31, 2008.

EUR - European Monetary Units

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS
iStar Financial, Inc.	30,990	$434,790
TOTAL COMMON STOCKS (Proceeds $1,014,488)		434,790

	Principal
	Amount
CORPORATE BONDS
Residential Capital LLC
6.875%, 06/30/2015	$2,000,000	970,000
Station Casinos, Inc.
6.50%, 02/01/2014	1,000,000	600,000
Swift Transportation Co, Inc.
12.50%, 05/15/2017 (a)	1,000,000	407,500
TOTAL CORPORATE BONDS (Proceeds $2,203,423)		1,977,500

Total Securities Sold Short (Proceeds $3,217,911)		$2,412,290

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Forward Contracts
March 31, 2008 (Unaudited)
		Unrealized
		Appreciation/
SHORT FORWARD CONTRACTS	Contracts	(Depreciation)
Eurodollar Forward Contract
(underlying Face Amount at Market Value $1,360,599)	865,000	$ (12,496)
Total Short Forward Foreign Currency Contracts		$ (12,496)

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 1,860,267	$ (12,496)
Level 2 - Other significant observable inputs	54,678,916	2,412,290
Level 3 - Significant unobservable inputs	17,689,230	—
Total	$ 74,228,413	$ 2,399,794

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 15,987,846	$ —
Accrued discounts/premiums	29,065	—
Realized gain (loss)	23,321	—
Change in unrealized appreciation
(depreciation)	(3,016,561)	—
Net purchases (sales)	2,705,559	—
Transfer in and/or out of Level 3	1,960,000	—
Balance as of 3/31/08	$ 17,689,230	$ —

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 39.35%
Air Freight & Logistics - 0.07%
Cargojet Income Fund	5,066	$64,408

Airlines - 0.07%
Delta Air Lines, Inc. (a)	7,140	61,404

Auto Components - 0.59%
Dana Holding Corp. (a)	10,625	106,250
The Goodyear Tire & Rubber Co. (a)	16,762	432,460
Total Auto Components		538,710

Banking - 0.05%
Deutsche Bank Mexicosa S.A. (a)(f)(h)	1,835	45,875

Building Products - 0.04%
Owens Corning (a)	2,250	40,793

Chemicals - 6.84%
Chemtura Corp.	66,866	490,796
GenTek, Inc. (a)	85,604	2,574,968
Huntsman Corp.	14,950	352,073
Solutia Inc. (a)(h)	150,000	0
Solutia, Inc. (a)	82,229	1,151,206
Texas Petrochemicals, Inc. (a)(f)	20,300	507,500
WR Grace & Co. (a)	52,624	1,200,880
Total Chemicals		6,277,423

Coal - 0.64%
Elk Horn Coal Member Units (a)(f)(h)	1,139,645	586,917

Commercial Services & Supplies - 2.91%
BFI Canada Income Fund	32,810	712,809
The Brink's Co.	18,530	1,244,845
Cornell Cos, Inc. (a)	19,568	439,497
Corrections Corp. of America (a)	9,901	272,476
Total Commercial Services & Supplies		2,669,627

Computers & Peripherals - 2.73%
Apple, Inc. (a)	9,299	1,334,406
EMC Corp. (a)	45,693	655,238
NCR Corp. (a)	15,640	357,061
Teradata Corp. (a)	7,100	156,626
Total Computers & Peripherals		2,503,331

Construction & Engineering - 0.70%
Foster Wheeler Ltd (a)	11,400	645,468

Consumer Finance - 0.76%
Ezcorp, Inc. (a)	56,810	699,331

Diversified Financial Services - 0.11%
Adelphia Recovery Trust (a)	175,044	10,503
WesternOne Equity Income Fund	21,760	87,977
Total Diversified Financial Services		98,480

Diversified Telecommunication Services - 0.77%
BCE, Inc.	19,190	647,279
Primus Telecommunications GP (a)	189,700	57,289
Total Diversified Telecommunication Services		704,568

Energy Equipment & Services - 3.75%
Halliburton Co.	55,118	2,167,791
Helix Energy Solutions Group, Inc. (a)	8,476	266,994
Noble Corp.	8,534	423,884
North American Energy Partners (a)	38,196	585,926
Total Energy Equipment & Services		3,444,595

Health Care Equipment & Supplies - 1.11%
Zimmer Holdings, Inc. (a)	13,133	1,022,535

Hotels Restaurants & Leisure - 0.74%
Lonestar Steakhouse & Saloon (a)(f)	14,800	404,780
Empire Resorts, Inc. (a)	15,750	21,577
Lodgian, Inc. (a)	22,372	249,448
Total Hotels Restaurants & Leisure		675,805

Independent Power Producers & Energy Traders - 1.50%
Calpine Corp. (a)	75,016	1,381,045

Internet & Catalog Retail - 0.34%
IAC/InterActiveCorp (a)	15,095	313,372

IT Services - 0.32%
VeriFone Holdings, Inc. (a)	18,521	293,928

Machinery - 1.28%
EnPro Industries, Inc. (a)	29,682	925,782
Titan International, Inc.	2,250	68,872
Trinity Industries, Inc.	6,630	176,690
Total Machinery		1,171,344

Media - 1.17%
Fisher Communications, Inc. (a)	14,147	440,820
Time Warner Cable, Inc. (a)	25,511	637,265
Total Media		1,078,085

Metals & Mining - 1.38%
Haynes International, Inc. (a)	5,834	320,170
HudBay Minerals, Inc. (a)	5,202	82,607
Kaiser Aluminum Corp.	11,049	765,696
Ormet Corp. (a)(f)	15,000	97,500
Total Metals & Mining		1,265,973

Oil, Gas & Consumable Fuels - 2.21%
Linn Energy Llc	9,860	187,340
Rosetta Resources, Inc. (a)	12,750	250,793
Talisman Energy, Inc.	12,716	225,073
Valero Energy Corp.	10,438	512,610
Williams Cos, Inc.	10,200	336,396
Williams Partners L P	16,300	513,450
Total Oil, Gas & Consumable Fuels		2,025,662

Paper & Forest Products - 0.62%
Tembec Inc. (f)(h)	40,850	136,935
Tembec Inc. (a)	42,749	145,766
Weyerhaeuser Co.	4,350	282,924
Total Paper & Forest Products		565,625

Real Estate Investment Trusts - 3.89%
Huntingdon Real Estate Investment Trust	1,704,550	3,570,347

Real Estate Management & Development - 1.40%
IAT Air Cargo Facilities Income Fund	188,496	1,285,471

Semiconductor & Semiconductor Equipment - 0.74%
Cypress Semiconductor Corp. (a)	28,700	677,607

Specialty Retail - 0.65%
GameStop Corp. (a)	11,575	598,543

Textiles, Apparel & Luxury Goods - 0.18%
Unifi, Inc. (a)	57,562	166,354

Tobacco - 1.79%
Altria Group, Inc.	22,638	502,564
Philip Morris International, Inc. (a)	22,638	1,145,030
Total Tobacco		1,647,594

Transportation Infrastructure - 0.00%
Sea Containers Ltd. (a)	7,500	503
TOTAL COMMON STOCKS (Cost $37,348,165)		$36,120,723

INVESTMENT COMPANIES - 1.38%
Gabelli Global Deal Fund	76,218	1,218,726
Star Gas Partners LP (a)	15,000	45,000
TOTAL INVESTMENT COMPANIES (Cost $1,267,228)		$1,263,726

CONVERTIBLE PREFERRED STOCKS - 0.00%
Media - 0.00%
ION Media Networks, Inc. (a)(b)	2	1,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $0)		$1,900

PREFERRED STOCKS - 0.00%
Thrifts & Mortgage Finance - 0.00%
Fremont General Financing I	540	2,927
TOTAL PREFERRED STOCKS (Cost $2,731)		$2,927

	Principal
	Amount
CONVERTIBLE BONDS - 1.43%
Biotechnology - 0.52%
Cell Therapeutics, Inc.
4.000%, 07/01/2010 (f)	$1,000,000	480,000

Energy Equipment & Services - 0.05%
Friede Goldman Halter, Inc.
4.500%, 09/15/2004 (d)(f)(h)	750,000	45,000

Household Durables - 0.05%
WCI Communities, Inc.
4.000%, 08/05/2023	61,000	41,480

Semiconductor & Semiconductor Equipment - 0.81%
Jazz Technologies, Inc.
8.000%, 12/31/2011	640,000	480,000
Jazz Technologies, Inc. Private Placement
8.000%, 12/31/2011 (b)(f)	350,000	262,500
Total Semiconductor & Semiconductor Equipment		742,500

TOTAL CONVERTIBLE BONDS (Cost $1,519,207)		$1,308,980

CORPORATE BONDS - 21.66%
Airlines - 3.49%
Delta Air Lines Escrow
8.300%, 12/15/2029 (b)(d)	150,000	4,500
Hawaiian Air Term Loan B
9.920%, 03/11/2011 (f)(h)	3,500,000	3,202,500
Total Airlines		3,207,000

Auto Components - 0.91%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	1,000,000	757,500
Dana Corp.
6.500%, 03/15/2008 (d)(h)	300,000	21,000
Delphi Corp.
6.500%, 08/15/2013 (d)	180,000	56,700
Dura Operating Corp.
9.000%, 05/01/2009 (d)	150,000	225
Total Auto Components		835,425

Automobile Parts & Equipment - 0.31%
Metaldyne Corp.
11.000%, 06/15/2012	1,000,000	280,000

Banking - 0.30%
HCA Term Loan B L+275
7.610%, 11/01/2013	297,000	273,127

Chemicals - 0.92%
Solutia TL L+500 (3.50 Floor)
9.820%, 02/28/2014 (h)	900,000	848,250

Commercial Services & Supplies - 0.55%
American Color Graphics, Inc.
1.000%, 06/15/2010 (f)	247,000	108,989
Quebecor Dip L+500 (L Floor-3.25%)
7.290%, 07/17/2009	180,000	178,144
Quebecor World Capital Corp.
6.125%, 11/15/2013 (d)	540,000	221,400
Total Commercial Services & Supplies		508,533

Communications Equipment - 0.83%
Telcordia Technologies, Inc.
8.008%, 07/15/2012 (b)(c)	1,000,000	760,000

Construction and Engineering - 0.35%
K Hovnanian Enterprises, Inc.
6.500%, 01/15/2014	480,000	324,000

Consumer Finance - 0.76%
Ford Motor Term Loan L+300
9.610%, 11/29/2013	853,750	698,718

Consumer Products - 0.48%
Amscan Holdings, Inc.
8.750%, 05/01/2014	500,000	438,750

Diversifed Financial Services - 0.89%
First Data Corp. TL B3 L+275
7.930%, 05/31/2014	897,750	806,853
PCA LLC/PCA Finance Corp.
11.875%, 08/01/2009 (d)	311,000	12,981
Total Diversifed Financial Services		819,834

Diversified Telecommunication Services - 2.40%
Primus Telecommunications Group
8.000%, 01/15/2014	860,000	369,800
Primus Telecommunications Group Term Loan B
13.580%, 02/18/2011 (f)(h)	2,000,000	1,830,000
Total Diversifed Telecommunication Services		2,199,800

Food & Staples Retailing - 0.30%
Merisant Term Loan L+350
14.120%, 01/11/2050 (h)	297,750	273,930

Food Products - 0.24%
Merisant Co.
9.500%, 07/15/2013 (c)	312,000	221,520

Health Care Providers & Services - 0.44%
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 04/01/2011 (b)	675,000	405,000

Hotels Restaurants & Leisure - 0.30%
Buffet's Synthetic Letter of Credit L+725
0.000%, 05/01/2013 (g)(h)	63,000	32,760
Buffet's Term Loan L+725
0.000%, 01/22/2009 (g)(h)	471,620	245,242
Total Hotels Restaurants & Leisure		278,002

Independent Power Producers & Energy Traders - 0.02%
Calpine Generating Co. LLC
10.576%, 04/01/2010 (d)	450,000	18,563

Media - 0.01%
Adelphia Communications Corp.
1.250%, 11/01/2006	182,000	13,422

Oil, Gas & Consumable Fuels - 0.10%
Dune Energy, Inc.
1.500%, 06/01/2012	110,000	95,700

Paper & Forest Products - 0.28%
Tembec Industries Term Loan 2012 L+7.0% (Base Rate+6.0%)
13.520%, 06/01/2012 (h)	285,000	256,500

Personal Products - 0.29%
Revlon Term Loan L+400
9.800%, 01/15/2012	300,000	269,550

Semiconductor Equipment & Products - 0.24%
MagnaChip Semiconductor SA
6.050%, 12/15/2011 (c)	300,000	216,000

Specialty Retail - 3.09%
Broder Brothers Co.
11.250%, 10/15/2010 (c)(f)	4,000,000	2,700,000
MAAX Corp.
9.750%, 06/15/2012 (f)	600,000	132,000
Total Specialty Retail		2,832,000

Telecommunications - 0.00%
Iridium LLC
14.000%, 07/15/2005 (d)	225,000	2,250

Textiles, Apparel & Luxury Goods - 2.61%
GFSI, Inc.
10.500%, 06/01/2011 (b)(c)(f)
(Coupon linked to GFSI consolidated leverage ratio)	1,653,000	1,537,290
Unifi, Inc.
11.500%, 05/15/2014	1,150,000	862,500
Total Textiles, Apparel & Luxury Goods		2,399,790

Thrifts & Mortgage Finance - 0.93%
CCH II LLC / CCH II Capital Corp.
10.250%, 09/15/2010	500,000	455,000
Residential Capital LLC
8.375%, 06/30/2010	480,000	241,200
8.500%, 06/01/2012 (c)	300,000	147,000
Total Thrifts & Mortgage Finance		843,200

Tobacco - 0.55%
North Atlantic Trading, Inc.
1.000%, 03/01/2012 (b)(f)	350,000	308,000
9.250%, 03/01/2012 (f)	300,000	195,000
Total Tobacco		503,000

Transportation Infrastructure - 0.07%
Sea Containers Ltd
10.750%, 10/15/2006 (d)	150,000	62,437
TOTAL CORPORATE BONDS (Cost $23,040,057)		$19,884,301

	Shares
WARRANTS - 0.03%
Brazil Ethanol, Inc.	14,550	18,188
Solutia, Inc.	1,705	1,790
Transforma Acquisition Group I	23,000	5,750
TOTAL WARRANTS (Cost $43,398)		$25,728

	Contracts
PURCHASED OPTIONS - 0.08%
Call Options - 0.00%
Federal National Mortgage Association
Expiration: April 2008, Exercise Price: $35.00	98	1,960
Freddie Mac
Expiration: April 2008, Exercise Price: $35.00	98	1,960
Total Call Options		3,920

Put Options - 0.08%
Bed, Bath & Beyond Inc.
Expiration: May 2008, Exercise Price: $30.00	54	12,960
General Motors Corp.
Expiration: January 2009, Exercise Price: $30.00	45	56,700
Total Put Options		69,660

TOTAL PURCHASED OPTIONS (Cost $101,751)		$73,580

EXCHANGE-TRADED FUNDS - 0.36%
UltraShort QQQ ProShares	2,250	111,825
UltraShort Real Estate ProShares	2,180	216,561

TOTAL EXCHANGE-TRADED FUNDS (Cost $301,425)		$328,386

	Principal
	Amount
REPURCHASE AGREEMENTS - 39.66%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $36,424,831 (e)(j)(k)	$36,418,869	36,418,869
TOTAL REPURCHASE AGREEMENTS (Cost $36,418,869)		$36,418,869

Total Investments (Cost $100,042,831)(i) - 103.95%		95,429,120
Liabilities in Excess of Other Assets - (3.95%)		(3,630,476)
TOTAL NET ASSETS - 100.00%		$91,798,644

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2008, the market value of these securities total $3,297,378, which represents 3.59%
of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2008.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(f) Illiquid Security. The market value of these securities total $12,598,974, which represents 13.72% of total net assets.
(g) Zero Coupon Bond.
(h) Fair-valued security. The market value of these securities total $7,524,909, which represents 8.20% of total net assets.
(i) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$100,418,427
Gross unrealized appreciation	1,699,789
Gross unrealized depreciation	(6,689,096)
Net unrealized depreciation	$(4,989,307)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(j) All or a portion of the shares have been committed as collateral for open short positions.
(k) All or a portion of the shares have been committed as collateral for written options.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS
American Capital Strategies Ltd.	11,750	$401,380
Associated Banc-Corp	2,500	66,575
Cullen/Frost Bankers, Inc.	4,200	222,768
Federal National Mortgage Association	9,817	258,384
Freddie Mac	9,817	248,567
iShares CDN S&P/TSX Capped REIT Index Fund	22,000	284,203
iShares Russell 2000 Index Fund	17,540	1,201,665
iShares S&P Midcap 400	4,500	349,695
iShares Russell 2000 Value Index Fund	2,350	154,090
Moody's Corp.	17,827	620,914
New Century Financial Corp.	3,312	30
Oil Services HOLDRs	1,360	240,448
Redwood Trust, Inc.	3,832	139,293
Retail HOLDRs	4,080	373,932
Spectrum Brands, Inc.	3,000	13,710
St. Joe Co./The	1,800	77,274
Steelcase, Inc.	1,800	19,908
US Oil Fund	1,700	138,312
Wells Fargo & Co.	7,444	216,620
TOTAL COMMON STOCKS (Proceeds $5,080,654)		5,027,768

	Principal
	Amount
CORPORATE BONDS
Kaiser Aluminum & Chemical Corp.
12.750%, 02/01/2003 (a)(b)	$1,157,000	0
Simmons Co.
10.000%, 12/15/2014	180,000	116,100
TOTAL CORPORATE BONDS (Proceeds $245,685)		116,100

Total Securities Sold Short (Proceeds $5,326,339)		$5,143,868

(a) Default or other conditions exist and security is not presently accruing income.
(b) Fair-valued security.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
March 31, 2008 (Unaudited)
	Contracts	Value
PUT OPTIONS
The Brink's Co.
Expiration: April 2008, Exercise Price: $60.00	8	$260
Expiration: April 2008, Exercise Price: $65.00	153	17,212
Delta Air Lines, Inc.
Expiration: April 2008, Exercise Price: $10.00	17	3,485
The Goodyear Tire & Rubber Co.
Expiration: April 2008, Exercise Price: $25.00	103	8,497
Halliburton Co.
Expiration: April 2008, Exercise Price: $35.00	24	336
Expiration: April 2008, Exercise Price: $37.50	17	765
Hudbay Minerals, Inc.
Expiration: April 2008, Exercise Price: $16.00	17	1,077
IHOP Corp.
Expiration: April 2008, Exercise Price: $40.00	17	425
Mirant Corp.
Expiration: April 2008, Exercise Price: $32.50	8	200
Expiration: April 2008, Exercise Price: $35.00	17	1,020
Noble Corp.
Expiration: April 2008, Exercise Price: $45.00	17	1,020
Expiration: April 2008, Exercise Price: $47.50	67	7,705
North American Energy Partners
Expiration: April 2008, Exercise Price: $15.00	68	4,080
Talisman Energy Inc.
Expiration: April 2008, Exercise Price: $15.00	17	128
Expiration: April 2008, Exercise Price: $17.50	75	4,125
Trinity Industries, Inc.
Expiration: April 2008, Exercise Price: $25.00	34	1,700
Tesoro Corp.
Expiration: April 2008, Exercise Price: $30.00	17	3,315
Valero Energy Corp.
Expiration: April 2008, Exercise Price: $45.00	42	3,192
Expiration: April 2008, Exercise Price: $50.00	34	8,364
Total Put Options		66,906

Total Options Written (Premiums received $104,535)		$66,906

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 36,959,808	$ 4,671,148
Level 2 - Other significant observable inputs	50,944,403	539,626
Level 3 - Significant unobservable inputs	7,524,909	—
Total	$ 95,429,120	$ 5,210,774

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 3,416,350	$ —
Accrued discounts/premiums	38,243	—
Realized gain (loss)	—	—
Change in unrealized appreciation
(depreciation)	(127,722)	—
Net purchases (sales)	3,903,108	—
Transfer in and/or out of Level 3	294,930	—
Balance as of 3/31/08	$ 7,524,909	$ —

Underlying Funds Trust
Energy and Natural Resources-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 71.84%
Chemicals - 2.69%
Migao Corp. (a)	60,000	$415,607
Neo Material Technologies Inc. (a)	150,000	558,235
Total Chemicals		973,842

Energy Equipment & Services - 1.95%
Exterran Partners LP	9,200	266,800
Hanwei Energy Services Corp. (a)	100,000	438,404
Total Energy Equipment & Services		705,204

Metals & Mining - 13.30%
Breakwater Resources Ltd (a)	350,000	392,128
Capstone Mining Corp. (a)	100,000	310,780
Commerce Resources Corp. (a)	500,000	404,306
Dynasty Metals & Mining, Inc. (a)	80,000	510,497
First Metals, Inc. (a)	360,000	336,695
Geodex Minerals Ltd (a)	700,000	478,450
Gold Hawk Resources, Inc. (a)(c)	1,000,000	399,435
High Desert Gold Corp. (a)	1,000,000	204,589
Major Drilling Group International, Inc. (a)	6,000	312,728
Mercator Minerals Ltd (a)	56,500	580,715
Phoscan Chemical Corp. (a)	505,500	590,969
South American Silver Corp. (a)	500,000	287,398
Total Metals & Mining		4,808,690

Minerals and Resources - 0.09%
Canadian Orebodies, Inc. (a)	186,500	32,705

Mining - 2.55%
El Nino Ventures, Inc. (a)	500,000	250,000
Silverstone Resources Corp. (a)	100,000	260,120
Tournigan Gold Corp. (a)	428,500	412,431
Total Mining		922,551

Oil, Gas & Consumable Fuels - 48.57%
Aeroquest International Ltd. (a)	154,000	360,076
Alliance Holdings GP LP	10,000	229,400
Alliance Resource Partners LP	12,000	420,000
Atlas Energy Resources LLC	10,000	310,000
Boardwalk Pipeline Partners LP	14,500	356,845
Calumet Specialty Products Partners LP	12,400	291,400
Capital Product Partners LP	34,900	650,885
Carnarvon Petroleum Ltd. (a)	1,000,000	456,951
Constellation Energy Partner, LLC	15,000	275,700
Copano Energy LLC	15,000	512,850
Cue Resources Ltd (a)(c)	400,000	319,548
DCP Midstream Partners LP	12,000	348,000
Duncan Energy Partners LP	22,000	406,560
Eagle Rock Energy Partners LP	52,000	748,800
Energy Transfer Partners LP	12,500	570,875
Enterprise Products Partners LP	15,000	445,500
EV Energy Partners LP	5,000	128,250
Falcon Oil & Gas Ltd (a)	1,038,500	480,576
Genesis Energy LP	15,000	281,100
Harvest Energy Trust	44,500	995,465
Hathor Exploration Ltd. (a)	250,000	582,103
Hiland Partners LP	4,100	186,509
Holly Energy Partners LP	8,500	326,315
K-Sea Transportation Partners LP	9,000	317,700
Legacy Reserves LP	24,000	479,040
Linn Energy LLC	25,000	475,000
Magellan Midstream Holdings LP	15,000	343,650
National Coal Corp. (a)	100,000	524,000
Natural Resource Partners LP	12,000	340,200
Nustar Energy LP	8,000	387,520
Oilex Ltd (a)	315,000	349,773
ONEOK Partners LP	10,500	603,750
Pan Orient Energy Corp. (a)	30,000	338,156
Pengrowth Energy Trust	11,000	210,100
Penn Virginia GP Holdings LP	9,300	251,844
Penn Virginia Resources Partners LP	20,000	499,000
Plains All American Pipeline LP	10,000	475,400
Provident Energy Trust	28,500	302,100
Riversdale Mining Ltd. (a)	55,000	414,683
SemGroup Energy Partners LP	12,800	323,200
Targa Resources Partners LP	23,000	534,750
TEPPCO Partners LP	10,000	344,900
Ur-Energy, Inc. (a)	200,000	354,620
Total Oil, Gas & Consumable Fuels		17,553,094

Paper & Forest Products - 2.69%
Cathay Forest Products Corp. (a)	525,500	522,198
China Grand Forestry Resources Group Ltd. (a)	4,100,000	447,802
Total Paper & Forest Products		970,000

TOTAL COMMON STOCKS (Cost $29,353,649)		$25,966,086

EXCHANGE-TRADED FUNDS - 6.19%
BearLinx Alerian MLP Select Index	71,000	2,235,080
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,231,981)		$2,235,080

	Principal
	Amount
REPURCHASE AGREEMENTS - 50.01%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $18,077,912 (b)	$18,076,427	18,076,427
TOTAL REPURCHASE AGREEMENTS (Cost $18,076,427)		$18,076,427

Total Investments (Cost $49,662,057)(d) - 128.04%		46,277,593
Liabilities in Excess of Other Assets - (28.04%)		(10,134,002)
TOTAL NET ASSETS - 100.00%		$36,143,591

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(c) Illiquid Security. The market value of these securities total $718,983, which represents 1.99% of total net assets.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$49,662,057
Gross unrealized appreciation	759,148
Gross unrealized depreciation	(4,143,612)
Net unrealized depreciation	$(3,384,464)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 27,361,236	$ —
Level 2 - Other significant observable inputs	18,916,357	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 46,277,593	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 106.54%
Aerospace & Defense - 3.39%
Boeing Co. (b)	4,500	$334,665
General Dynamics Corp. (b)	2,600	216,762
Goodrich Corp. (b)	200	11,502
Honeywell International, Inc. (b)	6,100	344,162
Lockheed Martin Corp. (b)	3,100	307,830
Precision Castparts Corp. (b)	3,500	357,280
Rockwell Collins, Inc. (b)	4,700	268,605
Total Aerospace & Defense		1,840,806

Auto Components - 1.19%
Goodyear Tire & Rubber Co. (a)(b)	25,000	645,000

Automobiles - 1.21%
Ford Motor Co. (a)(b)	85,000	486,200
Honda Motor Co., Ltd. - ADR (b)	5,900	169,979
Total Automobiles		656,179

Beverages - 0.89%
Anheuser-Busch Companies, Inc. (b)	3,500	166,075
The Coca-Cola Co. (b)	2,100	127,827
PepsiCo, Inc. (c)	2,600	187,720
Total Beverages		481,622

Biotechnology - 0.52%
Genentech, Inc. (a)(c)	3,500	284,130

Building Products - 0.40%
Trane, Inc. (c)	4,700	215,730

Capital Markets - 4.33%
Bank Of New York Mellon Corp. (c)	3,371	140,672
Blackstone Group L P (c)	6,700	106,396
Charles Schwab Corp. (c)	7,649	144,031
The Goldman Sachs Group, Inc. (c)	950	157,120
State Street Corp. (c)	16,500	1,303,500
T. Rowe Price Group, Inc.	10,000	500,000
Total Capital Markets		2,351,719

Chemicals - 2.43%
Airgas, Inc.	5,300	240,991
The Dow Chemical Co.	20,000	737,000
Monsanto Co.	1,900	211,850
Nalco Holding Company	6,000	126,900
Total Chemicals		1,316,741

Commercial Banks - 3.03%
GB&T Bancshares, Inc.	3,000	25,800
Regions Financial Corp.	2,400	47,400
Wachovia Corp.	15,000	405,000
Wells Fargo & Co.	40,000	1,164,000
Total Commercial Banks		1,642,200

Commercial Services & Supplies - 0.87%
Cintas Corp.	1,400	39,956
Republic Services, Inc.	10,400	304,096
Waste Management, Inc.	3,900	130,884
Total Commercial Services & Supplies		474,936

Communications Equipment - 5.05%
Cisco Systems, Inc. (a)	63,800	1,536,942
Corning, Inc.	50,000	1,202,000
Total Communications Equipment		2,738,942

Computers & Peripherals - 3.17%
Apple, Inc. (a)	3,550	509,425
Diebold, Inc.	3,100	116,405
Hewlett-Packard Co.	9,400	429,204
International Business Machines Corp.	5,800	667,812
Total Computers & Peripherals		1,722,846

Consumer Finance - 0.33%
American Express Co.	4,100	179,252

Diversified Financial Services - 0.43%
Bank of America Corp.	2,100	79,611
JPMorgan Chase & Co.	3,600	154,620
Total Diversified Financial Services		234,231

Diversified Telecommunication Services - 5.48%
AT&T, Inc.	43,000	1,646,900
Verizon Communications, Inc.	36,500	1,330,425
Total Diversified Telecommunication Services		2,977,325

Electric Utilities - 0.81%
Duke Energy Corp.	9,100	162,435
The Empire District Electric Co.	13,800	279,450
Total Electric Utilities		441,885

Electrical Equipment - 1.43%
Emerson Electric Co.	3,400	174,964
Medis Technologies Ltd. (a)	60,000	544,200
Sunpower Corp. (a)	300	22,353
Yingli Green Energy Holdings Co. Ltd. - ADR (a)	2,000	34,200
Total Electrical Equipment		775,717

Electronic Equipment & Instruments - 0.56%
Flextronics International Ltd. (a)	32,500	305,175

Energy Equipment & Services - 1.45%
Helix Energy Solutions Group, Inc. (a)	3,400	107,100
Noble Corp.	3,800	188,746
Schlumberger Ltd.	3,600	313,200
Transocean Inc (a)	1,300	175,760
Total Energy Equipment & Services		784,806

Food & Staples Retailing - 3.37%
Costco Wholesale Corp.	18,300	1,188,951
CVS Caremark Corp.	9,400	380,794
The Kroger Co.	10,300	261,620
Total Food & Staples Retailing		1,831,365

Food Products - 1.57%
ConAgra Foods, Inc.	9,700	232,315
General Mills, Inc.	3,900	233,532
Hain Celestial Group, Inc. (a)	4,742	139,889
Kellogg Co.	2,900	152,424
Unilever NV - ADR	2,800	94,444
Total Food Products		852,604

Health Care Equipment & Supplies - 2.29%
Alcon, Inc.	2,300	327,175
Covidien Ltd	3,800	168,150
Medtronic, Inc.	5,800	280,546
St. Jude Medical, Inc. (a)	4,600	198,674
Stryker Corp.	4,100	266,705
Total Health Care Equipment & Supplies		1,241,250

Health Care Providers & Services - 3.71%
Aetna, Inc.	4,200	176,778
Cardinal Health, Inc.	3,600	189,036
Express Scripts, Inc. (a)	6,100	392,352
Health Grades, Inc. (a)(e)	122,594	647,296
Humana, Inc. (a)	10,000	448,600
Wellpoint, Inc. (a)	3,600	158,868
Total Health Care Providers & Services		2,012,930

Hotels Restaurants & Leisure - 2.31%
McDonald's Corp.	8,500	474,045
MGM Mirage (a)	3,795	223,032
Royal Caribbean Cruises Ltd.	11,500	378,350
Ruth's Chris Steak House, Inc. (a)	3,030	20,937
Wyndham Worldwide Corp.	7,700	159,236
Total Hotels Restaurants & Leisure		1,255,600

Household Durables - 0.53%
Newell Rubbermaid, Inc.	3,200	73,184
Tupperware Brands Corp.	5,600	216,608
Total Household Durables		289,792

Household Products - 1.19%
Clorox Co.	1,600	90,624
Procter & Gamble Co.	7,900	553,553
Total Household Products		644,177

Independent Power Producers & Energy Traders - 0.19%
Dynegy, Inc. (a)	13,400	105,726

Industrial Conglomerates - 1.35%
General Electric Co.	15,900	588,459
Textron, Inc.	2,300	127,466
Tyco International Ltd.	400	17,620
Total Industrial Conglomerates		733,545

Insurance - 9.54%
ACE Ltd.	4,100	225,746
The Allstate Corp.	400	19,224
American Independence Corp. (a)(e)	26,000	188,760
American International Group, Inc.	2,300	99,475
Berkshire Hathaway, Inc. (a)	92	411,507
Chubb Corp.	800	39,584
Genworth Financial, Inc.	11,400	258,096
Hartford Financial Services Group, Inc.	1,900	143,963
HCC Insurance Holdings, Inc.	25,000	567,250
Independence Holding Co. (e)	60,400	719,968
Lincoln National Corp.	1,200	62,400
MetLife, Inc.	16,500	994,290
Prudential Financial, Inc.	10,700	837,275
Travelers Companies, Inc.	11,500	550,275
XL Capital Ltd.	2,000	59,100
Total Insurance		5,176,913

Internet Software & Services - 0.98%
Google, Inc. (a)	830	365,590
Yahoo!, Inc. (a)	5,700	164,901
Total Internet Software & Services		530,491

Life Science Tools & Services - 0.74%
Millipore Corp. (a)	3,800	256,158
Thermo Fisher Scientific, Inc. (a)	2,600	147,784
Total Life Science Tools & Services		403,942

Machinery - 5.71%
Deere & Co.	10,000	804,400
Dover Corp.	6,600	275,748
ITT Corp.	4,400	227,964
Joy Global, Inc.	27,500	1,791,900
Total Machinery		3,100,012

Media - 0.95%
News Corp.	2,500	47,600
Viacom Inc. (a)	3,800	150,556
The Walt Disney Co.	10,200	320,076
Total Media		518,232

Metals & Mining - 0.24%
BHP Billiton Ltd. - ADR	2,000	131,700

Multiline Retail - 2.51%
JC Penney Co, Inc.	2,000	75,420
Kohl's Corp. (a)	2,800	120,092
Target Corp.	23,000	1,165,640
Total Multiline Retail		1,361,152

Multi-Utilities - 1.29%
TECO Energy, Inc.	44,000	701,800

Oil, Gas & Consumable Fuels - 2.40%
Chevron Corp.	900	76,824
ConocoPhillips	800	60,968
Exxon Mobil Corp.	5,300	448,274
Plains Exploration & Production Co. (a)	3,924	208,521
Total SA - ADR	5,300	392,253
Warren Resources, Inc. (a)	9,800	116,326
Total Oil, Gas & Consumable Fuels		1,303,166

Personal Products - 0.23%
Avon Products, Inc.	3,200	126,528

Pharmaceuticals - 9.16%
Abbott Laboratories	9,400	518,410
Bristol-Myers Squibb Co.	48,900	1,041,570
Johnson & Johnson	6,100	395,707
Merck & Co., Inc.	15,000	569,250
Novartis AG - ADR	3,500	179,305
Pfizer, Inc.	69,100	1,446,263
Schering-Plough Corp.	50,000	720,500
Wyeth	2,400	100,224
Total Pharmaceuticals		4,971,229

Real Estate Investment Trusts - 0.17%
Sunstone Hotel Investors, Inc.	5,800	92,858

Road & Rail - 3.39%
JB Hunt Transport Services, Inc.	45,000	1,414,350
Kansas City Southern (a)	3,600	144,396
Union Pacific Corp.	2,200	275,836
Total Road & Rail		1,834,582

Semiconductor & Semiconductor Equipment - 5.06%
Applied Materials, Inc.	30,000	585,300
Intel Corp.	76,400	1,618,152
MEMC Electronic Materials, Inc. (a)	4,300	304,870
Texas Instruments, Inc.	8,500	240,295
Total Semiconductor & Semiconductor Equipment		2,748,617

Software - 3.61%
BEA Systems, Inc. (a)	3,950	75,643
Microsoft Corp.	31,300	888,294
Oracle Corp. (a)	51,000	997,560
Total Software		1,961,497

Specialty Retail - 3.19%
Best Buy Co, Inc.	3,200	132,672
Lowe's Cos, Inc.	32,800	752,432
Williams-Sonoma, Inc.	35,000	848,400
Total Specialty Retail		1,733,504

Textiles, Apparel & Luxury Goods - 1.75%
Coach, Inc. (a)	30,000	904,500
Nike, Inc.	700	47,600
Total Textiles, Apparel & Luxury Goods		952,100

Thrifts & Mortgage Finance - 1.75%
Countrywide Financial Corp.	6,000	33,000
New York Community Bancorp, Inc.	50,000	911,000
Total Thrifts & Mortgage Finance		944,000

Tobacco - 0.27%
Altria Group, Inc.	2,000	44,400
Philip Morris International, Inc. (a)	2,000	101,160
Total Tobacco		145,560

Wireless Telecommunication Services - 0.12%
NII Holdings, Inc. (a)	2,000	63,560
TOTAL COMMON STOCKS (Cost $60,556,383)		$57,837,674

INVESTMENT COMPANIES - 1.98%
Energy Select Sector SPDR Fund	9,500	703,570
Morgan Stanley China A Share Fund, Inc.	1,400	55,692
Technology Select Sector SPDR Fund	14,100	315,840
TOTAL INVESTMENT COMPANIES (Cost $1,027,961)		$1,075,102

WARRANTS - 0.01%
Cell Kinetics Warrant
Expiration: February 2008, Exercise Price: $0.30	3,500	3,150
TOTAL WARRANTS (Cost $0)		$3,150

	Contracts
PURCHASED OPTIONS - 0.30%
Call Options - 0.16%
iShares Russell 2000 Index Fund
Expiration: April 2008, Exercise Price: $67.00	300	$86,400
Medis Technologies Ltd.
Expiration: April 2008, Exercise Price: $15.00	95	1,425
Total Call Options		87,825

Put Options - 0.14%
Altria Group, Inc.
Expiration: January 2009, Exercise Price: $75.00	20	8,500
Humana, Inc.
Expiration: May 2008, Exercise Price: $50.00	100	67,000
Total Put Options		75,500

TOTAL PURCHASED OPTIONS (Cost $162,975)		$163,325

	Principal
	Amount
REPURCHASE AGREEMENTS - 2.71%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $1,471,604 (b)(d)	$1,471,150	1,471,150
TOTAL REPURCHASE AGREEMENTS (Cost $1,471,150)		$1,471,150

Total Investments (Cost $63,218,469)(f) - 111.54%		60,550,401
Liabilities in Excess of Other Assets - (11.54%)		(6,264,733)
TOTAL NET ASSETS - 100.00%		$54,285,668

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for written options.
(c) All or a portion of the shares have been committed as collateral for open short positions.
(d) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(e) Illiquid Security. The market value of these securities total $1,556,024, which represents 2.87% of total net assets.
(f) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$63,632,271
Gross unrealized appreciation	1,787,954
Gross unrealized depreciation	(4,869,824)
Net unrealized depreciation	$(3,081,870)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	30,000	$2,055,300
TOTAL INVESTMENT COMPANIES		2,055,300

Total Securities Sold Short (Proceeds $2,426,498)		$2,055,300

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
March 31, 2008 (Unaudited)
	Contracts	Value
CALL OPTIONS
Abbott Laboratories
Expiration: August 2008, Exercise Price: $65.00	56	$2,800
Expiration: August 2008, Exercise Price: $70.00	8	120
Expiration: November 2008, Exercise Price: $65.00	18	2,178
Expiration: January 2009, Exercise Price: $75.00	8	260
ACE Ltd.
Expiration: May 2008, Exercise Price: $60.00	12	990
Expiration: May 2008, Exercise Price: $70.00	18	135
Aetna, Inc.
Expiration: April 2008, Exercise Price: $65.00	36	90
Expiration: July 2008, Exercise Price: $65.00	28	280
Expiration: January 2009, Exercise Price: $60.00	18	1,890
Airgas, Inc.
Expiration: July 2008, Exercise Price: $55.00	18	1,350
Applied Materials, Inc.
Expiration: May 2008, Exercise Price: $20.00	300	30,000
American Express Co.
Expiration: April 2008, Exercise Price: $70.00	18	45
Expiration: July 2008, Exercise Price: $50.00	24	3,960
Expiration: July 2008, Exercise Price: $70.00	18	90
Expiration: January 2009, Exercise Price: $60.00	18	2,610
American International Group, Inc.
Expiration: January 2008, Exercise Price: $70.00	4	210
Expiration: May 2008, Exercise Price: $70.00	32	80
Expiration: August 2008, Exercise Price: $60.00	18	783
AmerisourceBergen Co.
Expiration: August 2008, Exercise Price: $55.00	18	180
Anheuser-Busch Companies, Inc.
Expiration: September 2008, Exercise Price: $55.00	28	1,680
Apple, Inc.
Expiration: April 2008, Exercise Price: $220.00	16	24
Expiration: April 2008, Exercise Price: $230.00	10	15
Expiration: April 2008, Exercise Price: $240.00	6	6
Expiration: July 2008, Exercise Price: $220.00	4	260
Expiration: October 2008, Exercise Price: $190.00	10	6,550
Expiration: January 2009, Exercise Price: $200.00	6	5,100
Expiration: January 2010, Exercise Price: $250.00	4	5,000
AT&T
Expiration: April 2008, Exercise Price: $32.50	320	192,000
Expiration: April 2008, Exercise Price: $45.00	18	18
Expiration: April 2008, Exercise Price: $47.50	18	18
Expiration: July 2008, Exercise Price: $45.00	28	1,260
Avon Products, Inc.
Expiration: October 2008, Exercise Price: $45.00	18	2,700
Bank of America Corp.
Expiration: May 2008, Exercise Price: $45.00	18	720
Bank of New York Mellon Corp.
Expiration: June 2008, Exercise Price: $52.50	10	325
Best Buy Co, Inc. .
Expiration: January 2008, Exercise Price: $55.00	30	4,650
Expiration: June 2008, Exercise Price: $50.00	10	600
Expiration: June 2008, Exercise Price: $52.50	10	250
Expiration: September 2008, Exercise Price: $52.50	8	880
BHP Billiton Ltd.
Expiration: May 2008, Exercise Price: $85.00	12	270
Expiration: May 2008, Exercise Price: $90.00	4	50
Expiration: August 2008, Exercise Price: $80.00	6	1,530
Expiration: August 2008, Exercise Price: $90.00	8	780
Blackstone Group L.P.
Expiration: June 2008, Exercise Price: $25.00	18	180
Expiration: June 2008, Exercise Price: $30.00	18	90
Expiration: January 2009, Exercise Price: $30.00	18	540
Bristol-Myers Squibb Co.
Expiration: June 2008, Exercise Price: $20.00	450	86,400
Boeing Co.
Expiration: May 2008, Exercise Price: $90.00	18	135
Expiration: January 2009, Exercise Price: $110.00	32	1,280
Charles Schwab Corp.
Expiration: June 2008, Exercise Price: $25.00	18	90
Expiration: June 2008, Exercise Price: $30.00	24	60
Cisco Systems, Inc.
Expiration: April 2008, Exercise Price: $22.50	550	104,500
Expiration: April 2008, Exercise Price: $35.00	18	36
Expiration: July 2008, Exercise Price: $27.50	20	1,280
Expiration: July 2008, Exercise Price: $35.00	18	27
Expiration: January 2009, Exercise Price: $30.00	28	3,304
Expiration: January 2009, Exercise Price: $35.00	18	810
Expiration: January 2009, Exercise Price: $37.50	24	600
Clorox Co.
Expiration: April 2008, Exercise Price: $70.00	10	25
Coach, Inc.
Expiration: May 2008, Exercise Price: $22.50	300	243,000
The Coca-Cola Co.
Expiration: May 2008, Exercise Price: $65.00	18	810
Expiration: August 2008, Exercise Price: $70.00	10	450
ConAgra Foods, Inc.
Expiration: June 2008, Exercise Price: $25.00	18	1,080
ConocoPhillips
Expiration: May 2008, Exercise Price: $100.00	8	40
Costco Wholesale Corp.
Expiration: April 2008, Exercise Price: $57.50	183	141,825
CVS Caremark Corp.
Expiration: May 2008, Exercise Price: $45.00	32	1,056
Expiration: August 2008, Exercise Price: $45.00	36	4,410
Expiration: January 2009, Exercise Price: $45.00	26	6,630
Deere Co.
Expiration: June 2008, Exercise Price: $70.00	100	132,500
Dover Corp.
Expiration: September 2008, Exercise Price: $50.00	18	1,620
Expiration: January 2009, Exercise Price: $50.00	18	3,420
The Dow Chemical Co.
Expiration: June 2008, Exercise Price: $35.00	200	68,000
Emerson Electric Co.
Expiration: June 2008, Exercise Price: $60.00	17	595
Express Scripts, Inc.
Expiration: May 2008, Exercise Price: $80.00	9	270
Expiration: August 2008, Exercise Price: $95.00	12	270
Exxon Mobil Corp.
Expiration: April 2008, Exercise Price: $90.00	4	200
Expiration: April 2008, Exercise Price: $100.00	4	10
Flextronics International, Ltd.
Expiration: April 2008, Exercise Price: $12.50	72	108
Ford Motor Co.
Expiration: June 2008, Exercise Price: $5.00	581	68,558
General Electric Co.
Expiration: June 2008, Exercise Price: $35.00	100	31,500
Genentech, Inc.
Expiration: June 2008, Exercise Price: $80.00	18	9,360
Expiration: January 2009, Exercise Price: $85.00	12	7,980
General Dynamics Corp.
Expiration: May 2008, Exercise Price: $90.00	8	680
Expiration: August 2008, Exercise Price: $100.00	8	540
General Mills, Inc.
Expiration: January 2009, Exercise Price: $65.00	18	3,600
Genworth Financial, Inc.
Expiration: June 2008, Exercise Price: $30.00	14	175
The Goldman Sachs Group, Inc.
Expiration: April 2008, Exercise Price: $240.00	2	11
Expiration: April 2008, Exercise Price: $280.00	5	12
Expiration: October 2008, Exercise Price: $200.00	6	5,280
Expiration: October 2008, Exercise Price: $230.00	4	1,250
Goodyear Tire & Rubber Co.
Expiration: July 2008, Exercise Price: $20.00	250	167,500
Google, Inc.
Expiration: June 2008, Exercise Price: $750.00	3	60
Expiration: June 2008, Exercise Price: $810.00	2	15
Expiration: June 2008, Exercise Price: $820.00	2	15
Expiration: September 2008, Exercise Price: $620.00	3	1,680
Expiration: September 2008, Exercise Price: $700.00	6	1,080
Expiration: January 2009, Exercise Price: $710.00	6	3,450
Gorning, Inc.
Expiration: May 2008, Exercise Price: $22.50	500	105,000
Helix Energy Solutions Group, Inc.
Expiration: September 2008, Exercise Price: $45.00	19	950
Hewlett-Packard Co.
Expiration: August 2008, Exercise Price: $55.00	36	3,240
Expiration: January 2009, Exercise Price: $60.00	10	1,225
Honeywell International, Inc.
Expiration: June 2008, Exercise Price: $65.00	18	990
Expiration: June 2008, Exercise Price: $70.00	10	100
Expiration: January 2009, Exercise Price: $80.00	10	350
Humana, Inc.
Expiration: May 2008, Exercise Price: $60.00	100	3,000
Intel Corp.
Expiration: January 2008, Exercise Price: $27.50	48	3,840
Expiration: April 2008, Exercise Price: $17.50	360	127,800
Expiration: July 2008, Exercise Price: $19.00	350	110,250
Expiration: July 2008, Exercise Price: $25.00	24	1,104
Expiration: October 2008, Exercise Price: $25.00	24	2,160
Expiration: January 2009, Exercise Price: $40.00	18	117
International Business Machines Corp.
Expiration: July 2008, Exercise Price: $130.00	18	3,330
Expiration: October 2008, Exercise Price: $140.00	16	2,800
Expiration: January 2009, Exercise Price: $150.00	14	2,310
ITT Corp.
Expiration: July 2008, Exercise Price: $70.00	18	225
Expiration: October 2008, Exercise Price: $70.00	18	720
J.P. Morgan Chase & Co.
Expiration: June 2008, Exercise Price: $50.00	24	2,400
J.P. Morgan Chase & Co.
Expiration: June 2008, Exercise Price: $55.00	18	495
JB Hunt Transport Services, Inc.
Expiration: May 2008, Exercise Price: $20.00	450	515,250
JC Penney Co, Inc.
Expiration: May 2008, Exercise Price: $60.00	12	120
Expiration: August 2008, Exercise Price: $50.00	18	2,160
Joy Global, Inc.
Expiration: April 2008, Exercise Price: $45.00	275	552,750
Kellogg Co.
Expiration: September 2008, Exercise Price: $55.00	14	2,450
Expiration: January 2009, Exercise Price: $50.00	14	7,700
Kohl's Corp.
Expiration: July 2008, Exercise Price: $50.00	12	2,520
Expiration: January 2009, Exercise Price: $60.00	14	2,730
Kansas City Southern
Expiration: September 2008, Exercise Price: $45.00	16	3,840
Expiration: January 2009, Exercise Price: $50.00	18	3,690
Lockheed Martin Corp.
Expiration: June 2008, Exercise Price: $130.00	12	90
Lowe's Companies
Expiration: July 2008, Exercise Price: $20.00	250	98,750
Expiration: October 2008, Exercise Price: $30.00	18	1,125
Expiration: January 2009, Exercise Price: $35.00	40	1,400
McDonald's Corp.
Expiration: June 2008, Exercise Price: $70.00	14	70
MEMC Electronic Materials, Inc.
Expiration: April 2008, Exercise Price: $85.00	8	480
Expiration: April 2008, Exercise Price: $90.00	14	280
Expiration: April 2008, Exercise Price: $100.00	10	50
Expiration: July 2008, Exercise Price: $100.00	16	2,800
Expiration: January 2009, Exercise Price: $100.00	4	2,620
Expiration: January 2009, Exercise Price: $105.00	10	5,550
Expiration: January 2009, Exercise Price: $125.00	4	1,180
Merck & Co., Inc.
Expiration: April 2008, Exercise Price: $40.00	150	10,500
MetLife Inc.
Expiration: June 2008, Exercise Price: $50.00	110	128,150
Microsoft Corp.
Expiration: April 2008, Exercise Price: $35.00	18	36
Expiration: April 2008, Exercise Price: $37.50	18	18
Expiration: May 2008, Exercise Price: $26.00	150	44,475
Expiration: January 2009, Exercise Price: $40.00	28	728
Millipore Corp.
Expiration: July 2008, Exercise Price: $75.00	10	1,400
Expiration: July 2008, Exercise Price: $80.00	36	2,160
Expiration: January 2009, Exercise Price: $90.00	8	680
Monsanto Co.
Expiration: April 2008, Exercise Price: $120.00	8	2,040
Expiration: July 2008, Exercise Price: $130.00	6	3,630
Expiration: October 2008, Exercise Price: $150.00	20	10,900
Noble Corp.
Expiration: September 2008, Exercise Price: $60.00	38	9,500
New York Community Bancorp, Inc.
Expiration: April 2008, Exercise Price: $15.00	500	162,500
NII Holdings, Inc.
Expiration: June 2008, Exercise Price: $60.00	4	40
Nike Inc.
Expiration: April 2008, Exercise Price: $70.00	7	805
Expiration: July 2008, Exercise Price: $75.00	7	1,533
Oracle Corp.
Expiration: June 2008, Exercise Price: $17.50	340	90,100
Expiration: June 2008, Exercise Price: $25.00	64	640
Expiration: September 2008, Exercise Price: $25.00	28	1,050
Pepsico, Inc.
Expiration: April 2008, Exercise Price: $80.00	8	40
Pfizer, Inc.
Expiration: June 2008, Exercise Price: $20.00	500	67,500
Expiration: June 2008, Exercise Price: $22.50	150	4,800
Plains Exploration & Production Co.
Expiration: May 2008, Exercise Price: $60.00	10	1,150
Precision Castparts Corp.
Expiration: June 2008, Exercise Price: $155.00	6	75
Expiration: June 2008, Exercise Price: $180.00	8	60
Procter & Gamble Co.
Expiration: April 2008, Exercise Price: $80.00	24	60
Prudential Financial Inc.
Expiration: May 2008, Exercise Price: $65.00	100	147,500
Royal Caribbean Cruises Ltd.
Expiration: June 2008, Exercise Price: $45.00	28	1,050
Expiration: September 2008, Exercise Price: $55.00	16	480
Expiration: January 2009, Exercise Price: $50.00	18	2,250
Expiration: January 2009, Exercise Price: $55.00	28	2,240
Expiration: January 2009, Exercise Price: $60.00	18	945
Schering-Plough Corp.
Expiration: May 2008, Exercise Price: $17.50	500	15,000
Schlumberger Ltd.
Expiration: May 2008, Exercise Price: $105.00	14	595
Expiration: May 2008, Exercise Price: $120.00	9	45
Expiration: August 2008, Exercise Price: $120.00	18	1,215
Sirtex Medical Ltd.
Expiration: April 2008, Exercise Price: $25.00	27	27
St. Jude Medical, Inc.
Expiration: July 2008, Exercise Price: $50.00	18	1,350
Expiration: January 2009, Exercise Price: $55.00	10	1,150
Expiration: January 2009, Exercise Price: $60.00	10	525
State Street Corp.
Expiration: May 2008, Exercise Price: $70.00	145	167,475
Sunpower Corp.
Expiration: June 2008, Exercise Price: $125.00	6	315
SunTrust Banks, Inc.
Expiration: January 2009, Exercise Price: $100.00	12	150
Sysco Corp.
Expiration: August 2008, Exercise Price: $32.50	18	1,026
Target Corp.
Expiration: July 2008, Exercise Price: $45.00	230	196,650
TECO Energy, Inc.
Expiration: May 2008, Exercise Price: $15.00	440	50,600
Texas Instruments, Inc.
Expiration: April 2008, Exercise Price: $37.50	18	27
Expiration: July 2008, Exercise Price: $35.00	16	368
Expiration: July 2008, Exercise Price: $37.50	26	182
Expiration: July 2008, Exercise Price: $40.00	18	54
Expiration: October 2008, Exercise Price: $37.50	18	603
Textron, Inc.
Expiration: September 2008, Exercise Price: $65.00	11	2,310
Total SA
Expiration: May 2008, Exercise Price: $80.00	18	1,890
Transocean Inc.
Expiration: May 2008, Exercise Price: $160.00	6	510
Expiration: August 2008, Exercise Price: $160.00	8	3,200
Expiration: August 2008, Exercise Price: $190.00	4	330
T. Rowe Price Group, Inc.
Expiration: July 2008, Exercise Price: $40.00	100	121,000
Unilever NV
Expiration: January 2009, Exercise Price: $35.00	14	3,185
Verizon Communications, Inc.
Expiration: April 2008, Exercise Price: $32.50	290	115,275
Expiration: April 2008, Exercise Price: $50.00	18	45
Expiration: July 2008, Exercise Price: $52.50	13	26
Wachovia Corp.
Expiration: July 2008, Exercise Price: $20.00	150	108,000
Wallgreen Co.
Expiration: April 2008, Exercise Price: $55.00	24	60
The Walt Disney Co.
Expiration: April 2008, Exercise Price: $40.00	18	45
Expiration: July 2008, Exercise Price: $35.00	28	1,820
Expiration: October 2008, Exercise Price: $37.50	26	1,950
Wellpoint, Inc.
Expiration: January 2009, Exercise Price: $110.00	18	180
Wells Fargo & Co.
Expiration: April 2008, Exercise Price: $25.00	400	180,000
Williams-Sonoma Inc.
Expiration: May 2008, Exercise Price: $17.50	350	241,500
Yahoo! Inc.
Expiration: January 2009, Exercise Price: $35.00	6	393
Yingli Green Energy Holding Co.
Expiration: September 2008, Exercise Price: $30.00	18	2,160
Total Call Options		4,881,416

Total Options Written (Premiums received $5,341,890)		$4,881,416

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 57,984,512	$ 6,936,716
Level 2 - Other significant observable inputs	2,565,889	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 60,550,401	$ 6,936,716

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Fixed Income Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 2.84%

Consumer Finance - 0.18%
Discover Financial Services, 6.450%, 06/12/2017 (a)	$55,000	$47,332
Ford Motor Credit Co. LLC, 7.127%, 01/13/2012 (b)	110,000	81,371
Total Consumer Finance		128,703

Food & Staples Retailing - 0.42%
Rite-Aid Corp., 9.500%, 06/15/2017	395,000	310,075

Hotels Restaurants & Leisure - 0.92%
Harrah's Operating Co., Inc., 6.500%, 06/01/2016	335,000	198,488
MGM Mirage, 6.000%, 10/01/2009	200,000	198,500
Starwood Hotels & Resorts Worldwide, Inc., 6.250%, 02/15/2013	270,000	269,662
Total Hotels Restaurants & Leisure		666,650

Insurance - 0.14%
MetLife, Inc., 6.400%, 12/15/2066	125,000	99,330

Internet Software & Services - 0.26%
First Data Corp., 9.875%, 09/24/2015 (a)	230,000	189,175

Metals & Mining - 0.24%
Freeport-McMoran Copper & Gold, Inc., 8.250%, 04/01/2015	170,000	179,350

Textiles, Apparel & Luxury Goods - 0.33%
Hanesbrands, Inc., 8.204%, 12/15/2014 (b)	270,000	239,625

Thrifts & Mortgage Finance - 0.35%
Residential Capital LLC
8.000%, 02/22/2011 (b)	80,000	39,200
8.500%, 04/17/2013 (b)	95,000	46,075
8.875%, 06/30/2015 (b)	30,000	14,550
Washington Mutual Preferred Funding, 6.534%, 3/29/2011 (a)(b)	300,000	158,085
Total Thrifts & Mortgage Finance		257,910

TOTAL CORPORATE BONDS (Cost $2,579,705)		$2,070,818

ASSET BACKED SECURITIES - 8.70%
Aames Mortgage Investment Trust, 5.885%, 10/25/2035 (e)	900,000	94,853
American Airlines, Inc., 6.817%, 11/23/2012	400,000	377,000
Asset Backed Funding Certificates,
6.385%, 10/25/2033 (e)	200,000	138,710
6.000%, 07/26/2035 (a)(e)(f)	31,423	335
Bear Stearns Asset Backed Securities Trust
2.719%, 05/25/2031	154,440	146,084
2.6987%, 05/25/2037	226,059	205,209
Citigroup Mortgage Loan Trust, Inc.
5.635%, 09/25/2035 (e)	150,000	48,123
5.635%, 01/25/2036 (e)	375,000	85,905
3.215%, 01/25/2037	398,988	380,902
Countrywide Asset-Backed Certificates, 5.435%, 05/25/2036 (a)(e)	500,000	49,740
DVI Receivables Corp.
3.485%, 09/12/2010 (e)(f)	115,920	100,074
3.435%, 03/12/2011(e)(f)	978,840	506,652
Encore Credit Receivables Trust, 5.635%, 01/25/2036 (e)	250,000	95,290
Equity One ABS, Inc., 5.909%, 02/25/2033	29,306	20,674
FBR Securitization Trust
5.385%, 09/25/2035 (e)	187,000	13,816
First Franklin Mortgage
6.635%, 10/25/2034 (a)	70,167	51,899
6.135%, 07/25/2035 (e)	150,000	26,381
5.635%, 12/25/2036 (a)(e)	150,000	11,925
GSAMP Trust, 5.635%, 03/25/2037 (a)(e)	600,000	62,214
JP Morgan Mortgage Acquisition Corp., 5.135%, 07/25/2036 (a)(e)	500,000	31,220
Merit Securities Corp., 8.380%, 12/28/2033	332,309	348,013
Morgan Stanley Asset Backed Securities, 2.6487%, 11/25/2036	454,965	420,843
Nationstar Home Equity Loan Trust, 5.635%, 09/25/2036 (e)	155,000	22,194
New Century Home Equity Loan Trust, 6.885%, 07/25/2035 (e)	625,000	356,760
Nomura Home Equity Loan, Inc., 5.635%, 03/25/2036 (e)	250,000	31,148
Option One Mortgage Loan Trust, 5.635%, 01/25/2036 (a)(e)	150,000	6,627
Residential Asset Mortgage Products, Inc.
5.635%, 10/25/2036 (e)	115,000	11,775
5.635%, 08/25/2046 (e)	530,000	92,406
Residential Asset Securities Corp.
6.331%, 03/25/2035 (a)(e)	500,000	350,769
6.135%, 09/25/2035 (e)	200,000	81,010
Securitized Asset Backed Receivables LLC Trust, 3.265%, 05/25/2037	830,345	777,668
Structured Asset Investment Loan Trust
5.635%, 05/25/2035 (e)	80,000	23,900
5.831%, 07/25/2035 (a)(e)	139,514	1,376
6.000%, 07/25/2035 (e)	150,000	131,537
5.635%, 08/25/2035 (a)(e)	141,625	86,992
Structured Asset Securities Corp.
5.635%, 01/25/2035 (e)	400,000	243,564
5.635%, 09/25/2036 (a)(e)	400,000	59,000
3.225%, 03/25/2037	332,631	306,142
Wells Fargo Home Equity Trust
6.135%, 03/25/2033 (e)	170,375	59,361
3.405%, 11/25/2035	502,443	489,769
TOTAL ASSET BACKED SECURITIES (Cost $11,334,873)		$6,347,860

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.55%
ABSC NIMs Trust, 5.050%, 07/27/2035 (a)(e)	18,200	3,042
Asset Backed Funding Certificates, 6.135%, 06/25/2035 (e)	200,000	52,748
Asset Backed Securities Corp. Home Equity, 5.635%, 06/25/2035 (e)	125,000	69,957
Fannie Mae
5.500%, 04/14/2038	10,000,000	10,093,750
6.000%, 04/14/2038	10,000,000	10,243,750
FBR Securitization Trust, 5.135%, 10/25/2035 (e)	150,000	27,760
First Franklin Mortgage Loan Asset Backed Certificates
6.635%, 05/25/2034 (e)	150,000	79,379
6.635%, 03/25/2035 (a)(e)	30,000	20,072
HSI Asset Securitization Corp.Trust, 5.135%, 01/25/2036 (e)	436,000	101,035
Indymac Manufactured Housing Contract, 6.640%, 12/25/2027	178,129	181,008
JP Morgan Mortgage Acquisition Corp.
6.135%, 06/25/2035 (a)(e)	125,000	33,037
6.135%, 07/25/2035 (a)(e)	250,000	121,765
Lehman XS Trust
4.885%, 11/25/2035 (e)	150,000	38,223
5.135%, 06/25/2046 (e)	190,000	45,520
Residential Asset Mortgage Products, Inc., 3.335%, 01/25/2034	465,254	440,359
Soundview Home Equity Loan Trust, 5.500%, 11/25/2033 (a)(e)	24,571	15,293
Securitized Asset Backed Receivables LLC Trust, 3.295%, 03/25/2036	500,000	463,372
Structured Asset Investment Loan Trust
5.635%, 04/25/2035 (a)(e)	370,000	41,842
5.635%, 07/25/2035 (e)	250,000	34,097
5.831%, 09/25/2035 (a)(e)	150,000	41,897
Structured Asset Securities Corp., 5.635%, 07/25/2035 (a)(e)	250,000	144,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,768,200)		$22,292,481

MORTGAGE BACKED SECURITIES - 9.59%
Federal Home Loan Mortgage Corp.
7.734%, 02/15/2020 (d)	183,423	26,695
8.198%, 02/15/2020 (d)	122,373	19,439
8.783%, 04/15/2020 (d)	131,026	19,422
4.415%, 12/01/2034 (d)	852,824	196,491
First Franklin Mortgage, 5.135%, due 04/25/2036 (a)(e)	300,000	18,867
Fannie Mae Strip
7.780%, 03/01/2033 (d)	1,199,244	267,153
7.824%, 07/01/2033 (d)	1,045,444	227,922
7.409%, 10/01/2033 (d)	269,364	57,940
7.029%, 12/01/2033 (d)	892,071	190,521
6.335%, 07/25/2034 (d)	635,010	146,228
7.676%, 12/01/2034 (d)	6,835,020	1,479,053
10.498%, 02/01/2035 (d)	477,667	102,623
7.695%, 03/01/2035 (d)	133,750	30,887
7.431%, 03/01/2035 (d)	3,632,911	818,644
4.323%, 03/01/2035 (d)	132,585	25,634
8.145%, 08/01/2035 (d)	14,039,079	3,050,209
11.914%, 04/01/2036 (d)	1,421,948	318,784
TOTAL MORTGAGE BACKED SECURITIES (Cost $7,865,165)		$6,996,512

FOREIGN GOVERNMENT NOTE/BONDS - 1.27%
Astrazeneca Plc 5.400%, 09/15/2012	285,000	300,660
Democratic Socialist Republic of Sri Lanka, 8.250%, 10/24/2012 (a)	340,000	302,600
Royal Caribbean Cruises Ltd, 7.250%, 06/15/2016	125,000	114,097
Shinsei Financial Cayman Ltd, 6.418%, 07/20/2048 (a)(b)	195,000	129,248
Weatherford International, Inc., 6.350%, 06/15/2017	80,000	82,749
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,023,340)		$929,354

U.S. TREASURY OBLIGATIONS - 5.38%
United States Treasury Inflation Index
2.375%, 04/15/2011	2,552,470	2,742,310
3.000%, 07/15/2012	1,055,413	1,182,887
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,826,344)		$3,925,197

U.S. GOVERNMENT AGENCY ISSUES - 1.64%
Fannie Mae Discount Notes
4.017%, 04/02/2008	75,000	74,992
4.245%, 04/16/2008	75,000	74,869
4.262%, 05/07/2008	156,000	155,349
4.281%, 05/09/2008	19,000	18,916
2.672%, 06/12/2008	125,000	124,495
Freddie Mac Discount Notes
2.951%, 04/21/2008	75,000	74,878
2.214%, 06/27/2008	575,000	572,193
2.527%, 08/18/2008	100,000	99,216
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,194,321)		$1,194,908

	Contracts	Value
PURCHASED OPTIONS - 0.24%
Call Option - 0.22%
Eurodollar 90 Day Futures Contract
Expiration: June, 2008, Exercise Price: $95.000	24	163,800

Put Options - 0.02%
EPSI50 Index Futures Contract
Expiration: June 2008, Exercise Price: $115.00	7	2,406
EPSI50 Index Futures Contract
Expiration: June 2008, Exercise Price: $115.50	7	3,062
EPSI50 Index Futures Contract
Expiration: June 2008, Exercise Price: $116.00	7	3,719
EPSI50 Index Futures Contract
Expiration: June 2008, Exercise Price: $116.50	7	4,594
Total Put Options		13,781
TOTAL PURCHASED OPTIONS (Cost $35,542)		$177,581

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 61.75%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $45,069,997 (c) (h)	$45,062,576	$45,062,576
TOTAL REPURCHASE AGREEMENTS (Cost $45,062,576)		$45,062,576

Total Investments (Cost $96,690,066)(g) - 121.96%		88,997,287
Liabilities in Excess of Other Assets - (21.96%)		(16,022,466)
TOTAL NET ASSETS - 100.00%		$72,974,821

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2008, the market value of these securities total $1,978,927, which represents 2.71% of total net assets.
(b) Variable Rate
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(d) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2008.
(e) Illiquid Security. The market value of these securities total $3,712,766, which represents 5.09% of total net assets.
(f) Fair-valued security. The market value of these securities total $607,061, which represents 0.83% of total net assets.
(g) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$96,681,674
Gross unrealized appreciation	682,732
Gross unrealized depreciation	(8,367,119)
Net unrealized depreciation	$(7,684,387)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(h) All or a portion of the shares have been committed as collateral for forward contracts, futures and swaps.

Underlying Funds Trust
Fixed Income Arbitrage - 1 Portfolio
Schedule of Forward Contracts
March 31, 2008 (Unaudited)
		Unrealized
		Appreciation/
FORWARD CONTRACTS PURCHASED	Contracts	(Depreciation)
Norwegian Kroner Forward Contract
(underlying Face Amount at Market Value $409,115)	2,084,750	$6,557

SHORT FORWARD CONTRACTS
Swedish Krona Forward Contract
(underlying Face Amount at Market Value $419,049)	2,490,860	(13,015)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS		$(6,458)

Underlying Funds Trust
Fixed Income Arbitrage - 1 Portfolio
Schedule of Futures Contracts
March 31, 2008 (Unaudited)

		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)
Eurodollar 90 Day Futures Contract, Expiring June 2008
(underlying Face Amount at Market Value $21,011,950)	86	$597,120
Eurodollar 90 Day Futures Contract, Expiring September 2008
(underlying Face Amount at Market Value $18,112,425)	74	513,988
Eurodollar 90 Day Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $18,345,000)	75	38,362
Eurodollar 90 Day Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $13,449,563)	55	344,176
Eurodollar 90 Day Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $23,675,275)	97	589,120
Eurodollar 90 Day Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $24,356,250)	100	510,279
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $5,100,113)	21	102,433
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $4,604,888)	19	87,013
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $6,032,188)	25	94,872
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $6,019,063)	25	84,971
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $3,365,600)	14	45,427
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $2,640,825)	11	32,960
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $719,325)	3	8,830
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $239,475)	1	2,635
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $239,263)	1	2,535
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $239,050)	1	2,460
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $238,825)	1	2,360
10-Year Future, Expiring June 2008
(underlying Face Amount at Market Value $230,281)	2	3,042
U.S. Treasury 10-Year Note Futures Contract, Expiring June 2008
(underlying Face Amount at Market Value $18,913,548)	159	579,400

TOTAL FUTURES CONTRACTS PURCHASED		$3,641,983

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $6,770,750)	28	$(118,152)
U.S. Treasury 2-Year Note Futures Contract, Expiring June 2008
(underlying Face Amount at Market Value $32,413,095)	151	(177,331)
U.S. Treasury 5-Year Note Futures Contract, Expiring June 2008
(underlying Face Amount at Market Value $15,078,938)	132	(187,221)
U.S. Treasury Bond Futures Contract, Expiring June 2008
(underlying Face Amount at Market Value $3,920,297)	33	(23,825)

TOTAL SHORT FUTURES CONTRACTS		$(506,529)

TOTAL FUTURES CONTRACTS		$3,135,454

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Swap Contracts
March 31, 2008 (Unaudited)
						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	Embarq Corp., 7.082%	Buy	0.72%	9/20/2012	(1,300,000)	$91,260

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.35%	3/20/2011	(1,000,000)	1,925

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	3.40%	6/20/2010	(1,000,000)	2,181

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	6/20/2010	1,000,000	(154,929)

Goldman Sachs & Co.	The Gap, Inc., 6.900%	Buy	1.25%	3/20/2011	(1,000,000)	(15,850)

Goldman Sachs & Co.	PPG Industries, 7.050%	Buy	0.32%	3/20/2011	(1,000,000)	9,759

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	62,458

Goldman Sachs & Co.	The TJX Companies, 7.45%	Buy	0.39%	3/20/2011	(1,000,000)	2,337

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	15,013

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	15,109

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	60,751

Goldman Sachs & Co.	Meadwestvaco Corp., 6.850%	Buy	0.72%	3/20/2011	(1,000,000)	21,839

Goldman Sachs & Co.	MDC Holdings, Inc., 5.500%	Buy	1.03%	3/20/2011	(1,000,000)	24,525

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875%	Buy	0.54%	3/20/2013	(1,500,000)	59,481

Goldman Sachs & Co.	3M Company, 7.000%	Buy	0.07%	5/20/2011	(2,000,000)	8,863

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.60%	6/20/2010	15,000,000	156,750

Goldman Sachs & Co.	Darden Restaurants Inc., 7.125%	Buy	0.34%	9/20/2011	(1,000,000)	43,507

Goldman Sachs & Co.	The Gap, Inc., 9.550%	Buy	0.79%	9/20/2011	(1,000,000)	419

Goldman Sachs & Co.	Hasbro, Inc., 6.150%	Buy	0.38%	9/20/2011	(1,000,000)	9,523

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	21,467

Goldman Sachs & Co.	Radioshack Corp., 7.375%	Buy	1.12%	9/20/2011	(1,000,000)	15,464

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.45%	12/20/2010	15,000,000	(97,908)

Goldman Sachs & Co.	United Mexican States, 7.500%	Sell	0.76%	5/20/2011	2,000,000	(2,166)

Goldman Sachs & Co.	Republic of Panama, 8.875%	Buy	1.32%	5/20/2011	(1,000,000)	(4,523)

Goldman Sachs & Co.	Weyerhaeuser Co., 6.750%	Buy	0.60%	9/20/2011	2,000,000	18,037

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%	Sell	3.25%	12/20/2011	7,000,000	(435,531)

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	305,556

Goldman Sachs & Co.	MGIC Investment Corp., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	206,123

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	217,664

Goldman Sachs & Co.	Commercial Metals Co., 0.400%	Buy	0.40%	12/20/2011	(1,500,000)	15,413

Goldman Sachs & Co.	Johnson Controls, Inc., 7.125%	Buy	0.44%	12/20/2013	(1,500,000)	36,548

Goldman Sachs & Co.	Dow Chemical Company, 0.230%	Buy	0.23%	12/20/2013	(1,500,000)	51,458

Goldman Sachs & Co.	Ford Motor Credit Company, 7.000%	Sell	1.07%	3/20/2009	750,000	(63,758)

Goldman Sachs & Co.	GMAC, LLC, 0.580%	Sell	0.58%	3/20/2009	1,000,000	(130,599)

Goldman Sachs & Co.	The Good Year Tire & Rubber Co., 0.700%	Sell	0.70%	3/20/2009	1,000,000	(11,437)

Goldman Sachs & Co.	Residential Capital, LLC, 6.375%	Sell	0.58%	3/20/2009	750,000	(320,306)

Goldman Sachs & Co.	Sabre Holdings Corporation, 7.350%	Sell	1.06%	3/20/2009	750,000	(37,323)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	1,046,784

Goldman Sachs & Co.	GATX Financial Corp., 8.875%	Buy	0.39%	6/20/2014	(1,200,000)	57,740

Goldman Sachs & Co.	Euro, 0.450%	Buy	0.45%	12/20/2012	(3,750,000)	74,214

Goldman Sachs & Co.	Euro, 0.450%	Buy	0.45%	12/20/2012	(1,000,000)	17,911

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.25%	12/20/2011	4,950,000	(162,594)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.90%	6/20/2010	9,000,000	(160,044)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Buy	0.60%	12/20/2012	(4,000,000)	77,380

Goldman Sachs & Co.	CenturyTel, Inc., 6.00%	Buy	1.10%	3/20/2013	(3,250,000)	60,750

Goldman Sachs & Co.	BorgWarner, Inc., 0.660%	Buy	0.66%	3/20/2013	(3,250,000)	35,395

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index	Buy	1.75%	12/20/2012	(7,400,000)	8,068

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Buy	0.60%	12/20/2012	(20,500,000)	(31,557)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Buy	0.60%	12/20/2012	(13,500,000)	(51,920)

Goldman Sachs & Co.	BorgWarner, Inc., 0.800%	Buy	0.80%	3/20/2013	(1,750,000)	7,350

Goldman Sachs & Co.	IXIS Real Estate Capital Trust	Buy	2.24%	2/25/2036	(500,000)	413,256
	2005-HE4B, 5.326% (a)

Goldman Sachs & Co.	Merrill Lynch Mortgage Investors Trust	Buy	2.37%	12/25/2036	(1,000,000)	848,172
	Series 2006-HE1, 5.626% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan Asset Backed Certificate	Buy	2.50%	10/25/2036	(500,000)	348,866
	Series 2006-FF13, 4.500% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.07 Index	Sell	3.89%	8/25/2037	500,000	(300,088)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(1,000,000)	377,713

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(500,000)	146,356

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.62%	12/13/2049	(3,000,000)	430,607

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.60%	3/14/2049	(1,000,000)	61,735

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.62%	12/13/2049	(1,000,000)	50,089

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.60%	3/14/2049	(1,000,000)	61,735

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.62%	12/13/2049	(1,000,000)	29,831

Goldman Sachs & Co.	Bayview Financial Mortgage Pass-Through	Buy	2.40%	6/28/2044	(1,000,000)	737,900
	Trust Series 2005-C (a)

Goldman Sachs & Co.	Ace Securities Corp. Home Loan Equity Trust	Buy	2.05%	6/25/2035	(1,000,000)	252,438
	Series 2005-RM2 (a)

Goldman Sachs & Co.	Saxon Asset Securities Trust	Buy	3.25%	5/25/2035	(852,590)	209,447
	Series 2005-1, 5.726% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-1 Index	Buy	2.67%	7/25/2045	(9,000,000)	752,987

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.37%	2/25/2036	(400,000)	340,484
	Series 2006-1, 4.876% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.15%	2/25/2036	(300,000)	256,078
	Series 2006-1, 6.070% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan	Buy	4.10%	3/25/2037	(250,000)	212,316
	Asset Backed Certificates 2007-FF2, 5.126% (a)

Goldman Sachs & Co.	Morgan Stanley IXIS Real Estate Capital Trust	Buy	5.02%	11/25/2036	(500,000)	434,848
	Series 2006-2, 4.676% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	3.87%	1/25/2037	(500,000)	444,677
	Series 2006-EQ2, 4.876% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.07-1 Index	Sell	3.89%	8/25/2037	400,000	(231,821)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(2,500,000)	1,008,644

Goldman Sachs & Co.	Markit ABX.HE.BBB.07-1 Index	Buy	2.24%	8/25/2037	(2,150,000)	965,254

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.62%	12/13/2049	(1,000,000)	193,637

Goldman Sachs & Co.	Markit CMBX.NA.AAA.1 Index	Buy	0.10%	10/12/2052	(5,000,000)	81,450

Goldman Sachs & Co.	Markit CMBX.NA.AAA.1 Index	Buy	0.10%	10/12/2052	(5,000,000)	251,364

Goldman Sachs & Co.	Markit CMBX.NA.AAA.4 Index	Buy	0.35%	2/17/2051	(5,000,000)	23,468

Lehman Brothers	Markit ABX.HE.BBB.07-2 Index	Sell	0.76%	1/25/2038	5,000,000	(848,729)

Lehman Brothers	Markit ABX.HE.BBB.07-1 Index	Buy	2.24%	8/25/2037	(1,500,000)	102,081

Lehman Brothers	Markit ABX.HE.BBB.07-1 Index	Sell	3.89%	8/25/2037	500,000	(34,221)

Lehman Brothers	Markit ABX.HE.A.06-2 Index	Sell	0.44%	8/25/2037	500,000	290,709

Lehman Brothers	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(250,000)	17,714

Lehman Brothers	Markit ABX.HE.BBB.06-1 Index	Sell	2.67%	7/25/2045	2,300,000	(190,813)

Lehman Brothers	Markit ABX.HE.AAA.07-2 Index	Sell	0.76%	1/25/2038	2,500,000	(448,583)

Lehman Brothers	Markit ABX.HE.AA.06-2 Index	Buy	0.17%	5/25/2046	(1,400,000)	226,123

Lehman Brothers	Markit ABX.HE.AA.07-2 Index	Sell	0.15%	8/25/2037	1,400,000	(248,150)

Lehman Brothers	Markit CDX.EM.8 Index	Buy	1.75%	12/20/2012	(5,000,000)	31,525

Lehman Brothers	Markit CDX.EM.8 Index	Buy	1.75%	12/20/2012	(7,400,000)	(31,043)

Lehman Brothers	Markit CDX.NA.HY.9 Index	Sell	3.75%	12/20/2012	4,950,000	53,224

Lehman Brothers	Republic of the Phillipines, 10.625%	Buy	2.73%	12/20/2010	(1,000,000)	(28,740)

Lehman Brothers	Republic of Argentina, 8.28%	Sell	4.21%	12/20/2010	1,000,000	(4,864)

Lehman Brothers	Autozone, 0.500%	Buy	0.50%	12/20/2011	(1,500,000)	22,724

Lehman Brothers	Republic of Turkey, 1.620%	Buy	1.62%	3/20/2012	(2,800,000)	103,193

Lehman Brothers	Republic of Hungary, 0.230%	Buy	0.23%	3/20/2012	(2,000,000)	89,756

Lehman Brothers	Republic of South Africa, 0.350%	Buy	0.35%	3/20/2012	(2,200,000)	110,909

Lehman Brothers	Republic of the Philippines, 1.140%	Buy	1.14%	3/20/2012	(1,400,000)	46,282

Lehman Brothers	Omnicron Group, Inc., 0.130%	Buy	0.13%	6/20/2012	(2,500,000)	70,943

Lehman Brothers	Soundview Home Equity Loan Trust, 1.500% (a)	Buy	1.50%	1/25/2037	(1,000,000)	556,667

Lehman Brothers	Merrill Lynch & Co., 0.780%	Buy	0.78%	9/20/2012	(1,000,000)	74,265

Lehman Brothers	Markit CMBX.NA.BBB.2 Index	Buy	0.60%	3/15/2049	(1,000,000)	182,956

Lehman Brothers	Equifirst Mortgage Loan Trust, 5.60% (a)	Buy	2.12%	12/25/2034	(2,000,000)	672,318

Lehman Brothers	First Franklin Mortgage Loan	Buy	3.30%	1/25/2038	(500,000)	40,932
	Asset Backed Certificates, 4.250% (a)

Lehman Brothers	First Franklin Mortgage Loan	Buy	5.00%	12/25/2038	(400,000)	15,089
	Asset Backed Certificates, 4.350% (a)

Lehman Brothers	Home Equity Asset Trust, 3.700% (a)	Buy	4.60%	1/25/2037	(400,000)	30,013

Lehman Brothers	Markit CDX.EM.8 Index	Buy	1.75%	12/20/2012	(5,000,000)	(18,475)

Lehman Brothers	The Kroger Co., 0.640%	Buy	0.64%	3/20/2013	(6,500,000)	(12,574)

Lehman Brothers	Markit ABX.HE.BBB.06-1 Index	Buy	1.54%	7/25/2045	(6,150,000)	669,864

Lehman Brothers	Markit CMBX.NA.AAA.4 Index	Sell	0.35%	2/17/2051	10,000,000	407,239

Bear Stearns & Co.	Residential Capital Corp., 6.375%	Sell	1.08%	6/20/2011	1,000,000	(482,101)

Bear Stearns & Co.	HCA, Inc., 1.200%	Sell	1.20%	3/20/2009	1,000,000	(20,786)

TOTAL CREDIT DEFAULT SWAP CONTRACTS						$11,025,467

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	The Banc of America Securities LLC Aaa Aggregate		*	5/31/2008	13,000,000	295,844
	Commercial Mortgage-Backed Securities Index

TOTAL INTEREST RATE SWAP CONTRACTS						$295,844

TOTAL SWAP CONTRACTS						$11,321,311

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

(a) Illiquid Security. The unrealized appreciation of these securities total $5,813,501 which represents 7.97% of total net assets.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 177,581	$ 14,450,307
Level 2 - Other significant observable inputs	88,212,645	—
Level 3 - Significant unobservable inputs	607,061	—
Total	$ 88,997,287	$ 14,450,307

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 778,085	$ —
Accrued discounts/premiums	9,571	—
Realized gain (loss)	10,088	—
Change in unrealized appreciation
(depreciation)	(80,526)	—
Net purchases (sales)	(110,157)	—
Transfer in and/or out of Level 3	—	—
Balance as of 3/31/08	$ 607,061	$ —

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 15.35%
Beverages - 0.56%
Grupo Modelo SAB de CV (i)		100,000	$437,857

Capital Markets - 0.33%
Gulf Finance House EC - ADR (a)(i)		6,554	262,152

Commercial Banks - 0.39%
Banco Latinoamericano de Exportaciones SA (i)		20,000	308,000

Construction Materials - 0.51%
Holcim Philippines, Inc. (i)		3,000,000	402,203

Diversified Telecommunication Services - 4.24%
Chunghwa Telecom Co Ltd - ADR (i)		36,363	946,165
Philippine Long Distance Telephone - ADR (i)		10,000	664,600
Telecomunicacoes de Sao Paulo SA (i)		30,000	750,900
Telekomunikasi Indonesia Tbk PT - ADR (i)		23,000	964,620
Total Diversified Telecommunication Services			3,326,285

Electric Utilities - 2.30%
Cia Energetica de Minas Gerais (i)		20,000	360,800
CPFL Energia SA - ADR (i)		15,000	914,700
Light SA (i)		42,000	531,133
Total Electric Utilities			1,806,633

Independent Power Producers & Energy Traders - 1.01%
AES Tiete SA - ADR		8,000	789,248

Metals & Mining - 2.17%
Impala Platinum Holdings Ltd.		14,200	548,039
Southern Copper Corp.		3,000	311,490
Usinas Siderurgicas de Minas Gerais SA - ADR		15,000	842,694
Total Metals & Mining			1,702,223

Paper & Forest Products - 0.73%
Votorantim Celulose e Papel SA - ADR		20,000	570,200

Semiconductor & Semiconductor Equipment - 0.79%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		60,000	616,200

Utilities - 0.89%
Tractebel Energia SA - ADR		11,000	695,167

Wireless Telecommunication Services - 1.43%
America Movil SAB de CV - ADR		12,500	796,125
SK Telecom Co., Ltd. - ADR (a)		15,000	324,150
Total Wireless Telecommunication Services			1,120,275

TOTAL COMMON STOCKS (Cost $11,619,209)			$12,036,443

PREFERRED STOCKS - 2.23%
Metals & Mining - 1.15%
Cia Vale do Rio Doce		31,000	903,650

Oil, Gas & Consumable Fuels - 1.08%
Petroleo Brasileiro SA		10,000	846,900
TOTAL PREFERRED STOCKS (Cost $1,203,679)			$1,750,550

		Principal
		Amount
CORPORATE BONDS - 61.34%
Air Transportation - 1.61%
TAM Capital, Inc.
7.375%, 04/25/2017	US	1,500,000	$1,260,000

Capital Goods - 2.14%
Ranhill Labuan Ltd
12.500%, 10/26/2011 (h)	US	2,000,000	1,680,000

Commercial Banks - 21.37%
African Development Bank
10.000%, 05/22/2009 (h)	GH	4,622,500,000	455,441
Banco ABN Amro Real SA
16.200%, 02/22/2010	BR	800,000	481,678
Banco Brades Ci
14.800%, 01/04/2010
(Interest linked to BZFXPTAX Index)	BR	700,000	417,878
Banco Credito Del Peru
6.950%, 11/07/2021 (c)(h)	US	500,000	495,000
Banco Credito Del Peru
7.170%, 10/15/2022 (c)(h)	PS	4,000,000	1,434,292
BanColombia SA
6.875%, 05/25/2017	US	1,750,000	1,684,375
Bankboston Banco
17.200%, 07/01/2008
(Interest linked to BZFXPTAX Index)	BR	1,100,000	632,902
HSBC Bank Plc
10.000%, 05/29/2012 (h)
(Credit linked to Ekim Turizm Ticaret Ve Sanayi as de 2012)	EU	900,000	1,364,046
Kazkommerts Bank
8.500%, 06/13/2017(c)	US	500,000	369,800
Orient Express Finance
9.875%, 07/03/2009 (h)	RU	25,000,000	1,005,475
Royal Bank of Scotland
10.000%, 07/27/2010 (h)	US	2,500,000	2,362,500
Sibacademfinance (Ursabk)
9.125%, 02/26/2010	RU	25,200,000	1,016,200
Standard Bank Float
4.641%, 09/15/2011 (c)(h)
(Credit linked to Hidroelectica el Chocon S.A. Series 324)	US	500,000	487,500
Standard Bank Plc
12.000%, 03/09/2009 (h)
(Credit linked to Banco Central de la Republica Dominicana)	US	523,030	493,707
16.000%, 08/06/2009 (h)
(Credit linked to Dominican Republic due 8/7/2009. Coupon
and Redemption linked to DOP/USD FX Rate Series 569)	US	2,064,897	1,948,666
8.441%, 09/15/2011 (h)	US	500,000	487,500
Standard Bank Plc Zero Coupon
0.000%, 04/11/2008 (g)
(Coupon & Redemption linked to a basket of currencies)	US	1,000,000	1,127,800
Transcredit Finance
7.000%, 05/16/2010	US	500,000	487,240
Total Commercial Banks			16,752,000

Consumer Electronics - 0.14%
Profilo Telra
10.750%, 12/07/2011 (d)(h)	EU	500,000	106,566

Containers & Packaging - 0.96%
Corporación Durango S.A.B. de C. V.
10.500%, 10/05/2017	US	1,000,000	750,000

Diversifed Financial Services -1.14%
Grupo Kuo Sab De Cv
9.750%, 10/17/2017 (b)	US	500,000	465,000
Tnk-bp Finance SA
6.625%, 03/20/2017	US	500,000	432,500
Total Diversified Financial Services			897,500

Electric Utilities - 0.64%
AES Panama Sa
6.350%, 12/21/2016	US	500,000	497,959

Finance/Banks - 5.88%
Morgan Stanley
10.090%, 05/03/2017	BR	2,000,000	946,031
North Korea Bank Debt Corp.
0.000%, 03/12/2010 (f)(g)(h)	SF	4,000,000	1,168,059
Renaissance Consumer
9.500%, 06/27/2010	US	2,000,000	1,834,000
Salta Hydrocarbon Royal
11.550%, 12/28/2012 (f)(h)	US	733,316	659,984
Total Finance/Banks			4,608,074

Food Products - 3.10%
Cerveceria Nacio Cnd
16.000%, 03/27/2012 (h)	US	1,000,000	952,767
Fabrica De Produtos Alim
9.250%, 02/23/2017(c)	US	500,000	485,000
Sadia Overseas Ltd
6.875%, 05/24/2017	US	1,000,000	990,000
Total Food Products			2,427,767

Hotels, Restaurants & Leisure - 1.16%
Cap Cana SA
9.625%, 11/03/2013	US	1,000,000	910,000

Household Durables - 0.75%
Desarrollos Metropolitan SA de CV
10.875%, 05/09/2017 (b)	US	1,000,000	590,000

Media - 0.64%
Groupo Televisa SA
8.490%, 05/11/2037	MX	5,400,000	502,451

Metals & Mining - 7.11%
Altos Hornos de Mexico SA de CV
11.375%, 04/30/2002 (d)	US	1,200,000	720,000
BeMaX Resources Ltd.
9.375%, 07/15/2014	US	1,500,000	1,413,030
Cii Carbon Llc 11.125
11.125%, 11/15/2015	US	250,000	221,875
Citic Resources 6.75
6.750%, 05/15/2014	US	2,000,000	1,800,000
Kazakhgold Group Ltd
9.375%, 11/06/2013	US	500,000	433,850
Lupatech Finance Ltd.
9.875%, 07/29/2049	US	1,000,000	985,000
Total Mining			5,573,755

Oil, Gas & Consumable Fuels - 1.20%
Gaz Capital Gazprom
6.510%, 03/07/2022	US	500,000	447,500
Xinao Gas Holdings
7.375%, 08/05/2012	US	500,000	490,696
Total Oil & Gas Exploration & Production			938,196

Real Estate - 4.73%
Agile Property Holdings Ltd.
9.000%, 09/22/2013	US	750,000	577,363
China Properties Group
9.125%, 05/04/2014	US	500,000	329,775
IRSA Inversiones y Representaciones SA
8.500%, 02/02/2017 (b)	US	500,000	410,000
8.500%, 02/02/2017	US	500,000	410,000
Tarlot Holding Renaissance
11.500%, 05/16/2008 (h)	US	1,000,000	990,000
Teorema Holding Ltd
11.000%, 10/27/2009 (h)	US	1,000,000	992,500
Total Real Estate			3,709,638

Shipping - 1.22%
Marfrig Overseaas Mar
9.625%, 11/16/2016	US	1,000,000	955,000

Special Purpose Entity - 1.88%
EEB International Ltd.
8.750%, 10/31/2014	US	500,000	515,000
Leighton Finance International Ltd.
7.875%, 05/16/2011	US	1,000,000	962,287
Total Special Purpose Entity			1,477,287

Telecommunications - 2.28%
Telecom Personal
9.250%, 12/22/2010	US	1,000,000	1,033,500
Tricom SA
11.375%, 09/01/2004 (d)	US	1,300,000	754,000
Total Special Purpose Entity			1,787,500

Transportation - 1.32%
TGI International
9.500%, 10/03/2017	US	1,000,000	1,032,500

Utilities - 2.07%
EMP Distribuidora Norte
10.500%, 10/09/2017	US	1,750,000	1,627,500
TOTAL CORPORATE BONDS (Cost $51,256,237)			$48,083,693

FOREIGN GOVERNMENT NOTE/BONDS - 7.70%
Arab Republic of Egypt
8.750%, 07/18/2012	KE	2,000,000	375,827
Argentina Government International Bond
0.000%, 12/15/2035	US	5,000,000	600,000
Colombia Government International Bond
8.125%, 05/21/2024	US	1,000,000	1,163,000
Gabonese Republic
8.200%, 12/12/2017	US	1,000,000	1,048,800
Indonesia (rep Of) 7.34
7.750%, 01/17/2038	US	500,000	518,550
Mexican Cetes Treasury Bill
0.000%, 05/08/2008 (c)(g)	MX	10,000,000	932,421
Trinidad & Tobago
5.875%, 05/17/2027	US	750,000	729,750
Turkey Government Zero Coupon Bond
0.000%, 11/26/2008 (g)	ET	1,000,000	671,588
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $5,866,337)			$6,039,936

MORTGAGE BACKED SECURITIES - 2.84%
Alto Palermo S A
Pool #00ALTO, 11.000%, 06/11/2012 (b)	US	500,000	417,500
Panama Canal Railway Co.
Pool #PANAMA, 7.000%, 11/01/2026 (h)	US	2,000,000	1,810,000
TOTAL MORTGAGE BACKED SECURITIES (Cost $2,500,000)			$2,227,500

U.S. TREASURY OBLIGATIONS - 2.24%
United States Treasury Bill
1.319%, 04/10/2008		1,750,000	1,749,528
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,749,528)			$1,749,528

REPURCHASE AGREEMENTS - 5.09%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $3,985,494 (e)(i)		3,984,818	3,984,818
TOTAL REPURCHASE AGREEMENTS (Cost $3,984,818)			$3,984,818

Total Investments (Cost $78,179,808)(j) - 96.79%			75,872,468
Other Assets in Excess of Liabilities - 3.21%			2,519,515
TOTAL NET ASSETS - 100.00%			$78,391,983

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
BR Brazil Real
ET Turkey Lira
EU European Monetary Unit
GH Ghana Cedi
KE Egypt Pound
MX Mexican Pesos
PS Peru New Sol
RU Russian Ruble
SF Swiss Francs
US United States Dollars
(a) Non-income Producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2008, the market value of these securities total $1,882,500, which represents 2.40%
of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2008.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(f) Illiquid Security. The market value of these securities total $1,828,043, which represents 2.33% of total net assets.
(g) Zero Coupon Bond.
(h) Fair-valued security. The market value of these securities total $18,894,003 which represents 24.10% of total net assets.
(i) All or a portion of the shares have been committed as collateral for swaps and forwards.
(j) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$78,182,996
Gross unrealized appreciation	2,505,981
Gross unrealized depreciation	(4,816,509)
Net unrealized depreciation	$(2,310,528)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Forward Contracts
March 31, 2008 (Unaudited)
		Unrealized
		Appreciation/
FORWARD CONTRACTS PURCHASED	Contracts	(Depreciation)
Japenese Yen Forward Contract
(underlying Face Amount at Market Value $1,033,106)	102,940,000	$33,105
Saudi Arabia Riyal Forward Contract
(underlying Face Amount at Market Value $1,007,191)	3,705,000	7,191
Total Long Forward Foreign Currency Contracts		$40,296

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Swap Contracts
March 31, 2008 (Unaudited)
						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	iTraxx Europe HiVol Series 9 Version 1	Buy	2.60%	6/20/2013	(3,750,000)	(22,740)

TOTAL CREDIT DEFAULT SWAP CONTRACTS						(22,740)

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	Brazilian Real		*	1/4/2010	1,700,000	(1,558)
Goldman Sachs & Co.	Mexican Peso		*	2/15/2018	10,745,545	13,270

TOTAL INTEREST RATE SWAP CONTRACTS						11,712

TOTAL SWAP CONTRACTS						$(11,028)

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,007,589	$ 29,268
Level 2 - Other significant observable inputs	54,970,876
Level 3 - Significant unobservable inputs	18,894,003	—
Total	$ 75,872,468	$ 29,268

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 15,419,538	$ —
Accrued discounts/premiums	170,522	—
Realized gain (loss)	(532)	—
Change in unrealized appreciation
(depreciation)	(382,265)	—
Net purchases (sales)	947,407	—
Transfer in and/or out of Level 3	2,739,333	—
Balance as of 3/31/08	$ 18,894,003	$ —

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 75.11%
Beverages - 0.89%
Molson Coors Brewing Co.	7,500	$394,275

Chemicals - 0.96%
Arabian American Development Co. (a)	61,817	422,828

Commercial Services & Supplies - 16.39%
American Ecology Corp.	77,600	1,965,608
Cintas Corp.	12,800	365,312
Equifax, Inc.	36,900	1,272,312
Pike Electric Corp. (a)	122,500	1,706,425
Robert Half International, Inc.	54,800	1,410,552
Teamstaff, Inc. (a)(e)	753,618	512,460
Total Commercial Services & Supplies		7,232,669

Computers & Peripherals - 4.66%
Lexmark International, Inc. (a)	66,900	2,055,168

Construction & Engineering - 3.26%
MasTec, Inc. (a)	175,000	1,436,750

Containers & Packaging - 2.42%
Pactiv Corp. (a)	40,100	1,051,021
Sealed Air Corp.	600	15,150
Total Containers & Packaging		1,066,171

Electronic Equipment & Instruments - 3.49%
Checkpoint Systems, Inc. (a)	43,600	1,170,660
Electronic Control Security, Inc. (a)(c)(e)	1,537,859	369,086
Total Electronic Equipment & Instruments		1,539,746

Energy Equipment & Services - 5.38%
BJ Services Co.	33,900	966,489
Tetra Technologies, Inc. (a)	88,900	1,408,176
Total Energy Equipment & Services		2,374,665

Food & Staples Retailing - 8.63%
SYSCO Corp.	55,900	1,622,218
Wal-Mart Stores, Inc.	41,500	2,186,220
Total Food & Staples Retailing		3,808,438

Food Products - 4.08%
Unilever NV - ADR	53,400	1,801,182

Health Care Equipment & Supplies - 2.57%
Covidien Ltd	25,600	1,132,800

Insurance - 4.13%
Covanta Holding Corp. (a)	66,200	1,820,500

Life Sciences Tools & Services - 0.20%
Innovive Pharmaceuticals, Inc. (a)(e)	248,700	87,045

Metals & Mining - 1.96%
White Mountain Titanium Corp. (a)	866,500	866,500

Multiline Retail - 2.01%
Fred's, Inc.	86,400	885,600

Pharmaceuticals - 0.38%
Access Pharmaceuticals, Inc. (a)(e)	110,480	165,720

Software - 0.95%
Spare Backup, Inc. (a)	1,200,500	420,175

Specialty Retail - 10.51%
Home Depot, Inc.	55,700	1,557,929
Ross Stores, Inc.	50,200	1,503,992
TJX Cos, Inc.	47,700	1,577,439
Total Specialty Retail		4,639,360

Textiles, Apparel & Luxury Goods - 2.24%
Hanesbrands, Inc. (a)	33,800	986,960
TOTAL COMMON STOCKS (Cost $35,239,846)		$33,136,552

WARRANTS - 0.73%
Metals & Mining - 0.73%
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (e)	800,000	320,000
TOTAL WARRANTS (Cost $0)		$320,000

	Contracts
PURCHASED OPTIONS - 0.83%
Call Options - 0.06%
Cardinal Health, Inc.
Expiration: April 2008, Exercise Price: $55.00	62	2,170
Expiration: April 2008, Exercise Price: $65.00	82	410
Cheniere Energy, Inc.
Expiration: April 2008, Exercise Price: $35.00	28	140
Expiration: April 2008, Exercise Price: $30.00	81	405
Corning Inc.
Expiration: April 2008, Exercise Price: $25.00	82	2,870
ITT Corp.
Expiration: April 2008, Exercise Price: $60.00	110	550
The Kroger Co.
Expiration: April 2008, Exercise Price: $27.50	136	1,360
Masco Corp.
Expiration: April 2008, Exercise Price: $20.00	49	3,185
Pitney Bowes, Inc.
Expiration: April 2008, Exercise Price: $40.00	347	2,602
Thermo Fisher Scientific, Inc.
Expiration: May 2008, Exercise Price: $60.00	108	10,800
Utilities Select Sector SPDR Fund
Expiration: April 2008, Exercise Price: $41.00	109	818
Whole Foods Market, Inc.
Expiration: April 2008, Exercise Price: $39.00	54	216
Expiration: April 2008, Exercise Price: $41.00	136	340
Total Call Options		25,866

Put Options - 0.77%
S&P 500 Index
Expiration: April 2008, Exercise Price: $1,350.00	76	338,200
Total Put Options		338,200

TOTAL PURCHASED OPTIONS (Cost $413,160)		$364,066

EXCHANGE-TRADED FUNDS - 1.89%
iShares Dow Jones US Home Construction Index Fund	41,600	$835,744

TOTAL EXCHANGE-TRADED FUNDS (Cost $839,653)		$835,744

	Principal
	Amount
REPURCHASE AGREEMENTS - 19.45%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $8,584,467 (b)(d)	$8,583,020	$8,583,020
TOTAL REPURCHASE AGREEMENTS (Cost $8,583,020)		$8,583,020

Total Investments (Cost $45,075,679)(f) - 98.01%		43,239,382
Other Assets in Excess of Liabilities - 1.99%		879,612
TOTAL NET ASSETS - 100.00%		$44,118,994

Percentages are stated as a percent of net assets.
ADR American Depository Receipt

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Affiliated issuer of Long/Short Equity - Deep Discount Value-1 Portfolio.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(e) Illiquid Security. The market value of these securities total $1,454,311, which represents 3.30% of total net assets.
(f) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$46,328,853
Gross unrealized appreciation	1,285,023
Gross unrealized depreciation	(4,374,494)
Net unrealized depreciation	$(3,089,471)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
AIP - Long/Short Equity - Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
Cardinal Health, Inc.	6,300	$330,813
Cheniere Energy, Inc.	10,900	215,820
Energy Select Sector SPDR Fund	10,800	799,848
iShares Dow Jones US Real Estate Index Fund	18,100	1,178,310
ITT Corp.	11,000	569,910
The Kroger Co.	13,600	345,440
Masco Corp.	4,900	97,167
Materials Select Sector SPDR Trust	16,300	654,771
Pitney Bowes, Inc.	34,700	1,215,194
Thermo Fisher Scientific, Inc.	10,800	613,872
Utilities Select Sector SPDR Fund	8,200	311,108
Whole Foods Market, Inc.	10,800	356,076
TOTAL COMMON STOCKS (Proceeds $7,140,162)		6,688,329

Total Securities Sold Short (Proceeds $7,140,162)		$6,688,329

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 32,855,181	$ 6,688,329
Level 2 - Other significant observable inputs	10,384,201	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 43,239,382	$ 6,688,329

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 93.16%
Beverages - 1.39%
PepsiCo, Inc. (b)	11,830	$854,126

Biotechnology - 1.51%
Martek Biosciences Corp. (a)(b)	30,400	929,328

Capital Markets - 4.82%
Bank Of New York Mellon Corp. (b)	27,020	1,127,545
Charles Schwab Corp. (b)	40,130	755,648
Franklin Resources, Inc. (b)	6,080	589,699
Investment Technology Group, Inc. (a)(b)	10,850	501,053
Total Capital Markets		2,973,945

Chemicals - 0.98%
Albemarle Corp. (b)	16,480	601,850

Commercial Services & Supplies - 3.79%
Avery Dennison Corp. (b)	9,594	472,504
RR Donnelley & Sons Co. (b)	28,780	872,322
Watson Wyatt Worldwide, Inc. (b)	17,528	994,714
Total Commercial Services & Supplies		2,339,540

Communications Equipment - 1.72%
Harris Corp. (b)	21,900	1,062,807

Computers & Peripherals - 2.30%
Hewlett-Packard Co. (b)	21,820	996,301
QLogic Corp. (a)(b)	27,450	421,358
Total Computers & Peripherals		1,417,659

Containers & Packaging - 1.90%
Aptargroup, Inc. (b)	30,130	1,172,961

Diversified Financial Services - 0.99%
Bank of America Corp. (b)	16,110	610,730

Diversified Telecommunication Services - 1.93%
AT&T, Inc. (b)	31,040	1,188,832

Electric Utilities - 0.73%
Cleco Corp. (b)	20,190	447,814

Electrical Equipment - 4.51%
Ametek, Inc. (b)	22,350	981,389
Emerson Electric Co. (b)	16,580	853,207
General Cable Corp. (a)(b)	5,920	349,694
Woodward Governor Co. (b)	22,320	596,390
Total Electrical Equipment		2,780,680

Electronic Equipment & Instruments - 0.69%
Tech Data Corp. (a)(b)	12,890	422,792

Food & Staples Retailing - 4.50%
Costco Wholesale Corp. (b)	8,370	543,799
Safeway, Inc. (b)	38,710	1,136,138
Wal-Mart Stores, Inc. (b)	20,800	1,095,744
Total Food & Staples Retailing		2,775,681

Food Products - 4.05%
Archer-Daniels-Midland Co. (b)	24,580	1,011,713
Hain Celestial Group, Inc. (a)(b)	28,950	854,025
HJ Heinz Co. (b)	13,500	634,095
Total Food Products		2,499,833

Health Care Equipment & Supplies - 3.50%
Becton, Dickinson & Co. (b)	10,840	930,614
Intuitive Surgical, Inc. (a)(b)	3,787	1,228,313
Total Health Care Equipment & Supplies		2,158,927

Health Care Providers & Services - 4.79%
Amedisys, Inc. (a)(b)	18,408	724,171
Medco Health Solutions, Inc. (a)(b)	16,860	738,299
Psychiatric Solutions, Inc. (a)(b)	25,730	872,762
Universal Health Services, Inc. (b)	11,560	620,656
Total Health Care Providers & Services		2,955,888

Hotels Restaurants & Leisure - 2.33%
Jack in the Box, Inc. (a)(b)	25,490	684,916
Vail Resorts, Inc. (a)(b)	15,510	748,978
Total Hotels Restaurants & Leisure		1,433,894

Household Durables - 4.07%
American Greetings Crop. (b)	28,580	530,159
Snap-On, Inc. (b)	20,640	1,049,544
Tupperware Brands Corp. (b)	24,070	931,028
Total Household Durables		2,510,731

Household Products - 2.06%
Colgate-Palmolive Co. (b)	16,310	1,270,712

Insurance - 2.12%
Hartford Financial Services Group, Inc. (b)	6,930	525,086
WR Berkley Corp. (b)	28,180	780,304
Total Insurance		1,305,390

Internet & Catalog Retail - 1.86%
Priceline.com, Inc. (a)(b)	9,490	1,146,961

Internet Software & Services - 0.25%
SAVVIS, Inc. (a)(b)	9,436	153,524

IT Services - 2.05%
Accenture Ltd. (b)	20,230	711,489
SYKES Enterprises, Inc. (a)(b)	31,460	553,382
Total IT Services		1,264,871

Life Sciences Tools & Services - 3.00%
Bio-Rad Laboratories, Inc. (a)(b)	8,870	788,987
Thermo Fisher Scientific, Inc. (a)(b)	18,710	1,063,476
Total Life Sciences Tools & Services		1,852,463

Machinery - 3.70%
Gardner Denver, Inc. (a)(b)	15,840	587,664
Manitowoc Co. (b)	23,850	973,080
Parker Hannifin Corp. (b)	10,440	723,179
Total Machinery		2,283,923

Marine - 1.45%
Diana Shipping, Inc. (b)	34,020	895,406

Media - 1.68%
Grupo Televisa SA - ADR (b)	42,660	1,034,078

Metals & Mining - 1.07%
Steel Dynamics, Inc. (b)	19,880	656,835

Multiline Retail - 1.79%
Big Lots, Inc. (a)(b)	18,420	410,766
Saks, Inc. (a)(b)	55,500	692,085
Total Multiline Retail		1,102,851

Multi-Utilities - 0.56%
Integrys Energy Group, Inc. (b)	7,370	343,737

Personal Products - 0.89%
Alberto Culver Co New (b)	20,126	551,654

Pharmaceuticals - 3.25%
Johnson & Johnson (b)	17,700	1,148,199
Sciele Pharma, Inc. (a)(b)	43,910	856,245
Total Pharmaceuticals		2,004,444

Real Estate Investment Trusts - 0.36%
FelCor Lodging Trust, Inc. (b)	18,550	223,157

Road & Rail - 2.07%
Burlington Northern Santa Fe Corp. (b)	7,140	658,451
Norfolk Southern Corp. (b)	11,340	615,989
Total Road & Rail		1,274,440

Semiconductor & Semiconductor Equipment - 3.29%
MEMC Electronic Materials, Inc. (a)(b)	9,910	702,619
MKS Instruments, Inc. (a)(b)	24,530	524,942
Xilinx, Inc. (b)	33,830	803,462
Total Semiconductor & Semiconductor Equipment		2,031,023

Software - 1.57%
Autodesk, Inc. (a)(b)	10,190	320,781
Oracle Corp. (a)(b)	33,248	650,331
Total Software		971,112

Specialty Retail - 5.71%
GameStop Corp. (a)(b)	21,640	1,119,005
Guess, Inc. (b)	23,455	949,224
Ross Stores, Inc. (b)	18,370	550,365
TJX Cos, Inc.	27,390	905,787
Total Specialty Retail		3,524,381

Textiles, Apparel & Luxury Goods - 1.48%
Nike, Inc.	13,430	913,240

Trading Companies & Distributors - 1.17%
United Rentals, Inc. (a)	38,430	724,021

Wireless Telecommunication Services - 1.28%
America Movil SAB de CV - ADR	12,430	791,667
TOTAL COMMON STOCKS (Cost $52,258,197)		$57,457,908

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 5.25%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $3,240,767 (b)(c)	$3,240,328	3,240,328
TOTAL REPURCHASE AGREEMENTS (Cost $3,240,328)		$3,240,328

Total Investments (Cost $55,498,525) (d) - 98.41%		60,698,236
Other Assets in Excess of Liabilities- 1.59%		983,085
TOTAL NET ASSETS - 100.00%		$61,681,321

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$56,153,032
Gross unrealized appreciation	7,445,170
Gross unrealized depreciation	(2,899,966)
Net unrealized appreciation	$4,545,204

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
3M Co.	11,570	$915,765
99 Cents Only Stores	35,350	349,611
Adtran, Inc.	39,020	721,870
Advanced Medical Optics, Inc.	33,526	680,578
Alcatel-Lucent - ADR	106,260	612,058
American Commercial Lines, Inc.	21,810	344,598
Analog Devices, Inc.	20,310	599,551
Anheuser-Busch Companies, Inc.	19,200	911,040
Applied Materials, Inc.	26,421	515,474
Bed Bath & Beyond, Inc.	22,770	671,715
Belden, Inc.	17,270	609,976
Best Buy Co, Inc.	15,370	637,240
Boston Scientific Corp.	77,844	1,001,852
Briggs & Stratton Corp.	19,320	345,828
Brinker International, Inc.	23,140	429,247
CA, Inc.	13,550	304,875
Campbell Soup Co.	20,624	700,185
Cardinal Health, Inc.	15,190	797,627
Carlisle Cos, Inc.	12,720	425,357
Carmax, Inc.	44,400	862,248
Carnival Corp.	19,140	774,787
Caterpillar, Inc.	10,680	836,137
CBRL Group, Inc.	7,140	255,398
Centennial Communications Corp.	35,300	208,623
Cerner Corp.	16,480	614,374
Check Point Software Technologies	15,540	348,096
Chico's FAS, Inc.	50,490	358,984
ChoicePoint, Inc.	10,640	506,464
Cintas Corp.	21,640	617,606
Cisco Systems, Inc.	14,370	346,173
Clorox Co.	12,790	724,426
Coach, Inc.	22,770	686,515
DaVita, Inc.	24,825	1,185,642
Dell, Inc.	42,610	848,791
Electronic Arts, Inc.	12,430	620,506
Exelon Corp.	9,810	797,259
Expeditors International Washington, Inc.	20,140	909,925
Federal National Mortgage Association	19,830	521,926
Fifth Third Bancorp	31,880	666,930
Financial Select Sector SPDR Fund	19,250	478,747
First American Corp.	29,270	993,424
Formfactor, Inc.	37,740	720,834
Fortune Brands, Inc.	7,460	518,470
Harley-Davidson, Inc.	12,210	457,875
Healthways, Inc.	15,800	558,372
Hershey Foods Corp.	23,880	899,560
Hilb Rogal & Hobbs Co.	12,590	396,207
Illinois Tool Works, Inc.	18,200	877,786
iShares Russell 2000 Index Fund	6,910	473,404
Jack Henry & Associates, Inc.	21,490	530,158
JPMorgan Chase & Co.	19,158	822,836
K-Swiss, Inc.	32,944	521,174
Kaydon Corp.	7,070	310,444
Las Vegas Sands Corp.	4,480	329,907
Lehman Brothers Holdings, Inc.	15,990	601,864
Lincare Holdings, Inc.	23,190	651,871
Lowe's Cos, Inc.	25,300	580,382
Martin Marietta Materials, Inc.	6,000	637,020
Maxim Integrated Products, Inc.	12,598	256,873
Merck & Co., Inc.	10,240	388,608
MGIC Investment Corp.	26,660	280,730
MGM Mirage	8,286	486,968
Millipore Corp.	10,250	690,952
Molex, Inc.	18,500	428,460
National City Corp.	45,990	457,600
Novellus Systems, Inc.	27,910	587,505
Nu Skin Enterprises, Inc.	40,760	734,495
Omnicare, Inc.	28,950	525,732
Petsmart, Inc.	22,590	461,740
Pitney Bowes, Inc.	17,930	627,909
Plum Creek Timber Co. Inc.	26,290	1,070,003
Procter & Gamble Co.	8,202	574,714
Pulte Homes, Inc.	16,535	240,584
Quanta Services, Inc.	19,880	460,620
Quiksilver, Inc.	76,670	752,133
Regal-Beloit Corp.	8,570	313,919
Resmed, Inc.	12,720	536,530
Rockwell Automation, Inc./DE	11,040	633,917
Sara Lee Corp.	78,230	1,093,655
Sealed Air Corp.	28,140	710,535
Sears Holdings Corp.	8,010	817,741
Smithfield Foods, Inc.	34,930	899,797
Sprint Nextel Corp.	86,790	580,625
Synaptics, Inc.	14,800	353,424
SYSCO Corp.	28,200	818,364
Target Corp.	15,620	791,622
TCF Financial Corp.	28,320	507,494
Telefonaktiebolaget LM Ericsson - ADR	10,793	212,082
Tenneco, Inc.	20,150	562,991
United Parcel Service, Inc.	15,250	1,113,555
Urban Outfitters, Inc.	18,850	590,948
US Cellular Corp.	10,710	589,050
Volcom, Inc.	23,570	476,350
Whole Foods Market, Inc.	13,270	437,512
Worthington Industries	34,768	586,536
TOTAL COMMON STOCKS (Proceeds $70,426,544)		57,277,865

Total Securities Sold Short (Proceeds $70,426,544)		$57,277,865

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 55,409,006	$ 55,383,722
Level 2 - Other significant observable inputs	5,289,230	1,894,143
Level 3 - Significant unobservable inputs	—	—
Total	$ 60,698,236	$ 57,277,865

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 37.37%
Capital Markets - 0.81%
COL Capital Ltd.	610,100	$282,212

Chemicals - 2.07%
China Sky Chemical Fibre Co. Ltd.	1,000,000	726,507

Commercial Banks - 0.65%
Siam City Bank Pub	380,000	207,591
Siam Commercial Bank	6,500	18,683
Total Commercial Banks		226,274

Diversified Financial Services - 2.65%
Guoco Group	95,000	929,536

Electronic Equipment & Instruments - 0.42%
Varitronix International Ltd.	253,000	148,238

Health Care Equipment & Supplies - 3.10%
Golden Meditech Co. Ltd.	3,775,900	1,086,778

Hotels Restaurants & Leisure - 0.00%
GuocoLeisure Ltd. (a)	2,000	1,148

Metals & Mining - 4.23%
Yanzhou Coal Mining Co. Ltd.	1,047,000	1,482,521

Oil, Gas & Consumable Fuels - 18.76%
Baytex Energy Trust	7,000	155,120
CNPC Hong Kong Ltd	4,000,000	1,834,851
Daylight Resources Trust	60,000	524,331
Harvest Energy Trust	20,700	463,059
NAL Oil & Gas Trust	50,150	647,365
PetroChina Co Ltd	926,000	1,156,511
Provident Energy Trust	13,000	137,800
PTT PLC	115,000	1,154,200
PTT PLC-NVDR	50,000	501,826
Total Oil, Gas & Consumable Fuels		6,575,063

Real Estate Management & Development - 4.68%
LPN Development PCL	1,666,400	412,829
Tian An China Investment	1,400,400	1,228,981
Total Real Estate Management & Development		1,641,810

TOTAL COMMON STOCKS (Cost $16,091,518)		$13,100,087

INVESTMENT COMPANIES - 4.91%
Aberdeen Asia-Pacific Income Fund, Inc.	40,300	249,860
UltraShort S&P500 ProShares	22,800	1,469,916
		1,719,776

TOTAL INVESTMENT COMPANIES (Cost $1,691,722)		$1,719,776

PARTICIPATION AGREEMENTS/WARRANTS - 22.05%
Citigroup-CW12 GTL Ltd.	431,000	2,696,569
Citigroup-CW12 Rajesh Exports Ltd.	1,717,800	3,325,523
Citigroup-CW12 SRF Ltd.	338,000	849,421
Tian An China Investments Co., Ltd. Warrants	233,400	15,295
Citigroup-CW12 Oil & Natural Gas Corp. Ltd.	31,500	843,255
TOTAL PARTICIPATION AGREEMENTS/WARRANTS (Cost $6,963,735)		$7,730,063

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 10.08%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $3,532,627 (c)	$3,532,029	3,532,029
TOTAL REPURCHASE AGREEMENTS (Cost $3,532,029)		$3,532,029

Total Investments (Cost $28,279,004) (d) - 74.41%		26,081,955
Other Assets in Excess of Liabilities - 25.59%		8,971,392
TOTAL NET ASSETS - 100.00%		$35,053,347

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2008, the market value of these securities total $843,255, which represents 2.41% of total net assets.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$28,349,691
Gross unrealized appreciation	2,823,615
Gross unrealized depreciation	(5,091,351)
Net unrealized depreciation	$(2,267,736)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 20,886,259	$ —
Level 2 - Other significant observable inputs	5,195,696	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 26,081,955	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 76.06%
Aerospace & Defense - 2.02%
Astronics Corp. (a)(b)	28,531	$551,219
BE Aerospace, Inc. (a)(b)	4,740	165,663
Hexcel Corp. (a)(b)	24,900	475,839
Teledyne Technologies, Inc. (a)(b)	5,390	253,330
Total Aerospace & Defense		1,446,051

Airlines - 0.97%
AMR Corp. (a)(b)	34,200	308,484
JetBlue Airways Corp. (a)(b)	66,300	384,540
Total Airlines		693,024

Auto Components - 0.46%
Exide Technologies (a)(b)	25,190	329,989

Biotechnology - 0.30%
BioMarin Pharmaceuticals, Inc. (a)(b)	6,110	216,111

Capital Markets - 0.65%
FCStone Group, Inc. (a)(b)	6,890	190,853
Investment Technology Group, Inc. (a)(b)	5,940	274,309
Total Capital Markets		465,162

Chemicals - 2.76%
Agrium, Inc. (b)	5,830	362,101
Calgon Carbon Corp. (a)(b)	25,370	381,818
CF Industries Holdings, Inc. (b)	7,790	807,200
Koppers Holdings, Inc. (b)	6,040	267,632
Terra Industries, Inc. (a)(b)	4,450	158,109
Total Chemicals		1,976,860

Commercial Services & Supplies - 2.07%
Corrections Corp. of America (a)(b)	5,960	164,020
The Geo Group Inc. (a)(b)	13,730	390,481
Metalico, Inc. (a)(b)	25,820	253,294
Team, Inc. (a)(b)	7,320	199,836
TeleTech Holdings, Inc. (a)(b)	21,000	471,660
Total Commercial Services & Supplies		1,479,291

Communications Equipment - 2.57%
Cisco Systems, Inc. (a)(b)	22,300	537,207
EMS Technologies, Inc. (a)(b)	13,280	360,419
Viasat, Inc. (a)(b)	43,480	944,386
Total Communications Equipment		1,842,012

Computers & Peripherals - 3.88%
Apple, Inc. (a)(b)	11,600	1,664,600
InFocus Corp. (a)(b)	240,644	450,004
Stratasys, Inc. (a)(b)	2,230	39,694
Teradata Corp. (a)(b)	28,300	624,298
Total Computers & Peripherals		2,778,596

Construction & Engineering - 1.45%
Empresas ICA SAB de CV - ADR (a)(b)	24,100	569,965
Furmanite Corporation (a)(b)	22,340	189,890
Jacobs Engineering Group, Inc. (a)(b)	3,750	275,963
Total Construction & Engineering		1,035,818

Distributors - 0.50%
LKQ Corp. (a)(b)	15,810	355,251

Diversified Consumer Services - 2.70%
Coinstar, Inc. (a)(b)	37,319	1,050,157
INVESTools, Inc. (a)(b)	79,914	878,255
Total Diversified Consumer Services		1,928,412

Diversified Financial Services - 0.63%
eSpeed, Inc. - Class A (a)(b)	16,970	197,870
IntercontinentalExchange, Inc. (a)(b)	1,910	249,255
Total Diversified Financial Services		447,125

Electric Utilities - 0.32%
Allegheny Energy, Inc. (b)	4,510	227,755

Electrical Equipment - 2.12%
EnerSys (a)(b)	5,690	136,105
First Solar, Inc. (a)(b)	3,740	864,464
Polypore International, Inc. (a)(b)	9,780	202,348
Powell Industries, Inc. (a)(b)	8,030	316,141
Total Electrical Equipment		1,519,058

Electronic Equipment & Instruments - 0.52%
Rofin-Sinar Technologies, Inc. (a)(b)	8,230	369,527

Energy Equipment & Services - 4.88%
Atwood Oceanics, Inc. (a)(b)	4,360	399,899
Bristow Group, Inc. (a)(b)	22,800	1,223,676
Core Laboratories NV (a)(b)	3,260	388,918
Dawson Geophysical Co. (a)(b)	2,350	158,625
Hornbeck Offshore Services, Inc. (a)(b)	6,060	276,760
Matrix Service Co. (a)(b)	19,300	331,574
Oceaneering International, Inc. (a)(b)	4,850	305,550
Willbros Group, Inc. (a)(b)	13,350	408,510
Total Energy Equipment & Services		3,493,512

Food Products - 1.83%
Darling International, Inc. (a)(c)	46,140	597,513
Green Mountain Coffee Roasters, Inc. (a)	16,620	526,023
Omega Protein Corp. (a)	13,570	185,231
Total Food Products		1,308,767

Health Care Equipment & Supplies - 1.86%
DexCom, Inc. (a)	11,483	47,540
IRIS International, Inc. (a)	6,130	81,345
NuVasive, Inc. (a)	9,020	311,280
RTI Biologics, Inc. (a)	13,620	128,709
St. Jude Medical, Inc. (a)	7,410	320,038
Volcano Corporation (a)	35,200	440,000
Total Health Care Equipment & Supplies		1,328,912

Health Care Providers & Services - 1.75%
Almost Family, Inc. (a)	12,662	252,100
Athenahealth, Inc. (a)	2,425	57,400
BioScrip, Inc. (a)	41,250	278,850
HMS Holdings Corp. (a)	15,550	443,952
Sun Healthcare Group, Inc. (a)	16,870	221,672
Total Health Care Providers & Services		1,253,974

Health Care Technology - 0.51%
Trizetto Group (a)	21,825	364,259

Hotels Restaurants & Leisure - 3.38%
Bally Technologies, Inc. (a)	10,380	356,449
Brinker International, Inc.	17,460	323,883
Chipotle Mexican Grill, Inc. (a)	3,200	362,976
Famous Dave's Of America, Inc. (a)	70,202	669,727
Starbucks Corp. (a)	25,000	437,500
WMS Industries, Inc. (a)	7,440	267,617
Total Hotels Restaurants & Leisure		2,418,152

Household Durables - 0.37%
Tupperware Brands Corp.	6,920	267,666

Industrial Conglomerates - 0.71%
Walter Industries, Inc.	8,160	511,061

Internet & Catalog Retail - 1.20%
Priceline.com, Inc. (a)	7,120	860,523

Internet Software & Services - 2.45%
Bankrate, Inc. (a)	11,620	579,722
Bidz.com, Inc. (a)	33,900	284,082
Google, Inc. (a)	534	235,211
Omniture, Inc. (a)	10,540	244,633
S1 Corp. (a)	39,666	282,025
Vocus, Inc. (a)	4,870	128,568
Total Internet Software & Services		1,754,241

IT Services - 0.11%
TNS, Inc.	3,860	79,670

Life Sciences Tools & Services - 1.12%
Icon Plc - ADR (a)	10,270	666,420
Life Sciences Research, Inc. (a)	4,780	133,840
Total Life Sciences Tools & Services		800,260

Machinery - 3.91%
AGCO Corp. (a)	5,830	349,101
Chart Industries, Inc. (a)	12,020	406,757
Dynamic Materials Corp.	5,880	254,016
Flowserve Corp.	2,510	261,994
Lindsay Corp.	4,220	432,423
Manitowoc Co.	17,020	694,416
Titan International, Inc.	8,420	257,736
Titan Machy, Inc. (a)	7,520	140,624
Total Machinery		2,797,067

Marine - 0.42%
Diana Shipping, Inc.	8,100	213,192
Dryships, Inc.	1,430	85,671
Total Marine		298,863

Media - 2.94%
DG FastChannel, Inc. (a)	13,680	262,383
Focus Media Holding Ltd. - ADR (a)	3,540	124,431
Global Traffic Network, Inc. (a)	158,724	1,390,422
Sirius Satellite Radio, Inc. (a)	113,000	323,180
Total Media		2,100,416

Metals & Mining - 1.28%
Agnico-Eagle Mines Ltd. (a)	1,970	133,389
Cleveland-Cliffs, Inc.	2,400	287,568
Compass Minerals International, Inc.	4,620	272,487
Yamana Gold, Inc.	15,410	225,294
Total Metals & Mining		918,738

Multiline Retail - 1.43%
Kohl's Corp. (a)	11,600	497,524
Target Corp.	10,400	527,072
Total Multiline Retail		1,024,596

Oil, Gas & Consumable Fuels - 3.81%
Alpha Natural Resources, Inc. (a)	8,160	354,470
Arena Resources, Inc. (a)	10,440	404,132
Carrizo Oil & Gas, Inc. (a)	7,400	438,598
Harvest Natural Resources, Inc. (a)	58,330	703,460
Mariner Energy, Inc. (a)	6,800	183,668
Quicksilver Resources, Inc. (a)	3,760	137,353
TXCO Resources, Inc. (a)	24,940	308,757
Whiting Petroleum Corp. (a)	2,990	193,304
Total Oil, Gas & Consumable Fuels		2,723,742

Personal Products - 0.51%
Chattem, Inc. (a)	5,500	364,870

Real Estate Investment Trusts - 1.03%
Anworth Mortgage Asset Corp.	120,625	739,431

Semiconductor & Semiconductor Equipment - 6.82%
Applied Materials, Inc.	13,000	253,630
Broadcom Corp. (a)	27,800	535,706
Cree, Inc. (a)	29,700	830,412
Cypress Semiconductor Corp. (a)	28,800	679,968
Eagle Test Systems, Inc. (a)	7,566	79,443
Intel Corp.	50,900	1,078,062
Kulicke & Soffa Industries, Inc. (a)	64,200	306,876
Lanoptics Ltd (a)	13,020	143,871
Micron Technology, Inc. (a)	64,100	382,677
Power Integrations, Inc. (a)	20,140	589,296
Total Semiconductor & Semiconductor Equipment		4,879,941

Software - 3.57%
Citrix Systems, Inc. (a)	15,100	442,883
Concur Technologies, Inc. (a)	9,386	291,435
Microsoft Corp.	29,200	828,696
Nuance Communications, Inc. (a)	9,840	171,315
Shanda Interactive Entertainment Ltd - ADR (a)	10,660	310,206
Taleo Corp. (a)	24,057	466,706
TeleCommunication Systems, Inc. (a)	13,808	43,495
Total Software		2,554,736

Specialty Retail - 2.10%
Aeropostale, Inc. (a)	4,810	130,399
GameStop Corp. (a)	9,680	500,553
Guess, Inc.	8,250	333,877
Urban Outfitters, Inc. (a)	8,550	268,043
Zumiez, Inc. (a)	17,300	271,437
Total Specialty Retail		1,504,309

Textiles, Apparel & Luxury Goods - 1.26%
American Apparel, Inc. (a)	31,000	292,950
Deckers Outdoor Corp. (a)	2,480	267,394
Fossil, Inc. (a)	7,900	241,266
Volcom, Inc. (a)	5,100	103,071
Total Textiles, Apparel & Luxury Goods		904,681

Transportation Infrastructure - 2.48%
Grupo Aeroportuario del Centro Norte Sab de CV - ADR (a)	33,800	753,740
Grupo Aeroportuario del Pacifico SA de CV - ADR	22,600	1,017,000
Total Transportation Infrastructure		1,770,740

Wireless Telecommunication Services - 0.41%
Millicom International Cellular SA (a)	3,090	292,160
TOTAL COMMON STOCKS (Cost $57,463,243)		$54,425,329

	Contracts
PURCHASED OPTIONS - 0.10%
Put Options - 0.10%
Merrill Lynch & Company, Inc.
Expiration: April 2008, Exercise Price: $40.00	130	46,150
United States Oil Fund LP
Expiration: April 2008, Exercise Price: $83.00	73	26,937
Total Put Options		73,087

TOTAL PURCHASED OPTIONS (Cost $66,119)		$73,087

EXCHANGE-TRADED FUNDS - 2.74%
Powershares QQQ	13,500	590,220
Semiconductor HOLDRs Trust (b)	24,100	692,152
UltraShort Oil & Gas ProShares (b)	17,700	681,450

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,023,375)		$1,963,822

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 5.76%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $4,120,702 (b)(d)	$4,120,049	4,120,049
TOTAL REPURCHASE AGREEMENTS (Cost $4,120,049)		$4,120,049

Total Investments (Cost $63,672,786) (e) - 84.66%		60,582,287
Other Assets in Excess of Liabilities - 15.34%		10,973,432
TOTAL NET ASSETS - 100.00%		$71,555,719

Percentages are stated as a percent of net assets.
ADR American Depository Receipt

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) All or a portion of the shares have been committed as collateral for written options.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(e) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$64,036,393
Gross unrealized appreciation	2,708,381
Gross unrealized depreciation	(6,162,487)
Net unrealized depreciation	$(3,454,106)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
AAON, Inc.	1,370	$27,441
AC Moore Arts & Crafts, Inc.	7,430	50,673
Acacia Research - Acacia Technologies	9,840	56,580
ACCO Brands Corp.	1,410	19,134
Accuray, Inc.	2,470	19,291
ACI Worldwide, Inc.	3,690	73,505
Acme Packet, Inc.	9,730	77,743
Actuate Corp.	11,250	46,125
Adtran, Inc.	2,900	53,650
Advanced Analogic Technologies, Inc.	8,460	47,545
Advanced Energy Industries, Inc.	4,380	58,079
Advent Software, Inc.	1,490	63,504
AEP Industries, Inc.	610	18,477
Affymetrix, Inc.	17,438	303,596
Albany Molecular Research, Inc.	4,510	54,751
Align Technology, Inc.	3,770	41,885
Allegiant Travel Co.	500	13,210
Alliance Imaging, Inc.	1,550	13,330
Alon USA Energy, Inc.	2,610	39,698
Altra Holdings, Inc.	1,130	15,198
AM Castle & Co.	480	12,960
AMCOL International Corp.	800	24,984
Amerigon, Inc.	2,130	31,524
Ameristar Casinos, Inc.	3,840	70,080
Amkor Technology, Inc.	4,680	50,076
Anaren, Inc.	5,700	72,162
Apache Corp.	7,400	894,068
Array Biopharma, Inc.	2,100	14,721
Asset Acceptance Capital Corp.	17,644	169,912
ATMI, Inc.	1,860	51,764
Benchmark Electronics, Inc.	1,440	25,848
BJ's Restaurants, Inc.	3,520	50,723
Blackbaud, Inc.	3,700	89,836
Blackboard, Inc.	1,990	66,327
Blue Coat Systems, Inc.	2,150	47,386
Brooks Automation, Inc.	8,010	77,857
Brown Shoe Co, Inc.	3,690	55,608
Brush Engineered Materials, Inc.	2,660	68,282
Buffalo Wild Wings, Inc.	10,712	262,444
Cabot Microelectronics Corp.	1,160	37,294
Cache, Inc.	4,040	45,612
CACI International, Inc.	1,740	79,257
Capella Education Company	620	33,852
Carmax, Inc.	8,084	156,991
Carter's, Inc.	5,820	93,993
Cascade Corp.	880	43,393
Celadon Group, Inc.	5,060	48,981
Cherokee, Inc.	550	18,518
Cirrus Logic, Inc.	4,900	32,928
CNET Networks, Inc.	7,310	51,901
CoBiz Financial , Inc.	5,140	66,923
Cogent Communications Group, Inc.	3,170	58,043
Cogent Inc.	4,360	41,115
CommScope, Inc.	1,000	34,830
Computer Programs & Systems, Inc.	630	13,167
comScore, Inc.	2,870	57,572
Comtech Group, Inc.	4,490	48,447
Comtech Telecommunications Corp.	1,120	43,680
Courier Corp.	3,030	75,598
CRA International Inc.	1,030	33,104
Cray, Inc.	19,480	116,101
CSG Systems International, Inc.	2,540	28,880
Cubic Corp.	3,780	107,465
Cutera, Inc.	5,600	75,432
Cymer, Inc.	2,450	63,798
Cypress Bioscience, Inc.	3,690	26,420
Data Domain, Inc.	2,510	59,738
Deltic Timber Corp.	1,060	59,042
Diamond Management & Technology Consultants, Inc.	2,800	18,060
Dick's Sporting Goods, Inc.	1,920	51,418
Digi International, Inc.	4,920	56,777
Digital River, Inc.	4,120	127,596
Diodes, Inc.	2,990	65,660
Ditech Networks, Inc.	17,290	50,833
Dollar Financial Corp.	2,990	68,770
Dynamex, Inc.	1,060	26,818
Echelon Corp.	4,940	66,690
ehealth, Inc.	1,230	27,146
Emergency Medical Services Corp.	950	23,455
Emeritus Corp.	510	10,639
Emulex Corp.	5,030	81,687
Entegris, Inc.	13,220	95,052
Enzo Biochem, Inc.	5,570	50,631
Epoch Holding Corp.	3,380	40,492
Exar Corp.	4,780	39,339
Extreme Networks	15,980	49,538
Exxon Mobil Corp.	5,300	448,274
Ezcorp, Inc.	5,000	61,550
Fairchild Semiconductor International, Inc.	8,570	102,154
FEI Co.	5,090	111,115
FelCor Lodging Trust, Inc.	6,210	74,706
Finance Select Sector SPDR Fund	19,000	472,530
First Cash Financial Services, Inc.	7,040	72,723
First Mercury Financial Corp.	3,610	62,850
Formfactor, Inc.	1,640	31,324
Foundry Networks, Inc.	4,170	48,289
General Communication	11,800	72,452
Genesco, Inc.	1,740	40,211
Geokinetics, Inc.	2,810	50,917
G-III Apparel Group Ltd.	4,570	61,329
Granite Construction, Inc.	2,070	67,710
Greatbatch, Inc.	3,860	71,063
Gulf Island Fabrication, Inc.	2,110	60,599
H & E Equipment Services, Inc.	1,770	22,249
Harmonic, Inc.	6,220	47,272
Harris Interactive, Inc.	2,990	8,163
Harris Stratex Networks, Inc.	5,510	55,265
Hexcel Corp.	4,600	87,906
Hittite Microwave Corp.	1,630	60,995
Horizon Lines, Inc.	3,360	62,530
HOT Topic, Inc.	4,110	17,714
ICU Medical, Inc.	1,620	46,607
Idexx Laboratories, Inc.	7,275	358,366
iGate Corp.	2,190	15,593
Immucor, Inc.	2,830	60,392
infoUSA, Inc.	4,460	27,251
Ingles Markets, Inc.	3,610	88,770
Interactive Data Corp.	1,280	36,442
Interactive Intelligence, Inc.	3,830	45,079
InterMune, Inc.	2,080	30,326
International Rectifier Corp.	4,240	91,160
Intevac, Inc.	5,940	76,923
iShares Russell Microcap Index Fund	28,400	1,322,872
iShares MSCI Mexico Index Fund	13,700	809,670
iShares Russell 2000 Growth Index Fund	17,260	1,257,218
Ixia	9,630	74,729
IXYS Corp.	7,890	53,889
J Crew Group, Inc.	1,680	74,206
J&J Snack Foods Corp.	3,170	87,080
j2 Global Communications, Inc.	4,940	110,261
Jackson Hewitt Tax Service, Inc.	2,470	28,331
JDA Software Group, Inc.	760	13,870
Kaman Corp.	840	23,764
Kenexa Corp.	7,275	134,442
Kensey Nash Corp.	870	25,186
Kforce, Inc.	2,510	22,188
Kimball International, Inc.	6,980	74,826
The Knot, Inc.	7,020	82,485
K-Swiss, Inc.	3,920	62,014
Kulicke & Soffa Industries, Inc.	16,630	79,491
L-1 Identity Solutions, Inc.	16,255	216,191
Lance, Inc.	4,070	79,772
Landec Corp.	6,120	51,592
Layne Christensen Co.	1,380	48,328
Lear Corp.	2,540	65,811
Lexmark International, Inc.	2,590	79,565
Liquidity Services, Inc.	8,340	66,720
LivePerson, Inc.	3,710	11,501
Loral Space & Communications, Inc.	2,300	54,832
Luminex Corp.	2,740	53,841
M&F Worldwide Corp.	1,980	74,032
Macrovision Corp.	5,260	71,010
Marcus Corp.	4,050	77,760
MasTec, Inc.	8,860	72,741
Materials Select Sector SPDR Trust	13,000	522,210
Mattson Technology, Inc.	14,120	85,991
Mcgrath Rentcorp	2,490	60,034
Medical Action Industries, Inc.	1,180	19,387
Medicis Pharmaceutical	5,590	110,067
Men's Wearhouse, Inc.	2,410	56,081
Microtune, Inc.	11,600	42,456
Micrus Endovascular Corp.	4,730	58,463
Midas, Inc.	3,300	56,727
MIPS Technologies, Inc.	20,090	79,556
Morgans Hotel Group Co.	3,690	54,686
Morningstar, Inc.	1,220	74,847
MTR Gaming Group, Inc.	2,020	14,140
National Beverage Corp.	7,420	56,911
National CineMedia, Inc.	14,570	327,534
NCI Building Systems, Inc.	2,560	61,952
Neenah Paper, Inc.	1,020	26,296
Netgear, Inc.	3,430	68,428
Netlogic Microsystems, Inc.	2,480	59,867
Neustar, Inc.	2,130	56,402
NexCen Brands, Inc.	16,200	55,566
Nexstar Broadcasting Group, Inc.	6,720	39,648
NIC, Inc.	3,880	27,587
Novatel Wireless, Inc.	5,220	50,530
NTELOS Holdings Corp.	2,830	68,486
Oil Service HOLDRs	6,305	1,114,724
Omnicell, Inc.	2,880	57,888
Online Resources Corp.	12,825	123,376
Oplink Communications, Inc.	6,030	53,486
OptionsXpress Holdings, Inc.	30,085	623,060
Orthofix International NV	950	37,782
Par Pharmaceutical Cos, Inc.	3,170	55,126
Parametric Technology Corp.	5,240	83,735
PDF Solutions, Inc.	15,580	85,846
Penn Virginia Corp.	1,720	75,835
Phase Forward, Inc.	3,380	57,730
Pike Electric Corp.	1,370	19,084
Pinnacle Airlines Corp.	6,100	53,253
Pinnacle Entertainment, Inc.	5,050	64,640
Pinnacle Financial Partners, Inc.	3,490	89,344
Polycom, Inc.	2,470	55,674
Powerwave Technologies, Inc.	29,830	76,066
Preferred Bank Los Angeles	3,230	53,909
PS Business Parks, Inc.	1,570	81,483
Quest Software, Inc.	6,020	78,681
Quidel Corp.	2,870	46,092
Regeneron Pharmaceuticals, Inc.	1,620	31,088
Resources Connection, Inc.	3,490	62,366
RightNow Technologies, Inc.	2,370	28,203
Rudolph Technologies, Inc.	8,940	87,344
Sauer-Danfoss, Inc.	3,630	80,368
Saul Centers, Inc.	1,080	54,259
ShoreTel, Inc.	10,920	55,910
Sierra Wireless, Inc.	3,650	58,218
Sigma Designs, Inc.	530	12,015
Skyworks Solutions, Inc.	6,000	43,680
Smart Modular Technologies WWH, Inc.	3,820	23,722
Smith Micro Software, Inc.	7,395	45,257
Sonic Solutions, Inc.	8,350	80,578
Sonus Networks, Inc.	13,120	45,133
Spherion Corp.	2,760	16,891
Spirit Aerosystems Holdings, Inc.	4,140	91,825
SRA International, Inc.	2,350	57,129
Standard Microsystems Corp.	2,810	81,996
Starent Networks Corp.	3,950	53,325
STERIS Corp.	3,010	80,758
Steven Madden Ltd.	2,730	46,765
Stifel Financial Corp.	1,210	54,329
Sunrise Senior Living, Inc.	3,810	84,887
Switch & Data Facilities Co., Inc.	1,300	13,273
SYKES Enterprises, Inc.	3,310	58,223
Synaptics, Inc.	7,275	173,727
Tellabs, Inc.	9,190	50,086
Tennant Co.	860	34,237
Texas Industries, Inc.	1,120	67,323
Thomas Properties Group, Inc.	8,040	70,591
THQ, Inc.	5,180	112,924
Time Warner Telecom, Inc.	7,420	114,936
TradeStation Group, Inc.	2,900	24,708
Travelzoo, Inc.	4,240	46,810
Trident Microsystems, Inc.	5,690	29,304
Trizetto Group	4,520	75,439
TrueBlue, Inc.	4,600	61,824
Ultimate Software Group, Inc.	2,460	73,948
Ultra Clean Holdings	6,370	62,426
Ultrapetrol Bahamas Ltd	5,600	57,344
Ultratech, Inc.	7,030	67,558
Unica Corp.	13,510	91,868
United Bankshares, Inc.	2,440	65,026
United Natural Foods, Inc.	4,250	79,518
United Online, Inc.	5,550	58,608
Universal American Corp.	910	9,646
Universal Electronics, Inc.	2,510	60,767
Universal Stainless & Alloy	2,550	75,761
US BioEnergy Corp.	3,130	18,467
US Oil Fund	15,400	1,252,944
Vail Resorts, Inc.	3,120	150,665
Varian, Inc.	910	52,707
Veeco Instruments, Inc.	3,540	58,870
Viasat, Inc.	2,420	52,562
Volcano Corporation	2,370	29,625
Watsco, Inc.	2,120	87,810
WD-40 Co.	690	22,943
Whole Foods Market, Inc.	7,600	250,572
Wind River Systems, Inc.	7,440	57,586
Winn Dixie Stores, Inc.	3,120	56,035
World Fuel Services Corp.	970	27,228
Wright Express Corp.	1,110	34,110
X-Rite, Inc.	3,420	20,417
TOTAL COMMON STOCK (Proceeds $27,159,569)		24,546,798

Total Securities Sold Short (Proceeds $27,159,569)		$24,546,798

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Options Written
March 31, 2008 (Unaudited)
	Contracts	Value
PUT OPTIONS
Anworth Mortgage Asset Corp.
Expiration: July 2008, Exercise Price: $7.50	884	$53,040
Anworth Mortgage Asset Corp.
Expiration: July 2008, Exercise Price: $10.00	458	6,870
Total Put Options		59,910

Total Options Written (Premiums received $212,049)		$59,910

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 52,281,044	$ 24,396,260
Level 2 - Other significant observable inputs	8,301,243	210,448
Level 3 - Significant unobservable inputs	—	—
Total	$ 60,582,287	$ 24,606,708

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 100.24%
Biotechnology - 39.89%
Acadia Pharmaceuticals, Inc. (a)(b)	80,794	$731,994
Acorda Therapeutics, Inc. (a)(b)	35,661	640,115
Alexion Pharmaceuticals, Inc. (a)(b)	10,198	604,741
BioMarin Pharmaceuticals, Inc. (a)(b)	19,889	703,474
Celgene Corp. (a)(b)	11,175	684,916
Combinatorx, Inc. (a)(b)	84,461	290,546
CV Therapeutics, Inc. (a)(b)	217,254	1,549,021
Genzyme Corp. (a)(b)	8,860	660,424
Gilead Sciences, Inc. (a)(b)	14,119	727,552
ImClone Systems, Inc. (a)(b)	15,264	647,499
InterMune, Inc. (a)(b)	45,835	668,274
Orexigen Therapeutics, Inc. (a)(b)	51,245	527,824
Pharmasset, Inc. (a)(b)	35,294	636,351
Poniard Pharmaceuticals, Inc. (a)(b)	153,577	514,483
Progenics Pharmaceuticals, Inc. (a)(b)	246,727	1,611,127
Rigel Pharmaceuticals, Inc. (a)(b)	39,478	736,660
United Therapeutics Corp. (a)(b)	8,629	748,134
Total Biotechnology		12,683,135

Food & Staples Retailing - 2.03%
CVS Caremark Corp. (b)	15,921	644,960

Health Care Equipment & Supplies - 21.10%
Alcon, Inc. (b)	4,291	610,395
Baxter International, Inc. (b)	10,578	611,620
Becton, Dickinson & Co. (b)	7,099	609,449
Hologic, Inc. (a)(b)	10,387	577,517
Medtronic, Inc. (b)	12,980	627,843
NuVasive, Inc. (a)(b)	16,123	556,405
St Jude Medical, Inc. (a)(b)	14,829	640,464
Stryker Corp. (b)	9,338	607,437
Thoratec Corp. (a)(b)	41,491	592,906
Volcano Corporation (a)(b)	50,052	625,650
Zimmer Holdings, Inc. (a)(b)	8,338	649,197
Total Health Care Equipment & Supplies		6,708,883

Health Care Providers & Services - 4.05%
LifePoint Hospitals, Inc. (a)(b)	26,146	718,230
Quest Diagnostics, Inc. (b)	12,603	570,538
Total Health Care Providers & Services		1,288,768

Life Sciences Tools & Services - 10.73%
AMAG Pharmaceuticals, Inc. (a)(b)	16,207	655,249
Applera Corp - Applied Biosystems Group (b)	20,240	665,086
Bruker Corp. (a)(b)	44,196	680,176
Illumina, Inc. (a)(b)	10,425	791,258
Thermo Fisher Scientific, Inc. (a)(b)	10,927	621,091
Total Life Science Tools & Services		3,412,860

Pharmaceuticals - 22.44%
Abbott Laboratories (b)	11,480	633,122
Allergan, Inc. (b)	9,996	563,675
Cadence Pharmaceuticals, Inc. (a)(b)	106,057	631,039
Discovery Laboratories, Inc. (a)(b)	283,529	666,293
Ipsen (a)(b)	11,212	637,393
Johnson & Johnson (b)	10,022	650,127
Merck KGaA (b)	5,263	648,683
Novartis AG - ADR (b)	12,706	650,929
Repros Therapeutics, Inc. (a)	72,494	708,991
Roche Holding AG (a)	3,651	678,173
Shire Plc - ADR	11,529	668,221
Total Pharmaceuticals		7,136,646

TOTAL COMMON STOCKS (Cost $31,928,529)		$31,875,252

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.46%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $145,602 (b)(c)	$145,579	145,579
TOTAL REPURCHASE AGREEMENTS (Cost $145,579)		$145,579

Total Investments (Cost $32,074,108) (d) - 100.70%		32,020,831
Liabilities in Excess of Other Assets - (0.70%)		(222,959)
TOTAL NET ASSETS - 100.00%		$31,797,872

Percentages are stated as a percent of net assets.
ADR American Depository Receipt

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-
backed securities, certificates of deposit or bankers' acceptances.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$33,993,949
Gross unrealized appreciation	0
Gross unrealized depreciation	(1,973,118)
Net unrealized appreciation	$(1,973,118)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
Adolor Corp.	15,397	$70,364
Advanced Medical Optics, Inc.	364	7,389
Affymetrix, Inc.	16,217	282,338
Akorn, Inc.	24,868	117,626
Albany Molecular Research, Inc.	9,967	120,999
Alexza Pharmaceuticals, Inc.	8,023	55,198
Alkermes, Inc.	23,144	274,951
Allos Therapeutics, Inc.	16,329	99,280
Altus Pharmaceuticals, Inc.	8,125	36,969
Amylin Pharmaceuticals, Inc.	16,854	492,305
Anadys Pharmaceuticals, Inc.	7,626	11,592
Angiotech Pharmaceuticals, Inc.	11,100	23,310
APP Pharmaceuticals, Inc.	20,137	243,255
Arena Pharmaceuticals, Inc.	14,749	100,883
Ariad Pharmaceuticals, Inc.	17,562	59,184
Arqule, Inc.	7,872	33,692
Array Biopharma, Inc.	8,134	57,019
AVI BioPharma, Inc.	17,034	31,343
Barrier Therapeutics, Inc.	10,763	36,702
BioCryst Pharmaceuticals, Inc.	9,595	44,233
Biogen Idec, Inc.	13,580	837,750
BioMimetic Therapeutics, Inc.	8,482	67,856
Biotech HOLDRs	9,725	1,687,774
Biovail Corp.	6,813	72,558
Caliper Life Sciences, Inc.	11,414	42,803
Cell Genesys, Inc.	22,877	53,761
Cephalon, Inc.	8,013	516,037
Cerus Corp.	8,199	47,308
Columbia Laboratories, Inc.	12,859	27,390
Crucell N V - ADR	3,049	46,985
Cubist Pharmaceuticals, Inc.	17,282	318,334
CuraGen Corp.	14,671	11,737
Cypress Bioscience, Inc.	11,015	78,867
Cytokinetics, Inc.	12,977	43,084
deCODE genetics, Inc.	18,710	28,626
Depomed, Inc.	11,043	37,546
Draxis Health, Inc.	11,227	53,665
Durect Corp.	18,328	96,222
Dyax Corp.	17,563	82,722
Dynavax Technologies Corp.	9,757	19,124
Eli Lilly & Co.	15,968	823,789
Emisphere Technologies, Inc.	6,990	11,673
Endo Pharmaceuticals Holdings, Inc.	17,040	407,938
Enzon Pharmaceuticals, Inc.	15,204	140,029
EPIX Pharmaceuticals, Inc.	12,724	18,195
Eurand N V	12,483	188,868
Exelixis, Inc.	37,996	264,072
Forest Laboratories, Inc.	5,486	219,495
Genomic Health, Inc.	7,892	149,080
Gen-Probe, Inc.	10,095	486,579
GenVec, Inc.	20,098	35,373
Geron Corp.	25,155	122,756
GTx, Inc.	9,705	156,056
Halozyme Therapeutics, Inc.	22,388	142,388
Harvard Bioscience, Inc.	6,161	30,805
Hi-Tech Pharmacal Co, Inc.	2,958	26,770
Hospira, Inc.	2,365	101,151
Human Genome Sciences, Inc.	19,250	113,383
Idenix Pharmaceuticals, Inc.	13,358	67,057
Immunomedics, Inc.	20,709	58,192
Incyte Corp.	25,753	270,664
Indevus Pharmaceuticals, Inc.	17,696	84,410
Inspire Pharmaceuticals, Inc.	21,232	81,743
Invitrogen Corp.	5,256	449,230
iShares Nasdaq Biotechnology Index Fund	23,078	1,749,543
Isis Pharmaceuticals, Inc.	21,979	310,124
ISTA Pharmaceuticals, Inc.	7,670	14,803
King Pharmaceuticals, Inc.	6,828	59,404
Kosan Biosciences, Inc.	10,761	16,895
Lexicon Pharmaceuticals, Inc.	32,817	66,290
Lifecell Corp.	8,251	346,790
Ligand Pharmaceuticals, Inc.	26,700	106,800
Luminex Corp.	9,375	184,219
Mannkind Corp.	30,588	182,610
Matrixx Initiatives, Inc.	2,360	34,550
Maxygen, Inc.	9,348	60,388
Medarex, Inc.	46,171	408,613
Medco Health Solutions, Inc.	9,525	417,100
Medicines Co.	9,730	196,546
Medivation, Inc.	7,654	108,916
Millennium Pharmaceuticals, Inc.	33,811	522,718
Momenta Pharmaceuticals, Inc.	9,483	103,649
Monogram Biosciences, Inc.	35,296	37,414
Mylan, Inc.	3,809	44,184
Myriad Genetics, Inc.	10,796	434,971
Nabi Biopharmaceuticals	20,889	83,974
Nastech Pharmaceutical, Inc.	7,005	16,462
Nektar Therapeutics	29,788	206,729
Neurocrine Biosciences, Inc.	5,626	30,380
NitroMed, Inc.	14,364	15,369
Novavax, Inc.	16,584	44,113
Noven Pharmaceuticals, Inc.	5,179	46,507
NPS Pharmaceuticals, Inc.	10,765	41,984
Nuvelo, Inc.	13,136	9,327
Obagi Medical Products, Inc.	5,932	51,490
Omrix Biopharmaceuticals, Inc.	4,513	63,182
Onyx Pharmaceuticals, Inc.	21,608	627,280
Orchid Cellmark, Inc.	6,326	18,029
OSI Pharmaceuticals, Inc.	14,405	538,603
Pain Therapeutics, Inc.	9,221	77,917
Panacos Pharmaceuticals, Inc.	14,430	10,101
PDL BioPharma, Inc.	23,438	248,208
Penwest Pharmaceuticals Co.	6,365	16,549
Perrigo Co.	24,600	928,158
Pfizer, Inc.	35,647	746,092
Pharmaceutical HOLDRs	23,355	1,630,179
Qiagen N V	29,685	617,448
QLT, Inc.	16,899	59,991
Regeneron Pharmaceuticals, Inc.	21,159	406,041
Renovis, Inc.	8,497	20,053
Salix Pharmaceuticals, Ltd.	13,363	83,920
Sangamo Biosciences, Inc.	10,335	105,004
Santarus, Inc.	15,247	39,185
SciClone Pharmaceuticals, Inc.	11,268	21,297
Sciele Pharma, Inc.	10,000	195,000
Seattle Genetics Inc.	19,150	174,265
Sepracor, Inc.	13,939	272,089
Sequenom, Inc.	12,227	79,476
SPDR S&P Biotech	18,193	960,772
StemCells, Inc.	20,539	32,246
SuperGen, Inc.	15,788	39,628
Techne Corp.	6,830	460,069
Tercica, Inc.	13,791	79,022
Teva Pharmaceutical Industries, Ltd. - ADR	16,687	770,773
Theravance, Inc.	13,540	142,576
Third Wave Technologies, Inc.	11,571	106,685
Trimeris, Inc.	8,265	53,888
Valeant Pharmaceuticals International	1,684	21,606
Vanda Pharmaceuticals, Inc.	7,638	29,559
Vertex Pharmaceuticals, Inc.	27,594	659,221
Viropharma, Inc.	18,207	162,771
Vivus, Inc.	12,582	75,869
Warner Chilcott	40,375	726,750
Watson Pharmaceuticals, Inc.	1,655	48,525
Wyeth	18,024	752,682
XenoPort, Inc.	7,716	312,267
Zymogenetics, Inc.	21,203	207,789
TOTAL COMMON STOCK (Proceeds $31,979,027)		29,392,104

Total Securities Sold Short (Proceeds $31,979,027)		$29,392,104

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 29,877,929	$ 28,574,346
Level 2 - Other significant observable inputs	2,142,902	817,758
Level 3 - Significant unobservable inputs	—	—
Total	$ 32,020,831	$ 29,392,104

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 72.44%
Aerospace & Defense - 0.33%
Thales SA (b)	2,700	$174,811

Auto Components - 2.88%
Aisin Seiki Co Ltd. (b)	8,500	317,215
Futaba Industrial Co. Ltd.. (b)	3,600	81,080
Tokai Rika Co Ltd. (b)	5,300	138,508
Toyoda Gosei Co Ltd. (b)	10,700	402,538
Toyota Boshoku Corp. (b)	8,200	245,556
Valeo SA (b)	9,200	364,857
Total Auto Components		1,549,754

Automobiles - 0.79%
Bayerische Motoren Werke AG (b)	4,900	270,679
Daihatsu Motor Co. Ltd. (b)	13,000	156,110
Total Automobiles		426,789

Beverages - 1.83%
Britvic Plc (b)	14,778	93,486
Coca-Cola Hellenic Bottling Co. SA (b)	6,000	279,440
Diageo PLC - ADR (b)	5,500	447,260
Scottish & Newcastle Plc (b)	10,400	163,058
Total Beverages		983,244

Biotechnology - 0.30%
CSL Ltd. (b)	4,857	163,837

Capital Markets - 2.43%
3i Group (b)	10,400	171,314
Bank Sarasin & Cie AG (b)	79	343,651
Dexion Absolute (a)(b)	48,600	146,368
Deutsche Beteiligungs AG (b)	6,700	170,195
ICAP Plc (b)	12,200	137,770
Man Group (b)	16,500	181,579
Tullett Prebon (b)	16,400	155,010
Total Capital Markets		1,305,887

Chemicals - 5.04%
Agrium, Inc. (b)	2,200	136,642
BASF SE - ADR (b)	1,200	162,842
Bayer AG - ADR (b)	2,200	177,091
Johnson Matthey Plc (b)	4,200	167,126
K&S AG (b)	1,114	364,603
Linde AG (b)	2,600	367,336
Nufarm (b)	22,900	358,502
Potash Corp. of Saskatchewan, Inc. (b)	1,200	186,252
Syngenta AG - ADR (b)	5,500	321,805
Umicore (b)	1,222	63,588
Yara International ASA (b)	7,000	404,823
Total Chemicals		2,710,610

Commercial Banks - 4.46%
Banco Santander SA - ADR (b)	5,400	107,676
The Bank of Kyoto Ltd. (b)	26,000	316,132
Bco Espirito Santo (b)	7,300	126,889
China Merchants Bank Co. Ltd.. (b)	94,500	327,237
Comdirect Bank AG (b)	8,300	105,485
Deutsche Postbank AG (b)	3,000	286,402
Hang Seng Bank Ltd.. (b)	9,000	162,939
HDFC Bank Ltd.. - ADR (b)	1,600	157,184
National Bank of Greece SA (b)	6,300	332,401
Standard Chartered Plc (b)	4,500	153,790
Westpac Banking Corp. (b)	14,695	318,957
Total Commercial Banks		2,395,092

Commercial Services & Supplies - 0.38%
De La Rue Plc (b)	11,526	202,786

Communications Equipment - 0.54%
Uniden Corp. (b)	47,000	288,092

Computers & Peripherals - 1.66%
NEC Corp. (b)	88,000	335,473
Seagate Technology (b)	12,500	261,750
Seiko Epson Corp. (b)	10,900	293,605
Total Computers & Peripherals		890,828

Construction & Engineering - 0.73%
China Communications Construction Co., Ltd.. (b)	58,000	128,182
Hochtief AG (b)	2,900	265,547
Total Construction & Engineering		393,729

Consumer Finance - 1.50%
Aeon Credit Service Co Ltd. (b)	12,400	165,698
Promise Co. Ltd.. (b)	17,050	490,051
Takefuji Corp. (b)	7,080	149,867
Total Consumer Finance		805,616

Distributors - 0.32%
Medion AG (b)	6,900	174,404

Diversified Financial Services - 1.23%
Deutsche Boerse AG (b)	2,000	322,161
IFI - Istituto Finanziario Industriale Spa (a)(b)	6,300	173,461
Investment AB Kinnevik (a)(b)	8,600	163,190
Total Diversified Financial Services		658,812

Diversified Telecommunication Services - 0.54%
Cable & Wireless Plc (b)	49,000	144,801
France Telecom SA (b)	4,300	144,599
Total Diversified Telecommunication Services		289,400

Electric Utilities - 1.14%
Electricite de France (b)	1,900	165,310
Enel SpA (b)	25,200	267,353
Public Power Corp. SA (b)	4,100	179,299
Total Electric Utilities		611,962

Electrical Equipment - 1.38%
Conergy AG (b)	7,794	164,884
Huber & Suhner AG (b)	3,845	194,360
Vestas Wind System (a)(b)	3,500	382,352
Total Electrical Equipment		741,596

Electronic Equipment & Instruments - 0.94%
Alps Electric Co. (b)	4,600	45,271
AU Optronics Corp. - ADR (b)	17,500	300,825
Hitachi Ltd. - ADR (b)	2,700	160,650
Total Electronic Equipment & Instruments		506,746

Food & Staples Retailing - 1.29%
Colruyt Sa (b)	1,450	373,139
Jeronimo Martins (b)	21,500	172,771
Morrison (wm.) Supermarkets (b)	27,500	149,679
Total Food & Staples Retailing		695,589

Food Products - 2.43%
Hiestand Holding AG (b)	38	66,962
Nestle SA (b)	620	309,813
Nippon Meat Packer (b)	12,000	177,207
Suedzucker AG (b)	8,000	177,452
Vilmornin & Cie (b)	2,400	416,489
Wilmar International Ltd.. (a)(b)	52,000	157,913
Total Food Products		1,305,836

Health Care Equipment & Supplies - 1.67%
Alcon, Inc. (b)	1,100	156,475
Getinge AB (b)	6,500	168,466
SSL International (b)	33,600	302,411
Terumo Corp. (b)	5,200	271,268
Total Health Care Equipment & Supplies		898,620

Health Care Providers & Services - 0.61%
Orpea (a)(b)	2,700	163,515
Rhoen Klinikum AG (b)	5,600	165,946
Total Health Care Providers & Services		329,461

Hotels Restaurants & Leisure - 0.91%
BWIN Interactive Entertainment AG (a)(b)	1,536	50,512
Flight Centre Ltd. (b)	5,714	110,603
OPAP SA (b)	5,072	180,808
Orient-Express Hotels Ltd. (b)	3,400	146,744
Total Hotels Restaurants & Leisure		488,667

Household Durables - 0.59%
Berkeley Group Holdings (b)	7,900	174,660
TomTom NV (a)(b)	3,500	144,772
Total Household Durables		319,432

Industrial Conglomerates - 0.84%
Orkla ASA (b)	13,600	172,258
Shanghai Industrial Holdings Ltd. (b)	39,000	147,328
Siemens AG (b)	1,200	130,058
Total Industrial Conglomerates		449,644

Insurance - 7.47%
ACE Ltd.. (b)	5,700	313,842
Allied World Assurance Co. Holdings Ltd.. (b)	3,400	134,980
Arch Capital Group Ltd.. (a)(b)	2,500	171,675
Aspen Insurance Holdings Ltd. (b)	12,400	327,112
Assicurazioni Generali SpA (b)	3,900	175,355
Axis Capital Holdings Ltd. (b)	6,800	231,064
Beazley Group (b)	51,400	162,707
Brit Insurance Holdings Plc (b)	62,100	298,564
Endurance Specialty Holdings Ltd.. (b)	3,900	142,740
Fairfax Financial Holdings Ltd.. (b)	500	143,550
Hannover Rueckvers (b)	7,700	401,405
Manulife Financial Corp. (b)	4,500	170,910
Max Capital Group Ltd.. (b)	5,700	149,283
Old Mutual Plc (b)	70,600	154,828
PartnerRe Ltd. (b)	3,900	297,570
Platinum Underwriters Holdings Ltd. (b)	3,800	123,348
Resolution Plc (b)	11,400	154,867
Validus Holdings Ltd. (b)	6,600	154,638
Vienna Insurance Group (b)	4,000	306,468
Total Insurance		4,014,906

Internet Software & Services - 0.29%
Open Text Corp. (a)(b)	5,000	156,550

IT Services - 0.76%
Bechtle AG (b)	2,998	94,520
Ementor Asa (a)(b)	25,300	162,958
Nomura Research Institute Ltd.. (b)	5,700	148,962
Total IT Services		406,440

Leisure Equipment & Products - 0.50%
Namco Bandai Holdings Inc. (a)(b)	11,900	162,002
Noritsu Koki Co. Ltd.. (b)	7,200	104,735
Total Leisure Equipment & Products		266,737

Life Sciences Tools & Services - 1.12%
Eurofins Scientifi (b)	1,400	139,666
Icon Plc - ADR (a)(b)	4,500	292,005
Lonza Group AG (b)	1,300	172,400
Total Life Sciences Tools & Services		604,071

Machinery - 1.42%
Hino Motors (b)	27,000	178,230
Metso Corp. - ADR (b)	3,000	162,576
Scania Ab (b)	7,900	165,862
Shima Seiki Manufacturing Ltd.. (b)	5,500	257,123
Total Machinery		763,791

Marine - 0.63%
Kawasaki Kisen Kaisha Ltd.. (b)	4,000	38,885
Mitsui OSK Lines Ltd.. (b)	25,000	302,217
Total Marine		341,102

Media - 1.23%
Asatsu-DK, Inc. (b)	5,200	185,193
Seven Network Ltd. (b)	25,700	223,129
Yell Group Plc (b)	82,200	251,231
Total Media		659,553

Metals & Mining - 5.22%
Aquarius Platinum Ltd. (b)	10,800	159,791
Barrick Gold Corp. (b)	6,600	286,770
BHP Billiton Plc - ADR (b)	2,800	164,500
BlueScope Steel Ltd.. (b)	16,155	145,722
Cia Siderurgica Nacional SA - ADR (b)	5,100	183,549
Eramet (b)	152	122,680
Fording Canadian Coal Trust (b)	3,700	193,140
Fortescue Metals Group Ltd.. (a)(b)	24,100	143,383
Gerdau SA (b)	5,000	152,850
Macarthur Coal Ltd. (b)	14,600	174,526
Mechel - ADR (a)(b)	1,200	136,548
Mount Gibson Iron Ltd.. (a)(b)	62,600	164,193
Newcrest Mining Ltd.. (b)	5,181	158,004
Silver Wheaton Corp. (a)(b)	9,800	152,194
Straits Resources Ltd.. (b)	31,300	175,349
Xstrata Plc (b)	4,200	293,993
Total Metals & Mining		2,807,192

Multiline Retail - 0.28%
David Jones Ltd.. (b)	45,700	152,026

Multi-Utilities - 1.47%
A2a Spa (b)	102,468	376,524
Veolia Environnement (b)	5,900	411,336
Total Multi-Utilities		787,860

Office Electronics - 0.30%
Oce NV (b)	9,400	159,979

Oil, Gas & Consumable Fuels - 2.76%
BG Group Plc	13,700	317,030
Centennial Coal Co. Ltd..	80,700	300,170
China Shenhua Energy Co. Ltd..	58,500	233,770
Galp Energia SGPS S.A.- Class B	6,700	159,828
Nippon Oil Corp.	22,000	137,279
OMV AG	3,600	237,912
TOP Ships, Inc. (a)	11,595	96,123
Total Oil, Gas & Consumable Fuels		1,482,112

Paper & Forest Products - 0.28%
Votorantim Celulose e Papel SA - ADR	5,300	151,103

Personal Products - 0.28%
Hengan International Group Co. Ltd..	43,000	147,520

Pharmaceuticals - 1.45%
Novo-Nordisk A/S - Class B	5,646	386,090
Recordati Spa	30,832	230,604
Stada Arzneimittel	2,188	158,933
Total Pharmaceuticals		775,627

Real Estate Investment Trusts - 0.29%
The Link REIT	70,000	155,243

Real Estate Management & Development - 2.16%
Cheung Kong Holdings Ltd..	12,000	170,379
Henderson Land Development Co. Ltd..	41,000	291,328
Kerry Properties Ltd..	32,500	195,852
New World Development Co.	85,000	205,984
Sun Hung Kai Properties Ltd..	19,000	296,377
Total Real Estate Management & Development		1,159,920

Semiconductor & Semiconductor Equipment - 0.31%
Aixtron	12,100	166,005

Software - 3.01%
Autonomy Corp. (a)	8,900	162,237
Capcom Co Ltd.	6,300	214,888
Dassault Systemes SA	5,525	320,818
Hitachi Software Engineering Co. Ltd..	13,100	303,581
Micro Focus International	28,900	108,977
Telelogic Ab (a)	54,700	193,324
UbiSoft Entertaintainment SA (a)	3,600	310,150
Total Software		1,613,975

Specialty Retail - 1.02%
Esprit Holdings Ltd..	18,400	220,819
GEO Corp.	191	158,081
HMV Group	66,000	169,955
Total Specialty Retail		548,855

Tobacco - 1.34%
British American Tobacco Plc	4,400	165,130
Imperial Tobacco Group Plc	5,211	239,726
Swedish Match AB	14,400	313,842
Total Tobacco		718,698

Trading Companies & Distributors - 1.37%
Aircastle Ltd.	9,700	109,125
Marubeni Corp.	21,000	152,949
Mitsubishi Corp.	5,500	166,081
Mitsui & Co. Ltd..	8,000	162,119
Toyota Tsusho Corp.	6,900	146,404
Total Trading Companies & Distributors		736,678

Wireless Telecommunication Services - 0.72%
Freenet AG	4,937	77,320
Turkcell Iletisim Hizmet AS - ADR	7,000	146,230
Vimpel-Communications - ADR	5,400	161,406
Total Wireless Telecommunication Services		384,956

TOTAL COMMON STOCKS (Cost $39,249,168)		$38,922,143

PREFERRED STOCKS - 0.52%
Beverages - 0.28%
Cia de Bebidas das Americas	2,000	151,100

Commercial Banks - 0.24%
Uniao de Bancos Brasileiros SA	1,100	128,304
TOTAL PREFERRED STOCKS (Cost $295,798)		$279,404

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 11.97%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $6,434,545 (b)(c)	$6,433,160	6,433,160
TOTAL REPURCHASE AGREEMENTS (Cost $6,433,160)		$6,433,160

Total Investments (Cost $45,978,126) (d) - 84.93%		45,634,707
Other Assets in Excess of Liabilities - 15.07%		8,097,666
TOTAL NET ASSETS - 100.00%		$53,732,373

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$46,437,023
Gross unrealized appreciation	1,270,387
Gross unrealized depreciation	(2,072,703)
Net unrealized depreciation	$(802,316)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
Adecco SA	4,600	$265,643
Adidas AG	5,300	352,352
Advantest Corp.	7,400	191,904
Aegean Marine Petroleum Network, Inc.	4,600	157,366
Aeon Co Ltd.	13,800	164,470
AGL Energy Ltd..	28,029	282,798
Aioi Insurance Co. Ltd..	33,000	182,414
Air France - KLM	6,100	171,807
Ajinomoto Co, Inc.	5,000	50,662
Alesco Corp. Ltd..	19,861	176,428
Allied Irish Banks Plc - ADR	7,700	332,486
Antena 3 de Television SA	10,600	145,593
ASM International NV	15,600	286,923
AstraZeneca Plc - ADR	10,100	383,699
Atos Origin SA	2,911	162,046
AXA SA - ADR	5,100	184,161
Banco Popolare Societa Cooperativa	13,400	221,919
Banco Popular Espanol SA	8,700	157,955
Barclays PLC - ADR	7,400	267,880
Barratt Developments Plc	17,200	141,151
Be Group Ab	7,680	81,429
Bellway PLC	10,300	182,545
Benfield Group	44,270	218,771
Big Yellow Group PLC	37,300	321,833
Billabong International Ltd..	9,989	118,677
Boliden Ab	26,500	282,088
Bovis Homes Group Plc	15,600	187,620
Bridgestone Corp.	16,600	282,606
Brookfield Properties Co.	9,100	175,721
BT Group PLC - ADR	6,300	271,530
Campari SpA	38,100	369,626
Canon, Inc. - ADR	7,300	338,501
Casio Computer Co. Ltd..	22,900	335,184
Chugai Pharmaceutical Co. Ltd..	30,200	341,447
Chunghwa Telecom Co Ltd. - ADR	11,200	291,424
Ciba Specialty Chemicals AG	8,500	310,009
Colt Telecom Group	48,600	161,077
Continental AG	1,700	173,352
Credit Agricole SA	14,300	442,494
Credit Suisse Group - ADR	3,400	172,992
Daily Mail & General Trust	16,900	144,978
Dainippon Sumitomo Pharma Co. Ltd..	42,000	383,848
Danske Bank A/S	9,700	357,841
Dentsu, Inc.	72	163,965
Domtar Corp.	50,300	343,549
Drax Group Plc	692	7,389
Electrolux AB	16,400	269,108
Enterprise Inns Plc	39,700	316,146
ERG SpA	15,800	354,958
Euler Hermes SA	1,600	171,567
Expro International Group Plc	9,100	211,305
Fomento de Construcciones y Contratas SA	2,500	164,585
Fonciere Des Regio	3,000	441,657
Fortis	11,900	299,844
Fuji Television Network, Inc.	212	312,640
GKN Plc	28,706	173,334
GN Store Nord A/S	29,900	149,392
Grainger Trust Plc	42,200	344,639
HBOS Plc	23,437	260,478
Hokkaido Electric Power Co., Inc.	7,500	174,182
Holmen Ab	10,400	359,686
Honda Motor Co., Ltd.. - ADR	9,000	259,290
Hypo Real Estate Holding AG	5,700	148,122
Iberdrola Sa	18,300	283,712
Immofinanz Immobilien Anlagen AG	18,100	196,028
Infosys Technologies Ltd. - ADR	4,100	146,657
ING Groep NV - ADR	4,400	164,428
Investec Plc	23,400	157,201
Itochu Techno-Solutions Corp.	9,700	292,907
James Hardie Industries NV	53,323	304,575
Jelmoli Holding AG	111	312,959
Kingfisher	90,358	236,713
Kloeckner & Co.	7,900	404,223
Kubota Corp.	35,000	217,346
Lanxess	8,300	333,227
Legal & General Group Plc	66,000	165,567
Lions Gate Entertainment Corp.	16,800	163,800
Luxottica Group SpA	10,100	254,649
Macquarie Communications Infrastructure Group	86,194	330,846
Meda Ab-A Shares	30,200	311,309
Meiji Dairies Corp.	27,000	162,520
M6 Metropole Television	7,400	164,727
Michael Page International Plc	30,800	184,756
Minara Resources Ltd.	27,000	149,779
Mitsubishi UFJ Financial Group, Inc.	7,320	63,154
Mitsui Fudosan Co. Ltd..	8,000	158,828
Mobistar SA	3,600	326,234
Nabors Industries Ltd..	8,600	290,422
Natixis	14,900	239,704
Neopost SA	2,700	303,031
Neuf Cegetel	6,500	361,938
Nexity	6,700	287,924
NGK Spark Plug Co. Ltd..	19,000	247,031
Nippon Electric Glass Co. Ltd..	11,000	170,054
Nippon Paper Group, Inc.	169	400,120
Nobel Biocare Holding AG	1,320	307,039
Novartis AG	9,400	481,784
NRJ Group	8,100	67,520
NTT DoCoMo, Inc. - ADR	22,000	335,500
OJI Paper Co. Ltd..	34,000	153,150
Omron Corp.	4,700	96,424
Ono Pharmaceutical Co Ltd.	6,900	333,648
Ordina NV	11,000	180,262
ORIX Corp.	1,740	237,400
Pacific Metals Co. Ltd..	14,000	135,955
Paladin Energy Ltd.	37,583	174,827
Persimmon Plc	10,300	156,380
Pfleiderer AG	5,425	137,036
Pirelli & Co. Real Estate SpA	6,300	235,525
Rautaruukki Oyj	3,700	178,572
Redrow Plc	26,600	171,044
Resona Holdings, Inc.	104	173,194
Rhodia Sa - Regr	13,800	322,227
Roche Holding AG	2,100	395,217
Royal Bank of Scotland Group Plc	15,400	103,075
SAP AG - ADR	3,100	153,667
SCOR SE	7,300	174,257
Sechilienne-sidec	2,500	193,200
Sekisui House Ltd..	18,000	166,493
SGS SA	123	176,864
Shimamura Co.	1,800	154,213
Shin-Etsu Chemical Co. Ltd..	1,700	87,831
Silic (Societe Immobiliere de Location pour l'Industrie et le Commerce)	1,100	166,838
Societe Generale	1,746	170,959
Solvay SA	2,800	357,266
SSAB Svenskt Stal AB - Series A	10,700	300,731
Sthree Plc	21,400	82,819
Stora Enso Oyj	12,700	146,567
Storebrand ASA	45,500	358,292
Straumann Holding AG	1,210	345,418
Sumco Corp.	4,200	91,643
The Sumitomo Trust & Banking Co. Ltd..	51,000	350,983
Synthes, Inc.	3,100	433,582
T&D Holdings, Inc.	3,450	180,668
Takata Corp.	5,400	119,181
Teijin Ltd..	53,600	225,843
Tele2 Ab	9,100	171,912
Telekomunikasi Indonesia Tbk PT - ADR	8,000	335,520
TELUS Corp.	6,300	263,655
Tokuyama Corporation	46,864	339,914
Tokyo Electric Power Co. Inc.	1,600	42,777
Tokyo Steel Manufacturing Co., Ltd..	16,800	227,865
Tomra Systems ASA	24,812	187,588
TonenGeneral Sekiyu KK	20,000	171,148
Toray Industries, Inc.	28,000	181,742
Toyota Motor Corp. - ADR	2,700	272,403
Travis Perkins	7,600	161,693
Unibail-Rodamco	1,530	393,750
Unicredito Italiano SpA	23,000	153,960
UPM-Kymmene Oyj	18,700	332,131
UTI Worldwide, Inc.	8,600	172,688
Vallourec SA	1,560	378,714
Voest-alpine AG	2,600	180,610
William Hill Plc	42,800	319,172
Wolseley Plc	15,300	160,934
Woodside Petroleum Ltd..	6,306	314,087
Workspace Group	51,200	278,929
Yamaha Motor Co., Ltd..	11,600	213,427
Yokogawa Electric Corp.	14,700	147,177
Zinifex Ltd..	15,724	143,414
TOTAL COMMON STOCK (Proceeds $37,413,280)		37,295,759

Total Securities Sold Short (Proceeds $37,413,280)		$37,295,759

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 33,030,344	$ 29,299,109
Level 2 - Other significant observable inputs	12,604,363	7,996,650
Level 3 - Significant unobservable inputs	—	—
Total	$ 45,634,707	$ 37,295,759

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 85.88%
Aerospace & Defense - 0.15%
AAR Corp. (a)(b)	4,281	$116,743

Air Freight & Logistics - 0.82%
CH Robinson Worldwide, Inc. (b)	10,500	571,200
Forward Air Corp. (b)	2,335	82,752
Total Air Freight & Logistics		653,952

Airlines - 0.28%
Republic Airways Holdings, Inc. (a)(b)	10,313	223,380

Auto Components - 1.18%
Aftermarket Technology Corp. (a)(b)	2,312	44,945
Amerigon, Inc. (a)(b)	2,859	42,313
Cooper Tire & Rubber Co. (b)	3,286	49,192
Goodyear Tire & Rubber Co. (a)(b)	17,600	454,080
Noble International Ltd./United States (b)	11,923	74,519
Sauer-Danfoss, Inc. (b)	3,274	72,486
Shiloh Industries, Inc. (b)	13,003	145,244
Superior Industries International, Inc. (b)	2,979	61,814
Total Auto Components		944,593

Beverages - 1.01%
Hansen Natural Corp. (a)(b)	10,750	379,475
Pepsi Bottling Group, Inc. (b)	12,500	423,875
Total Beverages		803,350

Biotechnology - 0.27%
Emergent Biosolutions, Inc. (a)(b)	9,819	87,586
Martek Biosciences Corp. (a)(b)	4,260	130,228
Total Biotechnology		217,814

Building Products - 0.16%
Apogee Enterprises, Inc. (b)	3,302	50,851
NCI Building Systems, Inc. (a)(b)	3,174	76,811
Total Building Products		127,662

Capital Markets - 3.16%
Calamos Asset Management, Inc. (b)	3,487	56,768
Charles Schwab Corp. (b)	22,700	427,441
LaBranche & Co, Inc. (a)(b)	12,484	54,306
Northern Trust Corp. (b)	6,200	412,114
Oppenheimer Holdings, Inc. (b)	1,327	57,526
Penson Worldwide, Inc. (a)(b)	6,500	59,995
T. Rowe Price Group, Inc. (b)	8,100	405,000
TD Ameritrade Holding Corp. (a)(b)	25,900	427,609
TradeStation Group, Inc. (a)(b)	12,118	103,245
Waddell & Reed Financial, Inc. (b)	16,100	517,293
Total Capital Markets		2,521,297

Chemicals - 3.51%
Air Products & Chemicals, Inc. (b)	4,500	414,000
Arch Chemicals, Inc. (b)	2,101	78,283
Celanese Corp. (b)	13,600	531,080
CF Industries Holdings, Inc. (b)	4,400	455,928
LSB Industries, Inc. (a)(b)	1,629	24,012
Minerals Technologies, Inc. (b)	2,270	142,556
Mosaic Co. (a)(b)	5,000	513,000
Olin Corp. (b)	3,583	70,800
PolyOne Corp. (a)(b)	12,335	78,574
Praxair, Inc. (b)	5,900	496,957
Total Chemicals		2,805,190

Commercial Banks - 2.97%
Arrow Financial Corp. (b)	2,906	65,356
Bancorpsouth, Inc. (b)	3,532	81,801
Bank Of Marin Bancorp (b)	2,066	61,980
Bank of the Ozarks, Inc. (b)	3,180	76,002
Boston Private Financial Holdings, Inc. (b)	8,875	93,986
Camden National Corp. (b)	2,612	88,390
Cathay General Bancorp (b)	2,704	56,054
Columbia Bancorp (b)	6,525	111,577
Community Bank System, Inc. (b)	3,582	87,974
Financial Institutions, Inc. (b)	2,376	45,025
First Financial Bancorp (b)	5,017	67,479
First Merchants Corp. (b)	6,259	178,632
Independent Bank Corp. (b)	2,033	60,075
National Penn Bancshares, Inc. (b)	8,001	145,538
Old National Bancorp (b)	3,662	65,916
Old Second Bancorp, Inc. (b)	4,089	108,604
Oriental Financial Group (b)	11,413	224,950
Pacific Capital Bancorp NA (b)	3,874	83,291
Peapack Gladstone Financial Corp. (b)	5,270	142,501
Peoples Bancorp Inc. (b)	2,432	58,636
Sterling Bancshares, Inc. (b)	9,266	92,104
Suffolk Bancorp (b)	1,561	49,452
SVB Financial Group (a)(b)	4,562	199,086
Wintrust Financial Corp. (b)	3,578	125,051
Total Commercial Banks		2,369,460

Commercial Services & Supplies - 2.74%
Administaff, Inc. (b)	4,875	115,099
Bowne & Co, Inc. (b)	4,227	64,462
The Brink's Co. (b)	6,800	456,824
Comfort Systems USA, Inc. (b)	6,116	79,569
Corrections Corp. of America (a)(b)	16,200	445,824
GeoEye, Inc. (a)(b)	758	19,700
Innerworkings, Inc. (a)(b)	5,210	73,096
Kforce, Inc. (a)(b)	3,810	33,680
LECG Corp. (a)(b)	7,371	68,993
Mac-Gray Corp. (a)(b)	2,454	28,025
PeopleSupport, Inc. (a)(b)	9,026	82,317
Pike Electric Corp. (a)(b)	5,547	77,270
Rollins, Inc. (b)	23,200	410,408
RSC Holdings, Inc. (a)(b)	2,899	31,599
The Standard Register Co. (b)	3,366	26,221
Tetra Tech, Inc. (a)(b)	3,343	65,222
TrueBlue, Inc. (a)(b)	3,870	52,013
Waste Connections, Inc. (a)(b)	1,874	57,607
Total Commercial Services & Supplies		2,187,929

Communications Equipment - 1.86%
ADC Telecommunications, Inc. (a)(b)	11,112	134,233
CommScope, Inc. (a)(b)	11,800	410,994
Extreme Networks, Inc. (a)(b)	46,854	145,247
Foundry Networks, Inc. (a)(b)	10,260	118,811
Harris Corp. (b)	10,000	485,300
Plantronics, Inc. (b)	3,702	71,486
Powerwave Technologies, Inc. (a)(b)	22,744	57,997
Soapstone Networks, Inc. (b)	8,885	63,617
Total Communications Equipment		1,487,685

Computers & Peripherals - 1.19%
Adaptec, Inc. (a)(b)	37,970	111,632
Hypercom Corp. (a)(b)	33,853	146,922
Intermec, Inc. (a)(b)	9,741	216,153
NCR Corp. (a)(b)	20,700	472,581
Total Computers & Peripherals		947,288

Construction & Engineering - 1.76%
Fluor Corp. (b)	3,500	494,060
Foster Wheeler Ltd (a)(b)	7,200	407,664
Granite Construction, Inc. (b)	1,730	56,588
Jacobs Engineering Group, Inc. (a)(b)	6,100	448,899
Total Construction & Engineering		1,407,211

Consumer Finance - 0.74%
Dollar Financial Corp. (a)(b)	8,571	197,133
Ezcorp, Inc. (a)(b)	5,552	68,345
Nelnet, Inc. (b)	2,302	27,048
QC Holdings, Inc. (b)	17,447	157,895
World Acceptance Corp. (a)(b)	4,416	140,650
Total Consumer Finance		591,071

Distributors - 0.05%
Source Interlink Companies, Inc. (a)(b)	20,259	38,492

Diversified Consumer Services - 1.82%
Apollo Group, Inc. (a)(b)	6,500	280,800
Career Education Corp. (a)(b)	5,688	72,351
Corinthian Colleges, Inc. (a)(b)	11,087	80,159
DeVry, Inc. (b)	9,700	405,848
INVESTools, Inc. (a)(b)	7,330	80,557
Lincoln Educational Services Corp. (a)(b)	4,455	53,460
Strayer Education, Inc. (b)	2,800	427,000
Universal Technical Institute, Inc. (a)(b)	4,431	51,976
Total Diversified Consumer Services		1,452,151

Diversified Financial Services - 0.91%
Encore Capital Group, Inc. (a)(b)	12,323	83,796
Financial Federal Corp. (b)	6,885	150,162
IntercontinentalExchange, Inc. (a)(b)	3,100	404,550
NewStar Financial, Inc. (a)(b)	16,210	83,968
Total Diversified Financial Services		722,476

Diversified Telecommunication Services - 0.28%
Atlantic Tele-Network, Inc. (b)	1,943	65,732
Cincinnati Bell, Inc. (a)(b)	25,154	107,156
D&E Communications, Inc. (b)	5,362	47,722
Total Diversified Telecommunication Services		220,610

Electric Utilities - 0.62%
El Paso Electric Co. (a)(b)	8,707	186,069
UIL Holdings Corp. (b)	7,746	233,387
Unisource Energy Corp. (b)	3,521	78,377
Total Electric Utilities		497,833

Electrical Equipment - 1.47%
Brady Corp. (b)	6,467	216,192
EnerSys (a)(b)	4,402	105,296
First Solar, Inc. (a)(b)	2,100	485,394
Regal-Beloit Corp. (b)	1,551	56,813
Sunpower Corp. (a)(b)	4,200	312,942
Total Electrical Equipment		1,176,637

Electronic Equipment & Instruments - 2.58%
Amphenol Corp. (b)	11,600	432,100
Cognex Corp. (b)	8,521	186,013
CTS Corp. (b)	4,456	47,679
Dolby Laboratories, Inc. (a)(b)	10,000	362,600
Insight Enterprises, Inc. (a)(b)	2,449	42,858
LeCroy Corp. (a)(b)	6,351	55,000
Measurement Specialties, Inc. (a)(b)	3,941	68,849
Methode Electronics, Inc. (b)	5,945	69,497
Mettler Toledo International, Inc. (a)(b)	4,700	456,464
OSI Systems, Inc. (a)(b)	2,167	49,884
Radisys Corp. (a)(b)	11,072	111,717
Rofin-Sinar Technologies, Inc. (a)(b)	2,540	114,046
TTM Technologies, Inc. (a)(b)	5,849	66,211
Total Electronic Equipment & Instruments		2,062,918

Energy Equipment & Services - 2.47%
Bristow Group, Inc. (a)(b)	979	52,543
Diamond Offshore Drilling, Inc. (b)	3,600	419,040
Dresser-Rand Group, Inc. (a)(b)	13,800	424,350
FMC Technologies, Inc. (a)(b)	8,800	500,632
Gulf Island Fabrication, Inc. (b)	2,266	65,079
Oceaneering International, Inc. (a)(b)	7,200	453,600
TGC Industries, Inc. (a)(b)	7,025	59,291
Total Energy Equipment & Services		1,974,535

Food & Staples Retailing - 0.16%
Nash Finch Co. (b)	2,096	71,222
United Natural Foods, Inc. (a)(b)	3,160	59,124
Total Food & Staples Retailing		130,346

Food Products - 1.49%
Cal-Maine Foods, Inc. (b)	6,805	227,151
Darling International, Inc. (a)(b)	3,819	49,456
Del Monte Foods Co. (b)	8,678	82,701
Diamond Foods, Inc. (b)	4,428	80,324
Flowers Foods, Inc. (b)	4,311	106,697
Omega Protein Corp. (a)(b)	3,850	52,552
TreeHouse Foods, Inc. (a)(b)	2,360	53,950
WM Wrigley Jr. Co. (b)	8,500	534,140
Total Food Products		1,186,971

Gas Utilities - 0.48%
Equitable Resources, Inc. (b)	6,500	382,850

Health Care Equipment & Supplies - 4.37%
Analogic Corp. (b)	1,196	79,582
Angiodynamics, Inc. (a)(b)	19,151	221,386
Anika Therapeutics, Inc. (a)(b)	3,800	32,224
Cantel Medical Corp. (a)(b)	4,954	52,611
Cardiac Science Corp. (a)(b)	25,366	211,806
Dentsply International, Inc. (b)	11,100	428,460
Healthtronics, Inc. (a)(b)	21,115	68,413
Idexx Laboratories, Inc. (a)(b)	7,600	374,376
Intuitive Surgical, Inc. (a)(b)	1,900	616,265
Invacare Corp. (b)	3,457	77,022
IRIS International, Inc. (a)(b)	3,726	49,444
Kinetic Concepts, Inc. (a)(b)	10,300	476,169
Merit Medical Systems, Inc. (a)(b)	6,999	110,794
Natus Medical, Inc. (a)(b)	4,496	81,602
Osteotech, Inc. (a)(b)	9,187	43,638
Stryker Corp. (b)	7,200	468,360
Young Innovations, Inc. (b)	5,508	95,399
Total Health Care Equipment & Supplies		3,487,551

Health Care Providers & Services - 1.80%
Amsurg Corp. (a)(b)	4,358	103,197
Apria Healthcare Group, Inc. (a)(b)	2,262	44,675
Cigna Corp. (b)	9,400	381,358
Continucare Corp. (a)(b)	70,302	175,052
Cross Country Healthcare, Inc. (a)(b)	8,538	105,615
Express Scripts, Inc. (a)(b)	7,200	463,104
Medical Staffing Network Holdings, Inc. (a)	5,911	27,663
PSS World Medical, Inc. (a)(b)	7,939	132,264
Total Health Care Providers & Services		1,432,928

Health Care Technology - 0.09%
SXC Health Solutions Corp. (a)(b)	6,077	72,134

Hotels Restaurants & Leisure - 3.14%
Burger King Holdings, Inc. (b)	19,650	543,519
Carrols Restaurant Group Inc. (a)(b)	7,322	65,386
CBRL Group, Inc. (b)	1,438	51,437
Dennys Corp. (a)(b)	25,881	77,125
International Game Technology (b)	8,600	345,806
Monarch Casino & Resort, Inc. (a)(b)	7,372	130,558
Multimedia Games, Inc. (a)(b)	4,509	24,078
Peet's Coffee & Tea, Inc. (a)(b)	5,863	137,839
Red Robin Gourmet Burgers, Inc. (a)(b)	1,948	73,186
Sonic Corp. (a)(b)	5,063	111,589
Tim Hortons, Inc. (b)	14,700	500,535
Yum! Brands, Inc. (b)	12,000	446,520
Total Hotels Restaurants & Leisure		2,507,578

Household Durables - 0.88%
Helen of Troy Ltd. (a)(b)	3,949	66,225
Libbey, Inc. (b)	3,872	65,204
Tupperware Brands Corp. (b)	14,700	568,596
Total Household Durables		700,025

Household Products - 0.56%
Energizer Holdings, Inc. (a)(b)	4,900	443,352

Industrial Conglomerates - 0.75%
Raven Industries, Inc. (b)	1,340	40,602
Standex International Corp. (b)	4,300	96,062
Textron, Inc. (b)	8,400	465,528
Total Industrial Conglomerates		602,192

Insurance - 0.92%
CNA Surety Corp. (a)(b)	3,799	58,429
Donegal Group, Inc. (b)	13,181	229,349
National Financial Partners Corp. (b)	2,144	48,176
PMA Capital Corp. (a)(b)	14,637	125,000
Presidential Life Corp. (b)	8,650	150,856
Quanta Capital Holdings Ltd. (a)(b)	19,044	32,946
Seabright Insurance Holdings (a)(b)	2,312	34,056
Selective Insurance Group (b)	2,398	57,264
Total Insurance		736,076

Internet & Catalog Retail - 0.80%
Amazon.Com, Inc. (a)(b)	6,500	463,450
Drugstore.Com (a)(b)	49,577	110,061
PetMed Express, Inc. (a)(b)	5,638	62,525
Total Internet & Catalog Retail		636,036

Internet Software & Services - 0.71%
Earthlink, Inc. (a)(b)	11,596	87,550
Internap Network Services Corp. (a)(b)	12,023	59,634
iPass, Inc. (a)(b)	55,018	166,154
Perficient, Inc. (a)(b)	9,795	77,772
S1 Corp. (a)(b)	8,332	59,240
United Online, Inc. (b)	4,930	52,061
Vignette Corp. (a)(b)	4,951	65,403
Total Internet Software & Services		567,814

IT Services - 2.84%
Broadridge Financial Solutions, Inc.(b)	22,600	397,760
Ciber, Inc. (a)(b)	25,300	123,970
DST Systems, Inc. (a)(b)	6,450	424,023
Euronet Worldwide, Inc. (a)(b)	2,535	48,824
Heartland Payment Systems, Inc. (b)	3,698	85,091
infoUSA, Inc. (b)	8,149	49,791
Mastercard, Inc. (b)	2,900	646,671
MPS Group, Inc. (a)(b)	6,709	79,300
Ness Technologies, Inc. (a)(b)	6,798	64,513
Perot Systems Corp. (a)(b)	5,956	89,578
Sapient Corp. (a)(b)	12,955	90,167
TNS, Inc. (b)	5,188	107,080
Virtusa Corp. (a)(b)	6,290	61,391
Total IT Services		2,268,159

Leisure Equipment & Products - 0.24%
Jakks Pacific, Inc. (a)(b)	2,593	71,489
Marine Products Corp. (b)	8,723	70,482
Polaris Industries, Inc. (b)	1,185	48,597
Total Leisure Equipment & Products		190,568

Life Sciences Tools & Services - 1.76%
Covance, Inc. (a)(b)	5,900	489,523
eResearch Technology, Inc. (a)(b)	6,128	76,110
Pharmaceutical Product Development, Inc.(b)	11,600	486,040
Waters Corp. (a)(b)	6,400	356,480
Total Life Science Tools & Services		1,408,153

Machinery - 3.90%
Barnes Group, Inc. (b)	1,378	31,625
Cummins, Inc. (b)	9,600	449,472
Deere & Co. (b)	6,100	490,684
ESCO Technologies, Inc. (a)(b)	3,151	125,158
Flowserve Corp. (b)	5,300	553,214
Gorman-Rupp Co. (b)	4,367	143,631
Joy Global, Inc. (b)	6,300	410,508
Kadant, Inc. (a)(b)	2,297	67,486
Manitowoc Co. (b)	12,450	507,960
Mueller Industries, Inc. (b)	3,503	101,061
NN, Inc. (b)	15,559	151,389
Nordson Corp. (b)	1,516	81,636
Total Machinery		3,113,824

Media - 2.56%
Central European Media Enterprises Ltd. (a)(b)	4,900	417,627
CTC Media, Inc. (a)(b)	19,000	527,250
The DIRECTV Group Inc. (a)(b)	18,200	451,178
Idearc, Inc. (b)	10,774	39,217
Saga Communications, Inc. (a)(b)	14,986	83,922
Viacom Inc. (a)(b)	11,400	451,668
World Wrestling Entertainment, Inc. (b)	4,075	75,836
Total Media		2,046,698

Metals & Mining - 1.94%
AK Steel Holding Corp. (b)	10,500	571,410
Kaiser Aluminum Corp. (b)	1,337	92,654
Southern Copper Corp. (b)	4,250	441,278
Steel Dynamics, Inc. (b)	13,400	442,736
Total Metals & Mining		1,548,078

Multi-Utilities - 0.27%
Vectren Corp. (b)	8,144	218,503

Oil, Gas & Consumable Fuels - 4.83%
Arch Coal, Inc. (b)	10,600	461,100
Bois d'Arc Energy, Inc. (a)(b)	4,460	95,845
Comstock Resources, Inc. (a)(b)	2,733	110,140
Consol Energy, Inc. (b)	7,000	484,330
Denbury Resources, Inc. (a)(b)	17,800	508,190
Frontline Ltd. (b)	10,250	471,705
Panhandle Oil And Gas, Inc. (b)	2,856	78,940
Peabody Energy Corp. (b)	9,100	464,100
Permian Basin Royalty Trust (b)	5,877	130,176
Petroquest Energy, Inc. (a)(b)	8,972	155,574
Rosetta Resources, Inc. (a)(b)	8,468	166,566
Stone Energy Corp. (a)(b)	2,144	112,153
Swift Energy Co. (a)(b)	3,467	155,980
XTO Energy, Inc. (b)	7,500	463,950
Total Oil, Gas & Consumable Fuels		3,858,749

Paper & Forest Products - 0.40%
Buckeye Technologies, Inc. (a)(b)	3,794	42,341
Deltic Timber Corp. (b)	3,510	195,507
Glatfelter (b)	5,610	84,767
Total Paper & Forest Products		322,615

Personal Products - 0.92%
Avon Products, Inc. (b)	11,600	458,664
Inter Parfums, Inc. (b)	3,457	76,330
Nu Skin Enterprises, Inc. (b)	6,589	118,734
Prestige Brands Holdings, Inc. (a)(b)	9,954	81,424
Total Personal Products		735,152

Pharmaceuticals - 0.84%
Allergan, Inc. (b)	7,300	411,647
KV Pharmaceutical Co. (a)(b)	2,956	73,782
Par Pharmaceutical Cos, Inc. (a)(b)	5,024	87,367
Perrigo Co. (b)	2,614	98,626
Salix Pharmaceuticals, Ltd. (a)(b)	173	1,087
Total Pharmaceuticals		672,509

Real Estate Investment Trusts - 2.26%
Agree Realty Corp. (b)	8,245	226,325
Anthracite Capital, Inc. (b)	16,224	107,079
CBRE Realty Finance, Inc. (b)	8,488	34,207
Getty Realty Corp. (b)	7,839	124,875
Gladstone Commercial Corp. (b)	4,920	76,506
National Health Investors, Inc. (b)	3,414	106,688
Plum Creek Timber Co. Inc. (b)	12,400	504,680
Resource Capital Corporation (b)	23,655	179,068
Strategic Hotels & Resorts, Inc. (b)	17,791	233,596
Sunstone Hotel Investors, Inc. (b)	12,940	207,169
Total Real Estate Investment Trusts		1,800,193

Road & Rail - 1.27%
Genesee & Wyoming, Inc. (a)(b)	5,615	193,156
JB Hunt Transport Services, Inc. (b)	18,150	570,454
Old Dominion Freight Line, Inc. (a)(b)	4,556	145,017
Werner Enterprises, Inc. (b)	5,842	108,428
Total Road & Rail		1,017,055

Semiconductor & Semiconductor Equipment - 4.38%
Amkor Technology, Inc. (a)(b)	19,396	207,537
Applied Materials, Inc. (b)	22,100	431,171
Cabot Microelectronics Corp. (a)(b)	1,764	56,713
Cypress Semiconductor Corp. (a)(b)	17,000	401,370
Fairchild Semiconductor International, Inc. (a)(b)	13,140	156,629
International Rectifier Corp. (a)(b)	2,791	60,007
IXYS Corp. (a)(b)	11,366	77,630
MEMC Electronic Materials, Inc. (a)(b)	7,200	510,480
Microtune, Inc. (a)(b)	23,478	85,929
Omnivision Technologies, Inc. (a)(b)	4,795	80,652
Pericom Semiconductor Corp. (a)(b)	3,252	47,739
PLX Technology, Inc. (a)(b)	13,720	91,512
PMC -Sierra, Inc. (a)(b)	31,702	180,701
Rambus, Inc. (a)(b)	24,200	564,102
Semtech Corp. (a)(b)	3,964	56,804
Silicon Laboratories, Inc. (a)(b)	2,016	63,585
Skyworks Solutions, Inc. (a)(b)	18,490	134,607
Ultratech, Inc. (a)(b)	12,164	116,896
Virage Logic Corp. (a)	29,476	169,782
Total Semiconductor & Semiconductor Equipment		3,493,846

Software - 2.66%
American Software	8,196	51,307
BMC Software, Inc. (a)	16,500	536,580
Borland Software Corp. (a)	33,352	67,371
InterVoice, Inc. (a)	9,937	79,098
Jack Henry & Associates, Inc.	21,646	534,007
JDA Software Group, Inc. (a)	2,751	50,206
Lawson Software, Inc. (a)	12,227	92,069
Radiant Systems, Inc. (a)	3,521	49,188
Renaissance Learning, Inc.	7,128	99,721
Salesforce.com, Inc. (a)	7,800	451,386
Tyler Technologies, Inc. (a)	8,120	113,518
Total Software		2,124,451

Specialty Retail - 3.34%
Abercrombie & Fitch Co.	5,700	416,898
Aeropostale, Inc. (a)	19,700	534,067
Barnes & Noble, Inc.	2,889	88,548
Best Buy Co, Inc.	9,500	393,870
Cache, Inc. (a)	6,066	68,485
Christopher & Banks Corp.	3,444	34,406
GameStop Corp. (a)	9,850	509,343
Jos. A. Bank Clothiers, Inc. (a)	1,060	21,730
Trans World Entertainment Corp.(a)	17,055	64,127
Tween Brands, Inc. (a)	1,572	38,891
Urban Outfitters, Inc. (a)	15,900	498,465
Total Specialty Retail		2,668,830

Textiles, Apparel & Luxury Goods - 0.92%
Carter's, Inc. (a)	7,320	118,218
Nike, Inc.	9,000	612,000
Total Textiles, Apparel & Luxury Goods		730,218

Thrifts & Mortgage Finance - 0.26%
Anchor Bancorp Wisconsin, Inc.	2,932	55,620
Dime Community Bancshares	5,241	91,613
Pulaski Financial Corp.	5,608	59,332
Total Thrifts & Mortgage Finance		206,565

Tobacco - 0.55%
Loews Corp. - Carolina Group	6,000	435,300

Trading Companies & Distributors - 0.61%
Applied Industrial Technologies, Inc.	1,977	59,092
Interline Brands, Inc. (a)	9,812	182,013
Lawson Products, Inc.	2,970	81,823
Nuco2, Inc. (a)	5,962	165,565
Total Trading Companies & Distributors		488,493

Water Utilities - 0.16%
Connecticut Water Service, Inc.	5,505	130,303

Wireless Telecommunication Services - 0.82%
Centennial Communications Corp. (a)	11,557	68,302
Kratos Defense & Security Solutions, Inc. (a)	24,464	44,524
SBA Communications Corp. (a)	16,950	505,619
USA Mobility, Inc.	4,539	32,408
Total Wireless Telecommunication Services		650,853

TOTAL COMMON STOCKS (Cost $67,210,195)		$68,565,245

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.58%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $7,650,960 (b)(c)	$7,649,079	7,649,079
TOTAL REPURCHASE AGREEMENTS (Cost $7,649,079)		$7,649,079

Total Investments (Cost $74,859,274) (d) - 95.46%		76,214,324
Other Assets in Excess of Liabilities - 4.54%		3,627,842
TOTAL NET ASSETS - 100.00%		$79,842,166

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-
backed securities, certificates of deposit or bankers' acceptances.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$75,031,059
Gross unrealized appreciation	5,376,079
Gross unrealized depreciation	(4,192,814)
Net unrealized appreciation	$1,183,265

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCK
3D Systems Corp.	2,862	$42,043
4Kids Entertainment, Inc.	11,992	117,162
Abington Bancorp, Inc.	21,047	217,205
ABM Industries, Inc.	9,072	203,576
Acacia Research - Acacia Technologies	8,200	47,150
Acadia Realty Trust	3,241	78,270
ACI Worldwide, Inc.	27,239	542,601
Actel Corp.	8,800	134,728
Actividentity Corp.	57,010	144,235
Adtran, Inc.	25,000	462,500
Advanced Energy Industries, Inc.	5,171	68,567
AEP Industries, Inc.	5,073	153,661
Akamai Technologies, Inc.	12,900	363,264
Allegheny Technologies, Inc.	5,400	385,344
Alliance Imaging, Inc.	6,417	55,186
Allis-Chalmers Energy, Inc.	3,801	52,416
AM Castle & Co.	2,697	72,819
Amcore Financial, Inc.	1,695	34,493
American Campus Communities, Inc.	2,743	75,048
American Eagle Outfitters, Inc.	24,850	435,123
American Land Lease, Inc.	5,894	121,299
American Science & Engineering, Inc.	2,300	125,511
Amylin Pharmaceuticals, Inc.	14,100	411,861
Analog Devices, Inc.	13,850	408,852
APP Pharmaceuticals, Inc.	22,550	272,404
Applied Micro Circuits Corp.	8,844	63,500
Arbitron, Inc.	4,049	174,755
Array Biopharma, Inc.	7,312	51,257
Associated Estates Realty Corp.	3,503	40,074
Atlas America, Inc.	2,256	136,353
Audiovox Corp.	17,549	187,423
Avatar Holdings, Inc.	1,401	61,070
Avery Dennison Corp.	8,850	435,862
Baker Hughes, Inc.	6,700	458,950
Ball Corp.	11,100	509,934
Banner Corp.	1,926	44,375
Bare Escentuals, Inc.	19,100	447,322
Bed Bath & Beyond, Inc.	15,500	457,250
Beneficial Mutual Bancorp, Inc.	21,759	215,197
BJ Services Co.	18,650	531,711
The Black & Decker Corp.	6,900	456,090
Blackboard, Inc.	5,708	190,248
BMP Sunstone Corp.	9,475	72,579
Boston Beer Co, Inc.	2,102	99,929
Brookline Bancorp, Inc.	5,352	61,441
Brooks Automation, Inc.	9,682	94,109
Brown & Brown, Inc.	20,800	361,504
BRT Realty Trust	4,533	63,507
Builders FirstSource, Inc.	7,073	51,350
Cabot Corp.	1,936	54,208
Calavo Growers, Inc.	3,369	58,553
Callidus Software, Inc.	8,656	41,635
CapLease, Inc.	20,010	155,478
Cascade Microtech, Inc.	6,456	51,519
The Cato Corp.	3,698	55,248
Cavco Industries, Inc.	4,545	159,257
CBRL Group, Inc.	16,800	600,936
Celadon Group, Inc.	8,750	84,700
Centennial Bank Holdings, Inc.	17,091	107,331
Center Bancorp, Inc.	11,084	117,712
Centerstate Banks of Florida, Inc.	4,165	53,312
Central Vermont Public Service Corp.	6,427	153,605
Cephalon, Inc.	7,700	495,880
Cerus Corp.	4,812	27,765
Ceva, Inc.	14,624	111,874
The Cheesecake Factory	25,000	544,750
Cheniere Energy, Inc.	25,218	499,316
Choice Hotels International, Inc.	15,000	511,650
Churchill Downs, Inc.	5,140	242,814
CIRCOR International, Inc.	2,610	120,713
Cirrus Logic, Inc.	10,238	68,799
Clean Energy Fuels Corp.	1,198	16,005
Clinical Data Inc New	2,306	42,638
CMGI, Inc.	4,073	54,008
Coca-Cola Bottling Co Consolidated	3,994	246,110
Coeur d'Alene Mines Corp.	25,235	101,949
Cogent Communications Group, Inc.	1,914	35,045
Cognizant Technology Solutions Corp.	18,500	533,355
Cohu, Inc.	3,344	54,340
Commercial Vehicle Group, Inc.	15,950	158,065
comScore, Inc.	3,148	63,149
Conceptus, Inc.	12,623	234,283
Consolidated Communications Holdings, Inc.	5,103	77,208
Copa Holdings SA	13,900	529,729
Corporate Executive Board Co.	8,500	344,080
Corporate Office Properties Trust	4,079	137,095
Courier Corp.	4,367	108,957
Cousins Properties, Inc.	21,550	532,501
Cross Timbers Royalty Trust	4,656	228,377
CSG Systems International, Inc.	24,600	279,702
Data Domain, Inc.	3,183	75,755
DaVita, Inc.	11,100	530,136
Delta Petroleum Corp.	3,107	70,032
Demandtec, Inc.	9,061	92,422
Dillard's Inc.	10,642	183,149
Downey Financial Corp.	1,561	28,691
Eagle Materials, Inc.	16,608	590,414
Electronics for Imaging	2,508	37,419
Elixir Gaming Technologies, Inc.	31,685	61,469
Embarq Corp.	10,550	423,055
EMC Insurance Group, Inc.	5,871	157,871
Emeritus Corp.	1,441	30,059
Encore Wire Corp.	2,267	41,282
Endo Pharmaceuticals Holdinds, Inc.	18,700	447,678
Energy Partners Ltd.	3,402	32,217
EnerNOC, Inc.	750	8,550
Entravision Communications Corp.	11,184	74,485
Epoch Holding Corp.	4,826	57,815
Equity Lifestyle Properties, Inc.	3,179	156,947
ev3, Inc.	5,906	48,075
Evercore Partners, Inc.	1,536	27,264
Evolution Petroleum Corp.	9,840	44,772
Exar Corp.	7,821	64,367
Expeditors International Washington, Inc.	11,200	506,016
Fairpoint Communications, Inc.	9,003	81,207
Farmer Bros Co.	9,847	227,860
Federal Signal Corp.	12,619	176,161
FEI Co.	6,824	148,968
First Bancorp Puerto Rico	9,015	91,592
First Citizens BancShares, Inc./NC	1,556	216,829
First Industrial Realty Trust, Inc.	1,806	55,787
Fisher Communications, Inc.	4,934	153,743
Flanders Corp.	5,866	35,724
Franklin Electric Co, Inc.	4,336	148,161
Franklin Resources, Inc.	4,700	455,853
Franklin Street Properties Corp.	12,909	184,857
Fred's, Inc.	6,909	70,817
FreightCar America, Inc.	2,284	78,341
Gen-Probe, Inc.	9,800	472,360
Gentex Corp.	29,100	499,065
The Geo Group Inc.	7,845	223,112
Graco, Inc.	13,300	482,258
Great Atlantic & Pacific Tea Co.	9,259	242,771
Great Northn Iron Ore Properties	1,169	155,243
Great Wolf Resorts, Inc.	14,931	95,260
GSE Systems, Inc.	5,259	42,808
GSI Commerce, Inc.	11,711	154,000
Guidance Software, Inc.	15,795	141,365
H&R Block, Inc.	27,900	579,204
Harleysville National Corp.	11,858	170,992
Harman International Industries, Inc.	7,800	339,612
Harte-Hanks, Inc.	25,150	343,801
Hayes Lemmerz International, Inc.	10,276	28,670
Hecla Mining Co.	4,009	44,740
Hercules, Inc.	26,800	490,172
Heritage Commerce Corp.	10,449	191,530
Hershey Foods Corp.	12,700	478,409
Hilb Rogal & Hobbs Co.	6,446	202,856
HNI Corp.	14,050	377,805
Holly Corp.	9,900	429,759
Ibasis, Inc.	7,152	29,323
ICT Group, Inc.	2,574	25,972
IDT Corp.	11,856	45,883
Ikanos Communications	12,636	57,747
Illinois Tool Works, Inc.	10,300	496,769
Imation Corp.	2,020	45,935
Imperial Sugar Co.	4,899	92,199
IMS Health, Inc.	21,400	449,614
Indevus Pharmaceuticals, Inc.	15,753	75,142
Innovative Solutions & Support, Inc.	2,802	29,617
Insulet Corp.	4,789	68,962
Integrated Electrical Svc	1,174	18,444
International Flavors & Fragrances, Inc.	10,700	471,335
Intevac, Inc.	2,303	29,824
Inverness Medical Innovations, Inc.	1,091	32,839
Irwin Financial Corp.	1,216	6,457
ITT Corp.	9,400	487,014
J&J Snack Foods Corp.	2,557	70,241
KBW, Inc.	3,930	86,657
Kenneth Cole Productions, Inc.	3,844	65,117
Keynote Systems, Inc.	2,603	30,689
Kilroy Realty Corp.	10,000	491,100
K-Swiss, Inc.	3,856	61,002
Lamar Advertising Co.	10,900	391,637
Lattice Semiconductor Corp.	23,758	67,473
Lexmark International, Inc.	13,900	427,008
Limited Brands, Inc.	20,700	353,970
Linear Technology Corp.	17,600	540,144
Lions Gate Entertainment Corp.	20,410	198,998
Live Nation, Inc.	6,771	82,132
Loral Space & Communications, Inc.	1,686	40,194
Luminex Corp.	4,286	84,220
Matrix Service Co.	5,942	102,084
Mattel, Inc.	24,200	481,580
Maui Land & Pineapple Co, Inc.	1,405	44,805
MBT Financial Corp.	9,060	77,916
Media General, Inc.	1,327	18,605
Medical Action Industries, Inc.	3,641	59,822
Medicis Pharmaceutical	18,500	364,265
Metabolix, Inc.	3,254	35,631
Metrocorp Bancshares, Inc.	4,428	56,634
MGE Energy, Inc.	6,843	233,073
Microchip Technology, Inc.	17,100	559,683
MicroStrategy, Inc.	1,107	81,907
Midas, Inc.	1,456	25,029
Miller Industries, Inc.	5,818	56,027
MKS Instruments, Inc.	11,241	240,557
Monmouth Real Estate Investment Corp.	23,430	187,440
Monster Worldwide, Inc.	15,100	365,571
Moody's Corp.	11,800	410,994
Morgans Hotel Group Co.	2,506	37,139
MoSys, Inc.	20,580	89,729
MSC Industrial Direct Co.	12,300	519,675
Nalco Holding Co.	20,400	431,460
NASB Financial, Inc.	1,586	41,553
National Healthcare Corp.	4,551	221,634
National Retail Properties, Inc.	1,447	31,906
National Semiconductor Corp.	22,850	418,612
Navigant Consulting, Inc.	4,015	76,205
NetApp, Inc.	17,500	350,875
Nexstar Broadcasting Group, Inc.	2,955	17,435
NII Holdings, Inc.	11,600	368,648
Northrim Bancorp, Inc.	5,384	97,881
Numerex Corp Pa	21,175	148,225
NxStage Medical, Inc.	19,110	82,555
NYMAGIC, Inc.	1,370	31,113
Office Depot, Inc.	15,800	174,590
Opnet Technologies, Inc.	4,493	36,573
Oritani Financial Corp.	13,671	207,389
OYO Geospace Corp.	1,158	52,596
Packaging Corp of America	22,500	502,425
Pactiv Corp.	18,900	495,369
P.A.M. Transportation Services, Inc.	2,335	36,333
Panera Bread Co.	11,250	471,263
Parallel Petroleum Corp.	2,916	57,066
Parametric Technology Corp.	30,600	488,988
Patriot Capital Funding, Inc.	16,808	175,980
Patriot Transportation Holding, Inc.	2,861	224,417
PDI, Inc.	7,405	62,350
PDL BioPharma, Inc.	26,400	279,576
Pegasystems, Inc.	21,796	209,895
PennantPark Investment Corp.	9,386	79,875
Peoples United Financial, Inc.	30,900	534,879
Perma-Fix Environmental Services	16,658	26,986
Petsmart, Inc.	23,900	488,516
Pharmerica Corp.	15,734	260,712
Photronics, Inc.	7,777	74,270
Pico Holdings, Inc.	4,123	124,638
Pinnacle Entertainment, Inc.	2,244	28,723
Pitney Bowes, Inc.	14,100	493,782
Playboy Enterprises, Inc.	10,959	91,288
Plug Power, Inc.	14,852	46,190
PNM Resources, Inc.	3,646	45,466
Polo Ralph Lauren Corp.	8,100	472,149
Polypore International, Inc.	4,722	97,698
Pool Corporation	15,350	289,962
PPG Industries, Inc.	7,300	441,723
Preformed Line Products Co.	1,012	49,264
PRG-Schultz International, Inc.	5,000	43,700
Princeton Review, Inc.	12,324	96,990
PrivateBancorp, Inc.	7,016	220,794
Prudential Bancorp, Inc. of Pennsylvania	5,209	64,331
RealNetworks, Inc.	10,978	62,904
Red Hat, Inc.	25,600	470,784
Rentrak Corp.	5,547	67,008
Rex Energy Corporation	5,423	90,239
Rigel Pharmaceuticals, Inc.	15,243	284,434
RightNow Technologies, Inc.	5,763	68,580
Robert Half International, Inc.	17,250	444,015
Rockwell Automation, Inc.	8,000	459,360
Rogers Corp.	1,717	57,365
Rudolph Technologies, Inc.	8,035	78,502
Saba Software, Inc.	6,364	23,865
Sara Lee Corp.	38,600	539,628
Savient Pharmaceuticals, Inc.	3,839	76,780
SAVVIS, Inc.	3,596	58,507
Scotts Miracle-Gro Co.	14,500	470,090
Semitool, Inc.	9,630	80,122
SenoRx, Inc.	8,482	54,709
Sepracor, Inc.	13,450	262,544
The Sherwin-Williams Co.	9,500	484,880
Shutterfly, Inc.	3,424	50,915
SI Financial Group, Inc.	4,711	45,909
Silgan Holdings, Inc.	4,945	245,420
Silicon Graphics, Inc.	2,861	33,931
Silicon Storage Technology, Inc.	12,588	32,981
Skyline Corp.	2,821	78,480
Smithtown Bancorp, Inc.	5,310	111,032
Solera Holdings, Inc.	4,841	117,927
Sonoco Products Co.	15,900	455,217
Southwest Bancorp, Inc.	3,826	66,993
Southwest Gas Corp.	6,664	186,325
Southwest Water Co.	11,341	125,545
Spansion, Inc.	11,097	30,517
Speedway Motorsports, Inc.	2,978	74,658
Stamps.com, Inc.	5,859	60,113
Starwood Hotels & Resorts Worldwide, Inc.	9,250	478,688
The Steak N Shake Co.	12,448	97,966
STEC, Inc.	9,176	56,799
Stewart Information Services Corp.	4,218	118,062
Stratus Properties, Inc.	4,857	143,136
Sturm Ruger & Co, Inc.	3,896	32,103
SumTotal Systems, Inc.	10,324	43,051
Sunoco, Inc.	9,300	487,971
Supertex, Inc.	1,284	26,206
SupportSoft, Inc.	53,204	175,573
SurModics, Inc.	5,190	217,357
Switch & Data Facilities Co., Inc.	2,792	28,506
SWS Group, Inc.	3,861	47,220
Syms Corp.	4,972	59,266
Symyx Technologies	1,237	9,278
SYSCO Corp.	16,800	487,536
Targacept, Inc.	9,248	67,788
Taylor Capital Group, Inc.	2,768	45,451
TCF Financial Corp.	26,300	471,296
TechTarget, Inc.	4,272	60,534
Terex Corp.	6,800	425,000
Tesco Corp.	5,458	130,719
Tetra Technologies, Inc.	20,700	327,888
Texas Industries, Inc.	748	44,962
Thor Industries, Inc.	10,900	324,493
Thoratec Corp.	11,425	163,263
THQ, Inc.	2,910	63,438
Timberland Co.	2,404	33,007
Titan International, Inc.	4,734	144,908
Titanium Metals Corp.	18,950	285,198
TomoTherapy, Inc.	3,656	52,464
Tootsie Roll Industries, Inc.	9,787	246,638
Toreador Resources Corp.	4,601	35,796
Tractor Supply Co.	12,700	501,904
Trailer Bridge	2,233	19,807
Trizetto Group	11,945	199,362
Tronox, Inc.	8,159	31,820
TurboChef Technologies, Inc.	3,761	24,522
UDR, Inc.	23,300	571,316
Ultra Clean Holdings	5,370	52,626
Union Bankshares Corp.	7,757	150,253
Universal Forest Products, Inc.	3,653	117,627
Universal Stainless & Alloy Products, Inc.	889	26,412
USA Truck, Inc.	8,443	108,999
UTI Worldwide, Inc.	23,300	467,864
Valeant Pharmaceuticals International	38,400	492,672
Valueclick, Inc.	24,000	414,000
VCA Antech, Inc.	13,800	377,430
Veeco Instruments, Inc.	10,901	181,284
Venoco, Inc.	2,262	26,284
Vertex Pharmaceuticals, Inc.	21,255	507,782
ViewPoint Financial Group	8,295	136,950
Walter Industries, Inc.	1,997	125,072
Watsco, Inc.	1,588	65,775
Wauwatosa Holdings, Inc.	18,601	221,352
WellCare Health Plans, Inc.	10,700	416,765
Wendy's International, Inc.	18,200	419,692
WESCO International, Inc.	10,450	381,321
West Marine, Inc.	4,852	33,818
West Pharmaceutical Services, Inc.	1,772	78,376
Western Refining, Inc.	18,800	253,236
Whole Foods Market, Inc.	11,850	390,695
Winthrop Realty Trust	44,193	182,075
York Water Co.	14,852	222,631
Zale Corp.	2,840	56,118
Zygo Corp.	9,334	116,115
TOTAL COMMON STOCK (Proceeds $77,995,361)		68,506,858

Total Securities Sold Short (Proceeds $77,995,361)		$68,506,858

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 67,020,627	$ 65,442,157
Level 2 - Other significant observable inputs	9,193,697	3,064,701
Level 3 - Significant unobservable inputs	—	—
Total	$ 76,214,324	$ 68,506,858

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 86.77%
Aerospace & Defense - 0.78%
KBR, Inc. (b)	18,300	$507,459

Capital Markets - 0.87%
WP Carey & Co LLC (b)	18,950	567,932

Commercial Services & Supplies - 0.40%
Cornell Cos, Inc. (b)	11,600	260,536

Construction & Engineering - 10.21%
Aecom Technology Corp. (a)(b)	35,700	928,557
EMCOR Group, Inc. (a)(b)	51,700	1,148,257
Fluor Corp. (b)	10,100	1,425,716
Perini Corp. (a)(b)	65,700	2,380,311
The Shaw Group Inc. (a)(b)	16,000	754,240
Total Construction & Engineering		6,637,081

Diversified REITs - 5.24%
CapLease, Inc. (b)	82,800	643,356
Investors Real Estate Trust (b)	179,100	1,751,598
Liberty Property Trust (b)	32,500	1,011,075
Total Diversified REITs		3,406,029

Health Care Providers & Services - 1.97%
Five Star Quality Care, Inc. (a)(b)	98,400	624,840
Tenet Healthcare Corp. (a)(b)	116,300	658,258
Total Health Care Providers & Services		1,283,098

Hotels Restaurants & Leisure - 6.31%
Cedar Fair L P (b)	53,900	1,253,175
Churchill Downs, Inc. (b)	12,500	590,500
Great Wolf Resorts, Inc. (a)(b)	1,400	8,932
International Speedway Corp. (b)	20,800	856,960
Rick's Cabaret International, Inc. (a)(b)	59,200	1,353,904
Speedway Motorsports, Inc. (b)	1,500	37,605
Total Hotels Restaurants & Leisure		4,101,076

Household Durables - 5.50%
Lennar Corp. (b)	24,400	458,964
M/I Homes, Inc. (b)	56,100	952,578
Meritage Homes Corp. (a)(b)	37,667	727,726
NVR, Inc. (a) (b)	2,400	1,434,000
Total Household Durables		3,573,268

Industrial REITs - 4.22%
Dupont Fabros Technology Inc. (b)	24,800	408,952
Prologis (b)	39,700	2,336,742
Total Industrial REITs		2,745,694

Management Services - 0.78%
Michael Baker Corp. (a)(b)	22,500	505,350

Mortgage REITs - 4.03%
Annaly Mortgage Management, Inc. (b)	22,900	350,828
Anworth Mortgage Asset Corp. (b)	206,976	1,268,763
MFA Mortgage Investments, Inc. (b)	158,920	1,001,196
Total Mortgage REITs		2,620,787

Office REITs - 10.56%
Alexandria Real Estate Equities, Inc. (b)	5,900	547,048
BioMed Realty Trust, Inc. (b)	46,600	1,113,274
Boston Properties, Inc. (b)	10,400	957,528
Corporate Office Properties Trust SBI MD (b)	21,300	715,893
Douglas Emmett, Inc. (b)	45,200	997,112
Highwoods Properties, Inc. (b)	42,400	1,317,368
Kilroy Realty Corp. (b)	8,600	422,346
Mack-Cali Realty Corp. (b)	21,700	774,907
Mission West Properties, Inc. (b)	2,000	18,900
Total Office REITs		6,864,376

Real Estate Management & Development - 6.13%
Grubb & Ellis Co. (b)	148,700	1,021,569
Jones Lang LaSalle, Inc. (b)	9,400	726,996
The St Joe Co. (b)	32,400	1,390,932
Tejon Ranch Co. (a) (b)	22,700	847,164
Total Real Estate management & Development		3,986,661

Residential REITs - 5.78%
AvalonBay Communities, Inc. (b)	4,100	395,732
Equity Lifestyle Properties, Inc. (b)	28,100	1,387,297
Equity One, Inc. (b)	27,600	661,572
GMH Communities Trust (b)	26,100	226,548
Post Properties, Inc. (b)	21,200	818,744
UDR, Inc. (b)	10,800	264,816
Total Residential REITs		3,754,709

Retail REITs - 7.95%
Agree Realty Corp. (b)	36,363	998,164
AmREIT, Inc. (b)	6,750	48,262
The Macerich Co. (b)	20,400	1,433,508
National Retail Properties, Inc. (b)	35,500	782,775
Ramco-Gershenson Properties (b)	20,800	439,088
Taubman Centers, Inc. (b)	28,100	1,464,010
Total Retail REITs		5,165,807

Specialized REITs - 15.45%
Ashford Hospitality Trust, Inc. (b)	206,100	1,170,648
Cogdell Spencer, Inc.	27,800	437,016
Extra Space Storage, Inc.	13,500	218,565
Hersha Hospitality Trust	174,479	1,575,546
Medical Properties Trust, Inc.	81,500	922,580
National Health Investors, Inc.	38,200	1,193,750
Omega Healthcare Investors, Inc.	88,422	1,535,006
Plum Creek Timber Co. Inc.	26,000	1,058,200
Rayonier, Inc.	19,900	864,456
Sunstone Hotel Investors, Inc.	15,218	243,640
Ventas, Inc.	18,400	826,344
Total Specialized REITs		10,045,751

Specialty Retail - 0.59%
Penske Auto Group, Inc.	19,700	383,362
TOTAL COMMON STOCKS (Cost $57,073,837)		$56,408,976

EXCHANGE TRADED FUNDS - 2.12%
Federal Realty Investment Trust	17,700	1,379,715

TOTAL EXCHANGE TRADED FUNDS (Cost $1,290,591)		$1,379,715

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 14.11%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $9,176,127 (b)(c)	$9,174,560	9,174,560
TOTAL REPURCHASE AGREEMENTS (Cost $9,174,560)		$9,174,560

Total Investments (Cost $67,538,988) (d) - 103.00%		66,963,251
Liabilities in Excess of Other Assets - (3.00%)		(1,954,140)
TOTAL NET ASSETS - 100.00%		$65,009,111

Percentages are stated as a percent of net assets.

(a) Non-income Producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S Government Agency securities, U.S. Government Agency mortgage-
backed securities, certificates of deposit or bankers' acceptances.
(d) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$68,167,574
Gross unrealized appreciation	2,077,250
Gross unrealized depreciation	(3,281,573)
Net unrealized depreciation	$(1,204,323)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK
Alesco Financial, Inc.	36,000	$103,680
American Land Lease, Inc.	15,300	314,874
Apartment Investment & Management Co.	5,200	186,212
Brandywine Realty Trust	98,700	1,673,952
BRE Properties	3,900	177,684
Camden Property Trust	24,600	1,234,920
Cavco Industries, Inc.	50,991	1,786,725
CB Richard Ellis Group, Inc.	60,800	1,315,712
CBL & Associates Properties, Inc.	59,500	1,400,035
CBRE Realty Finance, Inc.	237,722	958,020
Centex Corp.	58,200	1,409,022
Colonial Properties Trust	105,900	2,546,895
Cousins Properties, Inc.	50,037	1,236,414
DR Horton, Inc.	7,500	118,125
Duke Realty Corp.	63,300	1,443,873
Dycom Industries, Inc.	52,300	628,123
EastGroup Properties, Inc.	11,200	520,352
FelCor Lodging Trust, Inc.	26,744	321,730
First Industrial Realty Trust, Inc.	55,500	1,714,395
First Potomac Realty Trust	62,000	952,940
Gaylord Entertainment Co.	5,400	163,566
Getty Realty Corp.	53,301	849,085
Glimcher Realty Trust	69,700	833,612
HCP, Inc.	26,200	885,822
Health Care REIT, Inc.	4,900	221,137
Healthcare Realty Trust, Inc.	71,600	1,872,340
Healthsouth Corp.	119,522	2,126,296
Hilltop Holdings, Inc.	230,954	2,401,922
Home Properties, Inc.	11,268	540,751
HRPT Properties Trust	139,700	940,181
Insituform Technologies, Inc.	105,077	1,453,215
KB Home	33,100	818,563
Kimco Realty Corp.	9,600	376,032
KKR Financial Holdings LLC	142,200	1,800,252
Las Vegas Sands Corp.	18,900	1,391,796
Life Time Fitness, Inc.	8,400	262,164
Marcus Corp.	60,200	1,155,840
Marriott International, Inc./DE	24,200	831,512
MGM Mirage	15,000	881,550
Morgans Hotel Group Co.	85,000	1,259,700
Orient-Express Hotels Ltd	5,900	254,644
Pennsylvania Real Estate Investment Trust	25,400	619,506
Pico Holdings, Inc.	20,598	622,678
Potlatch Corp.	20,500	846,035
Public Storage, Inc.	10,800	957,096
Pulte Homes, Inc.	27,600	401,580
Quanta Services, Inc.	7,500	173,775
Saul Centers, Inc.	23,900	1,200,736
Skyline Corp.	74,189	2,063,938
Sun Communities, Inc.	10,500	215,250
Town Sports International Holdings, Inc.	85,100	545,491
TravelCenters of America LLC	144,325	880,382
URS Corp.	119,300	3,899,917
U-Store-It Trust	160,899	1,822,986
TOTAL COMMON STOCK (Proceeds $59,475,287)		55,613,033

Total Securities Sold Short (Proceeds $59,475,287)		$55,613,033

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 22,214,775	$ 28,646,488
Level 2 - Other significant observable inputs	44,748,476	26,966,545
Level 3 - Significant unobservable inputs	—	—
Total	$ 66,963,251	$ 55,613,033

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS - 74.41%

Aerospace & Defense - 1.35%
Herley Industries, Inc. (a)	30,000	$310,200
Honeywell International, Inc.	1,000	56,420
Kaman Corp.	8,500	240,465
Total Aerospace & Defense		607,085

Auto Components - 0.19%
Midas, Inc. (a)	5,000	85,950

Beverages - 0.52%
Scottish & Newcastle Plc	15,000	235,180

Biotechnology - 0.27%
Biogen Idec, Inc. (a)	2,000	123,380

Building Products - 0.19%
Griffon Corp. (a)	10,000	86,000

Capital Markets - 0.35%
BKF Capital Group, Inc. (a)	3,000	5,760
SWS Group, Inc.	12,500	152,875
Total Capital Markets		158,635

Chemicals - 1.31%
Ferro Corp.	15,000	222,900
Hercules, Inc.	4,000	73,160
Sensient Technologies Corp.	10,000	294,900
Total Chemicals		590,960

Commercial Banks - 1.28%
PNC Financial Services Group, Inc.	3,000	196,710
The Toronto Dominion Bank	6,213	381,168
Wachovia Corp.	1	27
Total Commercial Banks		577,905

Commercial Services & Supplies - 3.81%
ChoicePoint, Inc. (a)	30,000	1,428,000
H&R Block, Inc.	8,000	166,080
Republic Services, Inc.	3,000	87,720
Waste Industries USA, Inc.	1,000	36,150
Total Commercial Services & Supplies		1,717,950

Communications Equipment - 0.08%
Belden, Inc.	1,000	35,320

Computers & Peripherals - 2.25%
Diebold, Inc.	27,000	1,013,850

Consumer Finance - 1.74%
American Express Co.	6,000	262,320
SLM Corp. (a)	34,000	521,900
Total Consumer Finance		784,220

Containers & Packaging - 0.04%
Myers Industries, Inc.	1,500	19,695

Diversified Consumer Services - 0.75%
Corinthian Colleges, Inc. (a)	47,000	339,810

Diversified Financial Services - 1.49%
Citigroup, Inc.	13,000	278,460
GATX Corp.	10,000	390,700
Total Diversified Financial Services		669,160

Diversified Telecommunication Services - 1.28%
Asia Satellite Telecommunications Holdings Ltd. - ADR	5,000	89,914
Cincinnati Bell, Inc. (a)	20,000	85,200
Sprint Nextel Corp.	60,000	401,400
Total Diversified Telecommunication Services		576,514

Electric Utilities - 0.47%
DPL, Inc.	2,000	51,280
NSTAR	3,000	91,290
Westar Energy, Inc.	3,000	68,310
Total Electric Utilities		210,880

Electrical Equipment - 0.89%
Cooper Industries Ltd.	2,000	80,300
SL Industries, Inc. (a)	7,000	139,300
Thomas & Betts Corp. (a)	5,000	181,850
Total Electrical Equipment		401,450

Electronic Equipment & Instruments - 1.06%
Excel Technology, Inc. (a)	10,000	269,600
Park Electrochemical Corp.	8,000	206,800
Total Electronic Equipment & Instruments		476,400

Energy Equipment & Services - 1.81%
Grant Prideco, Inc. (a)	9,000	442,980
Rowan Cos, Inc.	9,000	370,620
Total Energy Equipment & Services		813,600

Food & Staples Retailing - 0.24%
BJ's Wholesale Club, Inc. (a)	500	17,845
Supervalu, Inc.	3,000	89,940
Total Food & Staples Retailing		107,785

Food Products - 2.48%
Cadbury Schweppes PLC - ADR	10,000	442,200
Campbell Soup Co.	4,000	135,800
HJ Heinz Co.	4,000	187,880
Sara Lee Corp.	10,000	139,800
Tootsie Roll Industries, Inc.	8,364	210,763
Total Food Products		1,116,443

Health Care Equipment & Supplies - 4.64%
Advanced Medical Optics, Inc. (a)	20,000	406,000
Angiodynamics, Inc. (a)	12,000	138,720
Arthrocare Corp. (a)	12,000	400,200
Conmed Corp. (a)	2,500	64,100
Kensey Nash Corp. (a)	1,000	28,950
Osteotech, Inc. (a)	1,000	4,750
Possis Medical, Inc. (a)	45,000	876,600
RTI Biologics, Inc. (a)	4,500	42,525
St. Jude Medical, Inc. (a)	3,000	129,570
Total Health Care Equipment & Supplies		2,091,415

Health Care Providers & Services - 0.05%
Chemed Corp.	500	21,100

Health Care Technology - 0.09%
AMICAS, Inc. (a)	18,000	40,500

Hotels Restaurants & Leisure - 3.71%
Boyd Gaming Corp.	17,000	340,000
Churchill Downs, Inc.	6,000	283,440
Dover Motorsports, Inc.	2,000	12,300
Ladbrokes Plc	10,294	63,588
MGM Mirage (a)	12,500	734,625
The Steak N Shake Co. (a)	30,000	236,100
Total Hotels Restaurants & Leisure		1,670,053

Household Durables - 0.69%
Harman International Industries, Inc.	2,000	87,080
Nobility Homes, Inc.	8,000	140,000
Skyline Corp.	3,000	83,460
Total Household Durables		310,540

Independent Power Producers & Energy Traders - 0.26%
NRG Energy, Inc. (a)	3,000	116,970

Insurance - 3.29%
CNA Surety Corp. (a)	12,000	184,560
The Midland Co.	20,000	1,298,600
Total Insurance		1,483,160

Internet Software & Services - 1.93%
Yahoo!, Inc. (a)	30,000	867,900

IT Services - 0.11%
Affiliated Computer Services, Inc. (a)	1,000	50,110

Leisure Equipment & Products - 0.06%
Fairchild Corp. (a)	11,000	25,080

Machinery - 1.82%
Ampco-Pittsburgh Corp.	5,000	214,950
ITT Corp.	4,000	207,240
Navistar International Corp. (a)	5,000	300,750
Tennant Co.	1,000	39,810
Watts Water Technologies, Inc.	2,000	56,060
Total Machinery		818,810

Media - 7.85%
Cablevision Systems Corp. (a)	30,000	642,900
CBS Corp.	4,500	99,450
Clear Channel Communications, Inc.	5,800	169,476
Clear Channel Outdoor Holdings, Inc. (a)	4,000	76,040
DIRECTV Group Inc/The (a)	26,000	644,540
Discovery Holding Co. (a)	2,000	42,440
DISH Network Corp. (a)	6,000	172,380
Emmis Communications Corp. (a)	15,000	52,200
Fisher Communications, Inc. (a)	6,000	186,960
Gemstar-TV Guide International, Inc. (a)	130,000	611,000
Liberty Media Corp. - Capital (a)	3,000	47,220
Liberty Media Corp. - Entertainment (a)	12,000	271,680
Lin TV Corp. (a)	24,000	230,640
Media General, Inc.	12,000	168,240
Salem Communications Corp.	5,000	20,050
Triple Crown Media, Inc. (a)	500	1,395
Warner Music Group Corp.	18,000	89,640
Young Broadcasting, Inc. (a)	15,000	11,400
Total Media		3,537,651

Metals & Mining - 2.22%
Alcoa, Inc.	3,000	108,180
Barrick Gold Corp.	6,000	260,700
Rio Tinto PLC - ADR	1,500	617,760
WHX Corp. (a)	6,000	15,750
Total Metals & Mining		1,002,390

Multi-Utilities - 3.67%
Aquila, Inc. (a)	280,000	898,800
Energy East Corp.	12,000	289,440
Northwestern Corp.	19,000	463,030
Suez SA (a)(c)	3,200	51
Total Multi-Utilities		1,651,321

Oil, Gas & Consumable Fuels - 1.17%
Anadarko Petroleum Corp.	1,500	94,545
Chevron Corp.	1,000	85,360
James River Coal Co. (a)	17,000	297,840
WesternZagros Resources Ltd. (a)	20,000	47,542
Total Oil, Gas & Consumable Fuels		525,287

Pharmaceuticals - 1.60%
Alpharma, Inc. (a)	9,000	235,890
Collagenex Pharmaceuticals, Inc. (a)	24,000	397,680
Taro Pharmaceutical Industries Ltd. (a)	500	3,912
Wyeth	2,000	83,520
Total Pharmaceuticals		721,002

Software - 6.19%
BEA Systems, Inc. (a)	80,000	1,532,000
BladeLogic, Inc. (a)	20,094	563,637
Borland Software Corp. (a)	5,000	10,100
GSE Systems, Inc. (a)	283	2,303
NAVTEQ Corp. (a)	1,000	68,000
Take-Two Interactive Software, Inc. (a)	24,000	612,480
Total Software		2,788,520

Specialty Retail - 1.03%
CSK Auto Corp. (a)	48,000	446,880
Pier 1 Imports, Inc. (a)	3,000	18,840
Total Specialty Retail		465,720

Thrifts & Mortgage Finance - 0.65%
Flushing Financial Corp.	4,000	70,320
NewAlliance Bancshares, Inc.	18,000	220,680
Total Thrifts & Mortgage Finance		291,000

Trading Companies & Distributors - 4.23%
Nuco2, Inc. (a)	19,000	527,630
UAP Holdings Corp.	36,000	1,380,240
Total Trading Companies & Distributors		1,907,870

Wireless Telecommunication Services - 5.30%
Centennial Communications Corp. (a)	23,000	135,930
Millicom International Cellular SA (a)	2,500	236,375
Price Comm. Corp. Liq Trust (a)(d)	1,000	0
Rural Cellular Corp. (a)	37,500	1,658,625
US Cellular Corp. (a)	6,500	357,500
Total Wireless Telecommunication Services		2,388,430

TOTAL COMMON STOCKS (Cost $35,986,070)		$33,523,001

CONVERTIBLE PREFERRED STOCKS - 0.08%
Media - 0.08%
Shaw Communications, Inc. - ADR	2,000	36,360
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,347)		$36,360

	Principal
	Amount
REPURCHASE AGREEMENTS - 26.59%
The Bear Stearns Companies, Inc.,
1.700%, dated 3/31/2008, due 4/1/2008,
repurchase price $11,983,411 (b)	$11,981,386	11,981,386
TOTAL REPURCHASE AGREEMENTS (Cost $11,981,386)		$11,981,386

Total Investments (Cost $47,993,803) (e) - 101.08%		45,540,747
Liabilities in Excess of Other Assets - (1.08%)		(487,531)
TOTAL NET ASSETS - 100.00%		$45,053,216

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.

(a) Non-income Producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-
backed securities, certificates of deposit or bankers' acceptances.
(c) Illiquid Security. The market value of these securities total $51, which represents 0.00% of total net assets.
(d) Fair-valued security. The market value of these securities total $0 which represents 0.00% of total net assets.
(e) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$47,922,771
Gross unrealized appreciation	1,963,764
Gross unrealized depreciation	(4,345,788)
Net unrealized depreciation	$(2,382,024)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 32,373,127	$ —
Level 2 - Other significant observable inputs	13,167,620	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 45,540,747	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By (Signature and Title)   /s/Lee Schultheis
Lee Schultheis, President

Date   May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Lee Schultheis
Lee Schultheis, President

Date   May 23, 2008

By (Signature and Title)*   /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer and Chief Financial Officer

Date   May 28, 2008